                             AIM EQUITY FUNDS, INC.

                             INSTITUTIONAL CLASSES


                             AIM CHARTER FUND
                             AIM CONSTELLATION FUND
[AIM LOGO APPEARS HERE]      AIM WEINGARTEN FUND               ANNUAL REPORT
                                                               OCTOBER 31, 1997

TABLE OF CONTENTS

AIM Charter Fund                         2-19
AIM Constellation Fund                  20-37
AIM Weingarten Fund                 38-Inside
                                   back cover

MUTUAL FUNDS, ANNUITIES, AND OTHER INVESTMENTS ARE NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY; ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY BANK OR ANY AFFILIATE; AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

   This report may be distributed only to current shareholders or to persons who have received a current prospectus of the Fund.

                                                           The Chairman's Letter

                      Dear Fellow Shareholder:

                      The fiscal year ended October 31 experienced no let-up in
    [PHOTO OF         the volatility in equity markets, and it closed on an
    Charles T.        unsettling note. In late October, in the wake of a
      Bauer,          currency crisis in Southeast Asia, the stock market
   Chairman of        experienced its first 10% correction since 1991. On
   The Board of       Monday, October 27, the New York Stock Exchange closed to
    THE FUND,         deal with market volatility for the first time in its
  APPEARS HERE]       history when the Dow Jones Industrial Average fell 554
                      points, the index's largest point decline ever. It is important to note that in percentage terms, this was a drop of 7.18%, far smaller than the 22.61% decline that occurred October 19, 1987. Fortunately, this time the market snapped back, and the Dow regained 337 points the next day. As of this writing, markets continue to recover.
         Many investment managers, including AIM, had cautioned that a correction was inevitable, that the relentless rise in benchmarks like the Dow could not continue. In less than 12 months, the Dow had climbed from 6010 on October 14, 1996, to reach its all-time high of 8259 on August 6, 1997.
         When markets become overvalued, no one knows what will precipitate a decline. No one foresaw that a currency devaluation by Thailand beginning during the summer would lead to worldwide stock market turmoil.
         Despite recent activities, the fiscal year ended October 31 brought domestic equity investors excellent returns: The Dow was up almost 26%; the broader S&P 500, more than 32%; the NASDAQ small-cap index, 30.46%. International investments, while positive, weren't as robust; the EAFE Index rose 4.63%. On the following pages, your Fund managers discuss how your Fund performed in this market context and their outlook for the future.

REALISTIC EXPECTATIONS

The 1100-point decline in the Dow between early August and late October was the latest in a series of market breaks. Between mid-March and mid-April of this year, for example, the Dow dropped almost 10%.

         Many investors, including professional fund managers, have become accustomed to buying on these market breaks because the market has bounced back quickly. From its 1997 low of 6391 on April 11, the Dow took less than four months to rise almost 2000 points to its all-time high.

         However, this time could be different. Many investors have developed two unrealistic expectations: first, a belief that stocks can rise more than 20% a year indefinitely; and second, confidence that the market always rebounds swiftly from a decline.

         Neither notion is historically correct. History tells us that over the long term, average annual total return for stocks is about 10%, not 20%. And those of us who have been in this business for many years remember the bear market of the 1970s, when the market experienced a series of declines and recovery was very slow.

         Nevertheless, there is reason for optimism, including sound fiscal policy steadily shrinking the federal deficit, stable interest rates, and a strong economy unharmed by inflation. Despite recent events in Asia, it is difficult to be pessimistic about the U.S. economy and, indeed, about most of the developed economies in the world.

         We are pleased to send you this report on your Fund. If you have any questions or comments, we invite you to contact Client Services at 800-659-1005.

Sincerely,

/s/ CHARLES T. BAUER
Charles T. Bauer
Chairman


                    --------------------------------------
                           Despite recent activities,
                                the fiscal year
                                ended October 31
                       brought domestic equity investors
                               excellent returns.
                    --------------------------------------

Long-Term Performance

AIM CHARTER FUND

     For shareholders who seek growth and income by investing primarily in stocks of large-cap, well-run companies with a history of stable and improving earnings and generally increasing dividend payouts.

ABOUT FUND PERFORMANCE AND PORTFOLIO DATA THROUGHOUT THIS REPORT:

o AIM Charter Fund Institutional Class performance figures are historical and reflect reinvestment of all distributions and changes in net asset value.
o One-year performance includes reinvested distributions of $0.834 per share.
o The Fund's investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance cannot guarantee comparable future results.

ABOUT INDEXES AND OTHER PERFORMANCE BENCHMARKS CITED IN THIS REPORT:

o The unmanaged Lipper Growth & Income Fund Index represents an average of the performance of the 30 largest growth-and-income mutual funds.
o        The unmanaged Standard & Poor's Composite Index of 500 Stocks (S&P
         500) is widely regarded by investors as representative of the stock market in general.
o The Dow Jones Industrial Average (DJIA) is price-weighted average of 30 actively traded primarily industrial stocks.
o The Europe, Australia, Far East (EAFE) Index is a group of unmanaged foreign securities. The index is compiled by Morgan Stanley Capital International.
o The NASDAQ (National Association of Securities Dealers Automated Quotation system) Composite Index is a group of more than 4,500 unmanaged over-the-counter securities widely regarded by investors to be representative of the small- and medium-sized company stock universe.
o An investment cannot be made in any index listed. Unless otherwise indicated, index results include reinvested dividends and do not reflect sales charges.

================================================================================
AVERAGE ANNUAL TOTAL RETURNS
FOR PERIODS ENDED OCTOBER 31, 1997
--------------------------------------------------------------------------------
1 Year                     29.05%
5 Years                    17.28
Inception (7/30/91)        15.30
================================================================================


================================================================================
Growth of $10,000 Investment
7/30/91-10/31/97

----------------------------------------------------------------------------------------------------------------------------------
            AIM Charter Fund, Institutional Class             Standard & Poor's 500          Lipper Growth & Income Index
----------------------------------------------------------------------------------------------------------------------------------
                                                In thousands.
7/30/91                  $10,000                                     $10,000                           $10,000
10/91                     10,512                                      10,231                            10,316
10/92                     10,988                                      11,247                            11,234
10/93                     12,898                                      12,921                            13,424
10/94                     12,637                                      13,421                            13,849
10/95                     16,105                                      16,959                            16,657
10/96                     18,891                                      21,033                            20,221
10/97                     24,368                                      27,785                            25,889
==================================================================================================================================

Past performance cannot guarantee comparable future results.
Source: Towers Data Systems HYPO--Registered Trademark--
                                       2
                                 C H A R T E R

                                                          The Managers' Overview

THREE SECTORS PROPEL FUND
TO EXCELLENT RESULTS

A roundtable discussion with the Fund management team for AIM Charter Fund for the fiscal year ended October 31, 1997.

--------------------------------------------------------------------------------
Q.   HOW DID AIM CHARTER FUND PERFORM DURING THE FISCAL YEAR?

A. The Institutional Class produced a total return of 29.05%, including distributions of $0.834 per share. This was excellent performance, with the Fund outpacing its own long-term average annual returns. Net assets under management were $40.2 million at the close of the fiscal year.

Q.   WHICH HOLDINGS CONTRIBUTED TO SUCH GOOD PERFORMANCE?

A. Our three largest sectors continue to be financials, technology, and health care. The individual stocks we hold in these sectors and the mix of industries will vary, but we think these three sectors represent excellent long-term growth potential.

Q.   WHAT IS ATTRACTIVE ABOUT FINANCIAL COMPANIES?

A. Our holdings in the financial sector, including banks, insurers, and brokerage houses, were up during the fiscal year. With a growing economy, stable interest rates, and demographic trends leading more people into retirement-oriented financial planning, financial institutions have prospered. Earnings growth for big money center banks such as Chase and Citicorp outdid analysts' expectations.
          The sector is experiencing a wave of mergers and acquisitions, for example the purchase of brokerage firm Robertson-Stephens by Bank of America. Financial firms want to be capable of offering the broadest possible range of services and of competing in a global environment. Through careful securities selection, we want to focus on the companies initiating this consolidation--the franchise companies that will be around five years from now.

Q.   WHY DO YOU OWN SUCH A LARGE NUMBER OF TECHNOLOGY STOCKS?

A. The biggest portion of corporate capital expenditures, domestically and overseas, has been spent on technology. This investment has resulted in the productivity improvements that have been driving economic growth.
          Manufacturers in the tech sector have done well. Specialized semiconductor makers like Texas Instruments, networking-equipment producers such as Bay Networks, and such industry-leading personal computer manufacturers as Compaq have been very good holdings.
          On the software/services side, another successful holding is software maker Compuware, which is poised to profit from the so called "millennium problem," the need to reprogram older computers to recognize the year 2000.
          Not all news in the tech sector is good. Pricing pressures are tough. You can now buy a meaningful personal computer for $1,000, which has to affect profit margins. Even Intel has been feeling the pressure, though it remains the industry's flagship.
          Despite these glitches, we think the sector's long-term growth prospects are excellent. We will continue to seek individual companies whose earnings justify our investment. For example, while not included in the technology sector, retailers of computers and electronic gear have been doing well. We added CompUSA to the portfolio since our last report to shareholders.

Q.   WHY DOES HEALTH CARE REMAIN A LONG-TERM THEME?

A. One factor contributing to strength in the health-care sector is the FDA's move toward more rapid approval of drugs and medical devices, which should reduce costs for the medical instrument and pharmaceutical industries. We hold such major pharmaceutical makers as Merck and SmithKline Beecham, and the portfolio includes companies like Medtronic Inc., a maker of sophisticated implantable therapeutic devices such as stents, pacemakers, and heart valves.

Q.   DOES THE PORTFOLIO STILL INCLUDE CONVERTIBLE SECURITIES?

A. About 15% of the portfolio consisted of convertible bonds or convertible preferred stocks at the close of the fiscal year. We stress dividend-paying securities in this portfolio because of our investment objective, which is primarily growth with income as a secondary goal.
          The dividend yield on common stocks has been declining recently for various

================================================================================
NET ASSETS UNDER MANAGEMENT
--------------------------------------------------------------------------------
10/31/96   $29.6 MILLION
10/31/97   $40.2 MILLION
================================================================================


                        --------------------------------
                            We will continue to seek
                           individual companies whose
                          earnings justify investment.
                        --------------------------------
                                       3
                                 C H A R T E R

The Managers' Overview

PORTFOLIO COMPOSITION

As of 10/31/97, based on total net assets

==================================================================================================================================
TOP 10 INDUSTRIES                                                   TOP 10 HOLDINGS
----------------------------------------------------------------------------------------------------------------------------------
1.   Financial (Diversified)                        5.97%           1.   WorldCom, Inc.                                  2.56%
2.   Health Care (Diversified)                      5.05            2.   Chase Manhattan Corp.                           2.53
3.   Banks (Money Center)                           4.73            3.   Philip Morris Companies Inc.                    1.95
4.   Health Care (Drugs--Major Pharmaceuticals)     4.22            4.   Brunswick Corp.                                 1.85
5.   Computers (Software & Services)                3.96            5.   American Home Products Corp.                    1.62
6.   Services (Commercial & Consumer)               3.67            6.   SmithKline Beecham PLC-ADR                      1.56
7.   Communications Equipment                       3.31            7.   Citicorp                                        1.51
8.   Insurance (Multi-Line)                         3.18            8.   Allstate Corp.                                  1.45
9.   Computers (Hardware)                           3.10            9.   Warner-Lambert Co.                              1.41
10.  Oil & Gas (Drilling & Equipment)               2.67            10.  Morgan Stanley, Dean Witter, Discover & Co.     1.39

Please keep in mind that the Fund's portfolio composition is subject to change and there is no assurance the Fund will continue to hold any particular security.
==================================================================================================================================



================================================================================
PORTFOLIO COMPOSITION
As of 10/31/97, based on total net assets

NUMBER OF HOLDINGS: 182
--------------------------------------------------------------------------------

U.S. Stocks                                                   73.43%
Domestic Convertible Bonds                                    7.44%
Convertible Preferred Stocks                                  6.72%
U.S. Government Securities                                    6.19%
Foreign Stocks                                                5.79%
Convertible Foreign Bonds                                     0.56%
Repurchase Agreements                                         0.28%

================================================================================

     reasons. Rather than paying dividends, many corporations have elected to reinvest cash flow in capital equipment, largely new technology systems to enhance productivity, or in acquisitions of new or complementary businesses. Another trend has been stock repurchases by corporations. Corporate dividends are taxed twice, once at the corporate level as dividends are distributed on an after-tax basis, and then at the individual level. To avoid this double taxation, companies have been "returning" capital to shareholders by buying back stock instead. This spreads future corporate earnings over fewer shares outstanding, increasing earnings per share and thus the stock price.
          Given the tax code's bias in favor of long-term capital gains over income, these trends are likely to continue and we don't anticipate any big rise in the level of corporate dividends. We will continue to employ convertibles as opportunities arise. Current convertible holdings include WorldCom Inc., which is merging with MCI Communications Corp.; and Conseco, Inc., a leading consolidator in the insurance industry.

Q.   WHAT IS YOUR OUTLOOK FOR THE ECONOMY IN THE NEAR TERM?

A. There are a few cautionary signs: a tight labor market that could put inflationary pressure on wages, a drop in consumer confidence measured by The Conference Board, a slip in new vehicle sales.
          Nevertheless, there is much evidence of a favorable economic environment. Inflation is so well controlled many economy watchers are more concerned about deflation. Because of monetary turmoil and market declines overseas, few expect a rate hike by the Federal Reserve, at least for the short term. And finally, corporate earnings continue to grow. As of the third quarter of 1997, earnings for S&P 500 companies were up more than 12% year over year, for example.

Q.   WHAT DO YOU SEE AHEAD FOR THE EQUITY MARKETS?

A. In our last report, we commented on the "narrowness" of the markets during 1996 and early 1997, when a few very large companies accounted for much of the rise in market indexes. Beginning in May, investors began to look beyond these blue-chip stocks. From May through the end of the fiscal year, small- and mid-sized company stocks either paced or outpaced larger-company stocks.
          Although about 75% of our holdings in AIM Charter Fund are large companies, we also have the flexibility to invest in smaller companies, and we do. So as a diversified fund, we were glad to see the market broaden. The market is more normal when investors cast their nets broadly rather than pouring money into a few huge stocks with sky-high valuations.
          Earnings remain key to market performance, and earnings look as if they may be coming down to more normal levels. Earnings for the companies in the S&P 500 have been very high: 20-percent-plus for three years in a row. As we just mentioned, the most recent figure is about 12%. With interest rates stable, investors will focus more on earnings. Given our earnings-focused discipline, we believe AIM Charter Fund is well-positioned for this market.

                                       4
                                 C H A R T E R

SCHEDULE OF INVESTMENTS

October 31, 1997

                                                     MARKET
                                     SHARES          VALUE
COMMON STOCKS-79.22%

AUTO PARTS & EQUIPMENT-0.47%

Lear Corp.(a)                          450,000   $   21,628,125
---------------------------------------------------------------

BANKS (MAJOR REGIONAL)-0.32%

Wells Fargo & Co.                       50,000       14,568,750
---------------------------------------------------------------

BANKS (MONEY CENTER)-4.73%

BankAmerica Corp.                      450,000       32,175,000
---------------------------------------------------------------
Chase Manhattan Corp.                1,000,000      115,375,000
---------------------------------------------------------------
Citicorp                               550,000       68,784,375
---------------------------------------------------------------
                                                    216,334,375
---------------------------------------------------------------

BANKS (REGIONAL)-0.58%

Marshall & Ilsley Corp.                250,000       12,968,750
---------------------------------------------------------------
Uniao de Bancos Brasileiros
  S.A.-GDR (Brazil)(a)                 500,000       13,625,000
---------------------------------------------------------------
                                                     26,593,750
---------------------------------------------------------------

BEVERAGES (NON-ALCOHOLIC)-0.49%

Coca-Cola Co.                          400,000       22,600,000
---------------------------------------------------------------

CHEMICALS (SPECIALTY)-0.25%

Lubrizol Corp. (The)                   300,000       11,550,000
---------------------------------------------------------------

COMMUNICATIONS EQUIPMENT-3.31%

ADC Telecommunications, Inc.(a)        700,000       23,187,500
---------------------------------------------------------------
Comverse Technology, Inc.(a)           270,000       11,137,500
---------------------------------------------------------------
DSC Communications Corp.(a)            400,000        9,750,000
---------------------------------------------------------------
ECI Telecommunications Ltd.
  Designs (Israel)                     400,000       11,050,000
---------------------------------------------------------------
Lucent Technologies, Inc.              200,000       16,487,500
---------------------------------------------------------------
Nokia Oy A.B.-Class A-ADR
  (Finland)                            300,000       26,475,000
---------------------------------------------------------------
Northern Telecom Ltd. (Canada)         150,000       13,453,125
---------------------------------------------------------------
Telefonaktiebolaget LM
  Ericsson-ADR (Sweden)                350,000       15,487,500
---------------------------------------------------------------
Tellabs, Inc.(a)                       450,000       24,300,000
---------------------------------------------------------------
                                                    151,328,125
---------------------------------------------------------------

COMPUTERS (HARDWARE)-3.10%

Compaq Computer Corp.(a)(b)            660,500       42,106,875
---------------------------------------------------------------
Dell Computer Corp.(a)(b)              200,000       16,025,000
---------------------------------------------------------------
Hewlett-Packard Co.                    200,000       12,337,500
---------------------------------------------------------------
International Business Machines
  Corp.                                550,000       53,934,375
---------------------------------------------------------------
Sun Microsystems, Inc.(a)              500,000       17,125,000
---------------------------------------------------------------
                                                    141,528,750
---------------------------------------------------------------

COMPUTERS (NETWORKING)-1.64%

3Com Corp.(a)                          300,000       12,431,250
---------------------------------------------------------------

COMPUTERS (NETWORKING)-(CONTINUED)
Bay Networks, Inc.(a)(b)             1,200,000   $   37,950,000
---------------------------------------------------------------
Cisco Systems, Inc.(a)                 300,000       24,609,375
---------------------------------------------------------------
                                                     74,990,625
---------------------------------------------------------------

COMPUTERS (SOFTWARE &
  SERVICES)-3.73%

America Online, Inc.(a)                300,000       23,100,000
---------------------------------------------------------------
Computer Associates
  International, Inc.(b)               700,000       52,193,750
---------------------------------------------------------------
Compuware Corp.(a)                     200,000       13,225,000
---------------------------------------------------------------
HBO & Co.(b)                           400,000       17,400,000
---------------------------------------------------------------
Microsoft Corp.(a)                     300,000       39,000,000
---------------------------------------------------------------
Sterling Commerce, Inc.(a)             450,000       14,934,375
---------------------------------------------------------------
Sybase, Inc.(a)                        650,000       10,603,125
---------------------------------------------------------------
                                                    170,456,250
---------------------------------------------------------------

CONSUMER FINANCE-1.55%

Household International, Inc.          300,000       33,975,000
---------------------------------------------------------------
MBNA Corp.                             600,000       15,787,500
---------------------------------------------------------------
SLM Holding Corp.                      150,000       21,056,250
---------------------------------------------------------------
                                                     70,818,750
---------------------------------------------------------------

DISTRIBUTORS (FOOD &
  HEALTH)-1.14%

AmeriSource Health Corp.-Class
  A(a)                                 125,000        7,421,875
---------------------------------------------------------------
Bergen Brunswig Corp.-Class A          400,000       16,025,000
---------------------------------------------------------------
Cardinal Health, Inc.                  250,000       18,562,500
---------------------------------------------------------------
Sysco Corp.                            250,000       10,000,000
---------------------------------------------------------------
                                                     52,009,375
---------------------------------------------------------------

ELECTRICAL EQUIPMENT-1.80%

General Electric Co.                   500,000       32,281,250
---------------------------------------------------------------
Philips Electronics N.V.-ADR-New
  York Shares (Netherlands)            500,000       39,187,500
---------------------------------------------------------------
Westinghouse Electric Corp.            400,000       10,575,000
---------------------------------------------------------------
                                                     82,043,750
---------------------------------------------------------------

ELECTRONICS (COMPONENT DISTRIBUTORS)-0.27%

Kent Electronics Corp.(a)              350,000       12,228,125
---------------------------------------------------------------

ELECTRONICS
  (SEMICONDUCTORS)-1.50%

Intel Corp.(b)                         450,000       34,650,000
---------------------------------------------------------------
National Semiconductor Corp.(a)        350,000       12,600,000
---------------------------------------------------------------
Texas Instruments, Inc.                200,000       21,337,500
---------------------------------------------------------------
                                                     68,587,500
---------------------------------------------------------------

FINANCIAL (DIVERSIFIED)-5.41%

American Express Co.                   500,000       39,000,000
---------------------------------------------------------------
American General Corp.                 250,000       12,750,000
---------------------------------------------------------------
Federal Home Loan Mortgage Corp.     1,250,000       47,343,750
---------------------------------------------------------------

                                        5
                   C      H      A      R      T      E     R

                                                     MARKET
                                     SHARES          VALUE

FINANCIAL (DIVERSIFIED)-(CONTINUED)

Federal National Mortgage
  Association                        1,000,000   $   48,437,500
---------------------------------------------------------------
MBIA, Inc.                             400,000       23,900,000
---------------------------------------------------------------
MGIC Investment Corp.                  200,000       12,062,500
---------------------------------------------------------------
Morgan Stanley, Dean Witter,
  Discover & Co.                     1,300,000       63,700,000
---------------------------------------------------------------
                                                    247,193,750
---------------------------------------------------------------

FOODS-0.28%

Sara Lee Corp.                         250,000       12,781,250
---------------------------------------------------------------

HEALTH CARE (DIVERSIFIED)-5.05%

Abbott Laboratories                    200,000       12,262,500
---------------------------------------------------------------
American Home Products Corp.         1,000,000       74,125,000
---------------------------------------------------------------
Bristol-Myers Squibb Co.               650,000       57,037,500
---------------------------------------------------------------
Johnson & Johnson                      400,000       22,950,000
---------------------------------------------------------------
Warner-Lambert Co.                     450,000       64,434,375
---------------------------------------------------------------
                                                    230,809,375
---------------------------------------------------------------

HEALTH CARE (DRUGS-GENERIC & OTHER)-0.52%

Dura Pharmaceuticals, Inc.(a)          300,000       14,512,500
---------------------------------------------------------------
Teva Pharmaceutical Industries
  Ltd.-ADR (Israel)                    200,000        9,350,000
---------------------------------------------------------------
                                                     23,862,500
---------------------------------------------------------------

HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)-4.22%

Lilly (Eli) & Co.                      250,000       16,718,750
---------------------------------------------------------------
Merck & Co., Inc.                      500,000       44,625,000
---------------------------------------------------------------
Pfizer, Inc.                           850,000       60,137,500
---------------------------------------------------------------
SmithKline Beecham PLC-ADR
  (United Kingdom)                   1,500,000       71,437,500
---------------------------------------------------------------
                                                    192,918,750
---------------------------------------------------------------

HEALTH CARE (HOSPITAL MANAGEMENT)-0.59%

Health Management Associates, Inc.-Class
  A(a)                                 100,000        2,437,500
---------------------------------------------------------------
Tenet Healthcare Corp.(a)              800,000       24,450,000
---------------------------------------------------------------
                                                     26,887,500
---------------------------------------------------------------

HEALTH CARE (LONG TERM CARE)-0.31%

HEALTHSOUTH Corp.(a)                   550,000       14,059,375
---------------------------------------------------------------

HEALTH CARE (MANAGED CARE)-0.89%

MedPartners, Inc.(a)                 1,600,000       40,700,000
---------------------------------------------------------------

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)-1.76%

Arterial Vascular Engineering,
  Inc.(a)                              350,000       18,593,750
---------------------------------------------------------------
Baxter International Inc.              300,000       13,875,000
---------------------------------------------------------------
Boston Scientific Corp.(a)             325,000       14,787,500
---------------------------------------------------------------
Henry Schein, Inc.(a)                  350,000       11,506,250
---------------------------------------------------------------
Medtronic, Inc.                        500,000       21,750,000
---------------------------------------------------------------
                                                     80,512,500
---------------------------------------------------------------

HEALTH CARE (SPECIALIZED SERVICES)-0.69%

Covance, Inc.(a)                       365,000   $    6,455,938
---------------------------------------------------------------
Omnicare, Inc.                         900,000       25,031,250
---------------------------------------------------------------
                                                     31,487,188
---------------------------------------------------------------

HOUSEHOLD FURNITURE & APPLIANCES-0.20%

Leggett & Platt, Inc.                  213,900        8,930,325
---------------------------------------------------------------

HOUSEHOLD PRODUCTS (NON-DURABLES)-0.78%

Colgate-Palmolive Co.                  300,000       19,425,000
---------------------------------------------------------------
Procter & Gamble Co. (The)             240,000       16,320,000
---------------------------------------------------------------
                                                     35,745,000
---------------------------------------------------------------

INSURANCE (LIFE/HEALTH)-0.51%

Provident Companies, Inc.              700,000       23,362,500
---------------------------------------------------------------

INSURANCE (MULTI-LINE)-2.18%

Ace, Ltd.                              200,000       18,587,500
---------------------------------------------------------------
American International Group,
  Inc.                                 450,000       45,928,125
---------------------------------------------------------------
Travelers Group, Inc.                  500,000       35,000,000
---------------------------------------------------------------
                                                     99,515,625
---------------------------------------------------------------

INSURANCE
  (PROPERTY-CASUALTY)-1.77%

Allstate Corp.                         800,000       66,350,000
---------------------------------------------------------------
Travelers Property Casualty
  Corp.-Class A                        400,000       14,450,000
---------------------------------------------------------------
                                                     80,800,000
---------------------------------------------------------------

INVESTMENT
  BANKING/BROKERAGE-1.04%

Merrill Lynch & Co., Inc.              700,000       47,337,500
---------------------------------------------------------------

INVESTMENT MANAGEMENT-0.49%

Franklin Resources, Inc.               250,000       22,468,750
---------------------------------------------------------------

LEISURE TIME (PRODUCTS)-1.85%

Brunswick Corp.                      2,500,000       84,375,000
---------------------------------------------------------------

LODGING-HOTELS-1.20%

Carnival Corp.-Class A                 342,500       16,611,250
---------------------------------------------------------------
ITT Corp.                              200,000       14,937,500
---------------------------------------------------------------
Patriot American Hospitality,
  Inc.                                 700,000       23,100,000
---------------------------------------------------------------
                                                     54,648,750
---------------------------------------------------------------

MACHINERY (DIVERSIFIED)-0.29%

Deere & Co.                            250,000       13,156,250
---------------------------------------------------------------

MANUFACTURING (DIVERSIFIED)-1.45%

Eaton Corp.                            250,000       24,156,250
---------------------------------------------------------------
Hillenbrand Industries, Inc.           300,000       12,825,000
---------------------------------------------------------------
Tyco International Ltd.                400,000       15,100,000
---------------------------------------------------------------
United Technologies Corp.              200,000       14,000,000
---------------------------------------------------------------
                                                     66,081,250
---------------------------------------------------------------

MANUFACTURING (SPECIALIZED)-0.29%

Diebold, Inc.                          300,000       13,218,750
---------------------------------------------------------------

                                        6
                   C      H      A      R      T      E     R

                                                     MARKET
                                     SHARES          VALUE

NATURAL GAS-0.52%

El Paso Natural Gas Co.                400,000   $   23,975,000
---------------------------------------------------------------

OFFICE EQUIPMENT & SUPPLIES-0.80%

Boise Cascade Office Products
  Corp.(a)                             400,000        7,600,000
---------------------------------------------------------------
Wallace Computer Services, Inc.        750,000       28,828,125
---------------------------------------------------------------
                                                     36,428,125
---------------------------------------------------------------

OIL & GAS (DRILLING & EQUIPMENT)-1.82%

BJ Services Co.(a)                     300,000       25,425,000
---------------------------------------------------------------
Halliburton Co.                        400,000       23,850,000
---------------------------------------------------------------
Hvide Marine, Inc.-Class A(a)          500,000       16,500,000
---------------------------------------------------------------
Petroleum Geo-Services ASA-ADR
  (Norway)(a)                          250,000       17,312,500
---------------------------------------------------------------
                                                     83,087,500
---------------------------------------------------------------

OIL (INTERNATIONAL
  INTEGRATED)-1.11%

Exxon Corp.                            400,000       24,575,000
---------------------------------------------------------------
Royal Dutch Petroleum Co.-ADR-New
  York Shares (Netherlands)            500,000       26,312,500
---------------------------------------------------------------
                                                     50,887,500
---------------------------------------------------------------

OIL & GAS (REFINING & MARKETING)-0.51%

Tosco Corp.                            700,000       23,100,000
---------------------------------------------------------------

OIL & GAS (SERVICES)-0.29%

YPF Sociedad Anonima-ADR
  (Argentina)                          410,300       13,129,600
---------------------------------------------------------------

PERSONAL CARE-1.09%

Avon Products, Inc.(b)                 350,000       22,925,000
---------------------------------------------------------------
Gillette Co.                           300,000       26,718,750
---------------------------------------------------------------
                                                     49,643,750
---------------------------------------------------------------

PHOTOGRAPHY/IMAGING-0.96%

Xerox Corp.                            555,000       44,018,438
---------------------------------------------------------------

POWER PRODUCERS
  (INDEPENDENT)-0.19%

CalEnergy, Inc.(a)                     250,000        8,562,500
---------------------------------------------------------------

REAL ESTATE INVESTMENT
  TRUST-1.38%

Cali Realty Corp.                      425,000       17,212,500
---------------------------------------------------------------
Crescent Real Estate Equities,
  Inc.                                 400,000       14,400,000
---------------------------------------------------------------
Starwood Lodging Trust                 300,000       17,943,750
---------------------------------------------------------------
Vornado Realty Trust                   300,000       13,387,500
---------------------------------------------------------------
                                                     62,943,750
---------------------------------------------------------------

RETAIL (COMPUTERS & ELECTRONICS)-0.79%

CompUSA, Inc.(a)(b)                  1,100,000       36,025,000
---------------------------------------------------------------

RETAIL (DEPARTMENT STORES)-1.97%

Carson Pirie Scott & Co.(a)            250,000       12,046,875
---------------------------------------------------------------
Federated Department Stores,
  Inc.(a)                              400,000       17,600,000
---------------------------------------------------------------
J.C. Penney Co., Inc.                  400,000       23,475,000
---------------------------------------------------------------
Kohl's Corp.(a)                        250,000       16,781,250
---------------------------------------------------------------

RETAIL (DEPARTMENT STORES)-(CONTINUED)
Proffitt's, Inc.(a)                    700,000   $   20,081,250
---------------------------------------------------------------
                                                     89,984,375
---------------------------------------------------------------

RETAIL (DISCOUNTERS)-0.22%

Consolidated Stores Corp.(a)           250,000        9,968,750
---------------------------------------------------------------

RETAIL (DRUG STORES)-0.37%

Walgreen Co.                           600,000       16,875,000
---------------------------------------------------------------

RETAIL (FOOD CHAINS)-0.17%

Blue Square-Israel Ltd.-ADR
  (Israel)(a)                          660,000        7,672,500
---------------------------------------------------------------

RETAIL (GENERAL
  MERCHANDISE)-0.38%

Costco Companies, Inc.(a)              450,000       17,325,000
---------------------------------------------------------------

RETAIL (SPECIALTY)-0.71%

Corporate Express, Inc.(a)           1,000,000       14,687,500
---------------------------------------------------------------
Polo Ralph Lauren Corp.(a)             600,000       15,600,000
---------------------------------------------------------------
Staples, Inc.(a)                        85,000        2,231,250
---------------------------------------------------------------
                                                     32,518,750
---------------------------------------------------------------

RETAIL (SPECIALTY-APPAREL)-0.16%

Stage Stores, Inc.(a)                  200,000        7,300,000
---------------------------------------------------------------

SAVINGS & LOAN COMPANIES-0.90%

Washington Mutual, Inc.                600,000       41,062,500
---------------------------------------------------------------

SERVICES (COMMERCIAL & CONSUMER)-3.27%

American Residential Services,
  Inc.(a)                              425,000        6,215,625
---------------------------------------------------------------
CUC International, Inc.(a)             800,000       23,600,000
---------------------------------------------------------------
HFS, Inc.(a)                           600,000       42,300,000
---------------------------------------------------------------
Service Corp. International          2,000,000       60,875,000
---------------------------------------------------------------
Stewart Enterprises, Inc.-Class A      400,000       16,600,000
---------------------------------------------------------------
                                                    149,590,625
---------------------------------------------------------------

SERVICES (DATA PROCESSING)-1.02%

Ceridian Corp.(a)                      400,000       15,625,000
---------------------------------------------------------------
Equifax, Inc.                          500,000       15,531,250
---------------------------------------------------------------
Fiserv, Inc.(a)                        350,000       15,662,500
---------------------------------------------------------------
                                                     46,818,750
---------------------------------------------------------------

TELEPHONE-1.86%

Cincinnati Bell, Inc.                2,200,000       59,400,000
---------------------------------------------------------------
SBC Communications, Inc.               400,000       25,450,000
---------------------------------------------------------------
                                                     84,850,000
---------------------------------------------------------------

TOBACCO-1.95%

Philip Morris Companies, Inc.        2,250,000       89,156,250
---------------------------------------------------------------

TRUCKS & PARTS-0.13%

Cummins Engine Co., Inc.               100,000        6,093,749
---------------------------------------------------------------
    Total Common Stocks                           3,619,135,550
---------------------------------------------------------------

                                        7
                   C      H      A      R      T      E     R

                                    PRINCIPAL        MARKET
                                     AMOUNT          VALUE

CONVERTIBLE CORPORATE BONDS-8.00%

AUTOMOBILES-0.31%

Volkswagen International Finance
  N.V. (Germany), Conv. Gtd.
  Notes, 3.00%, 01/24/02           $12,000,000   $   14,130,000
---------------------------------------------------------------

AUTO PARTS & EQUIPMENT-0.55%

Mark IV Industries, Conv. Sub.
  Notes, 4.75%, 11/01/04(c)
  (acquired 10/23/97-10/24/97;
  cost $14,997,500)                 15,000,000       14,460,900
---------------------------------------------------------------
Tower Automotive Inc., Conv. Sub.
  Notes, 5.00%, 08/01/04(c)
  (acquired 07/24/97; cost
  $10,591,433)                      10,450,000       10,821,184
---------------------------------------------------------------
                                                     25,282,084
---------------------------------------------------------------

COMPUTERS (PERIPHERALS)-1.03%

EMC Corp., Conv. Sub. Notes,
  3.25%, 03/15/02                   20,000,000       27,757,000
---------------------------------------------------------------
Quantum Corp., Conv. Sub. Notes,
  5.00%, 03/01/03                    7,000,000       19,396,860
---------------------------------------------------------------
                                                     47,153,860
---------------------------------------------------------------

COMPUTERS (SOFTWARE &
  SERVICES)-0.23%

Veritas Software Corp., Conv.
  Sub. Notes, 5.25%, 11/01/04(c)
  (acquired 10/09/97; cost
  $10,500,000)                      10,500,000       10,368,750
---------------------------------------------------------------

ELECTRICAL EQUIPMENT-0.32%

SCI Systems, Inc., Conv. Sub.
  Notes, 5.00%, 05/01/06             8,000,000       14,769,840
---------------------------------------------------------------

ELECTRONICS
  (SEMICONDUCTORS)-0.53%

Altera Corp., Conv. Sub. Notes,
  5.75%, 06/15/02                    5,000,000        8,750,550
---------------------------------------------------------------
Analog Devices, Conv. Sub. Notes,
  3.50%, 12/01/00                   10,000,000       15,307,400
---------------------------------------------------------------
                                                     24,057,950
---------------------------------------------------------------

HEALTH CARE (SPECIALIZED SERVICES)-0.25%

NCS Healthcare Inc., Conv. Sub.
  Notes, 5.75%, 08/15/04(c)
  (acquired 08/07/97-08/08/97;
  cost $12,058,245)                 12,000,000       11,546,760
---------------------------------------------------------------

INSURANCE (MULTI-LINE)-1.00%

Loews Corp., Conv. Sub. Notes,
  3.125%, 09/15/07                  40,000,000       45,646,000
---------------------------------------------------------------

MANUFACTURING (DIVERSIFIED)-0.50%

Thermo Electron Corp., Conv. Sub.
  Deb., 4.25%, 01/01/03(c)
  (acquired 06/20/97-06/27/97;
  cost $23,144,315)                 20,000,000       22,621,800
---------------------------------------------------------------

MANUFACTURING (SPECIALIZED)-0.52%

U.S. Filter Corp., Conv. Sub.
  Notes, 4.50%, 12/15/01            20,000,000       23,641,600
---------------------------------------------------------------

OFFICE EQUIPMENT & SUPPLIES-0.65%

Danka Business Systems PLC, Conv.
  Sub. Notes, 6.75%, 04/01/02
  (United Kingdom)                 $22,500,000   $   29,817,675
---------------------------------------------------------------

OIL & GAS (DRILLING & EQUIPMENT)-0.41%

Nabors Industries, Inc., Conv.
  Sub. Notes, 5.00%, 05/15/06        8,000,000       18,872,400
---------------------------------------------------------------

RETAIL (BUILDING SUPPLIES)-0.14%

Home Depot, Inc., Conv. Sub.
  Notes, 3.25%, 10/01/01             5,000,000        6,465,800
---------------------------------------------------------------

RETAIL (SPECIALTY)-0.14%

Staples Inc., Conv. Sub. Deb.,
  4.50%, 10/01/00(c) (acquired
  10/23/97-10/24/97; cost
  $6,725,000)                        5,000,000        6,361,800
---------------------------------------------------------------

SERVICES (EMPLOYMENT)-0.56%

Career Horizons, Inc., Conv.
  Bonds, 7.00%, 11/01/02            10,000,000       25,409,400
---------------------------------------------------------------

WASTE MANAGEMENT-0.86%

Sanifill, Inc., Conv. Sub. Deb.,
  5.00%, 03/01/06                   18,000,000       25,648,920
---------------------------------------------------------------
United Waste Systems, Inc., Conv.
  Sub. Notes, 4.50%, 06/01/01       10,250,000       13,820,280
---------------------------------------------------------------
                                                     39,469,200
---------------------------------------------------------------
    Total Convertible Corporate
      Bonds                                         365,614,919
---------------------------------------------------------------

                                     SHARES

CONVERTIBLE PREFERRED STOCKS-6.72%

FINANCIAL (DIVERSIFIED)-0.56%

AES Trust I-$2.69 Conv. Pfd            250,000       16,000,000
---------------------------------------------------------------
AES Trust II-$2.75 Conv. Pfd.,(c)
  (acquired 10/24/97; cost
  $10,000,000)                         200,000        9,525,000
---------------------------------------------------------------
                                                     25,525,000
---------------------------------------------------------------

HEALTH CARE (MANAGED CARE)-0.74%

Medpartners Inc.-$1.44 Conv. Pfd.    1,400,000       33,950,000
---------------------------------------------------------------

INSURANCE (LIFE/HEALTH)-1.16%

Conseco Inc.-$4.278 Conv. PRIDES       350,000       53,200,000
---------------------------------------------------------------

LODGING-HOTELS-0.50%

Host Marriott Corp., $3.375 Conv.
  Pfd.                                 350,000       22,881,250
---------------------------------------------------------------

OIL & GAS (DRILLING & EQUIPMENT)-0.44%

EVI, Inc., $2.50 Conv. Pfd.            400,000       20,150,000
---------------------------------------------------------------

RETAIL (SPECIALTY-APPAREL)-0.36%

TJX Companies., Inc.-Series E,
  $7.00 Conv. Pfd.                      50,000       16,250,000
---------------------------------------------------------------

SERVICES (COMMERCIAL & CONSUMER)-0.40%

Automatic Common Exchange
  Security Trust II-$1.55 Conv.
  Pfd.                                 350,000        9,887,500
---------------------------------------------------------------

                                        8
                   C      H      A      R      T      E     R

                                                     MARKET
                                     SHARES          VALUE

SERVICES (COMMERCIAL & CONSUMER)-(CONTINUED)

Hvide Capital Trust-$3.25 Conv.
  Pfd.(c) (acquired
  10/11/96-05/02/97; cost
  $8,701,548)                          123,000   $    8,270,520
---------------------------------------------------------------
                                                     18,158,020
---------------------------------------------------------------

TELECOMMUNICATIONS (LONG DISTANCE)-2.56%

WorldCom, Inc.-$2.68 Dep. Conv.
  Pfd.                               1,000,000      117,000,000
---------------------------------------------------------------
    Total Convertible Preferred
      Stocks                                        307,114,270
---------------------------------------------------------------

                                    PRINCIPAL
                                     AMOUNT

U.S. TREASURY NOTES-6.19%

8.875%, 02/15/99                   $25,000,000   $   26,000,750
---------------------------------------------------------------
9.125%, 05/15/99(d)                 70,000,000       73,541,300
---------------------------------------------------------------
8.50%, 02/15/00                     20,000,000       21,195,200
---------------------------------------------------------------

                                    PRINCIPAL
                                     AMOUNT

U.S. TREASURY NOTES-(CONTINUED)

8.875%, 05/15/00(d)                $20,000,000   $   21,508,400
---------------------------------------------------------------
8.75%, 08/15/00(d)                  20,000,000       21,553,400
---------------------------------------------------------------
11.75%, 02/15/01(d)                 80,000,000       94,303,200
---------------------------------------------------------------
13.125%, 05/15/01                   20,000,000       24,682,600
---------------------------------------------------------------
    Total U.S. Treasury Notes                       282,784,850
---------------------------------------------------------------

REPURCHASE AGREEMENT(e)-0.28%

Sanwa Securities (USA) L.P.,
  5.73%, 11/03/97(f)                12,899,236       12,899,236
---------------------------------------------------------------
TOTAL INVESTMENTS-100.41%                         4,587,548,825
---------------------------------------------------------------
OTHER ASSETS LESS
  LIABILITIES-(0.41)%                              (18,682,659)
---------------------------------------------------------------
NET ASSETS-100.00%                               $4,568,866,166
===============================================================

Abbreviations:

ADR    - American Depository Receipt
Conv.  - Convertible
Deb.   - Debentures
Dep.   - Depository
GDR    - Global Depository Receipt
Gtd.   - Guaranteed
Pfd.   - Preferred
PRIDES - Preferred Redemption Increase Dividend Equity Security
Sub.   - Subordinated

Notes to Schedule of Investments:

(a)Non-income producing security
(b)A portion of these securities are subject to call options written. See note
   8.
(c)Restricted security. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The valuation of the securities has been determined in accordance with the procedures established by the Board of Directors. The aggregate market value of these securities at 10/31/97 was $93,976,714, which represented 2.06% of the Fund's net assets.
(d)A portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See note 7.
(e)Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value as being 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor.
(f)Joint repurchase agreement entered into 10/31/97 with a maturing value of $200,095,500. Collateralized by $201,314,000 U.S. Government obligations, 0% to 8.875% due 11/03/97 to 08/15/27 with an aggregate market value at 10/31/97 of $204,000,545.

See Notes to Financial Statements.
                                        9
                   C      H      A      R      T      E     R

STATEMENT OF ASSETS AND LIABILITIES

OCTOBER 31, 1997


ASSETS:

Investments, at market value (cost
  $3,678,855,389)                             $4,587,548,825
------------------------------------------------------------
Receivable for:
  Investments sold                                46,111,494
------------------------------------------------------------
  Capital stock sold                              20,097,839
------------------------------------------------------------
  Dividends and interest                          14,817,418
------------------------------------------------------------
  Variation margin                                 1,040,625
------------------------------------------------------------
Investment for deferred compensation plan             44,514
------------------------------------------------------------
Other assets                                         133,382
------------------------------------------------------------
      Total assets                             4,669,794,097
------------------------------------------------------------

LIABILITIES:

Payables for:
  Investments purchased                           82,481,133
------------------------------------------------------------
  Capital stock reacquired                        10,912,732
------------------------------------------------------------
  Options written                                  2,272,031
------------------------------------------------------------
  Deferred compensation                               44,514
------------------------------------------------------------
Accrued advisory fees                              2,492,536
------------------------------------------------------------
Accrued administrative services fees                   9,821
------------------------------------------------------------
Accrued distribution fees                          1,858,913
------------------------------------------------------------
Accrued transfer agent fees                          549,487
------------------------------------------------------------
Accrued operating expenses                           306,764
------------------------------------------------------------
      Total liabilities                          100,927,931
------------------------------------------------------------
Net assets applicable to shares outstanding   $4,568,866,166
============================================================

NET ASSETS:

Class A                                       $3,466,912,125
============================================================
Class B                                       $1,056,094,084
============================================================
Class C                                       $    5,668,794
============================================================
Institutional Class                           $   40,191,163
============================================================

CAPITAL STOCK, $.001 PAR VALUE PER SHARE:

Class A:

  Authorized                                     750,000,000
------------------------------------------------------------
  Outstanding                                    258,500,666
============================================================

Class B:

  Authorized                                     750,000,000
------------------------------------------------------------
  Outstanding                                     78,995,187
============================================================

Class C:

  Authorized                                     750,000,000
------------------------------------------------------------
  Outstanding                                        423,413
============================================================

Institutional Class:

  Authorized                                     200,000,000
------------------------------------------------------------
  Outstanding                                      2,981,340
============================================================

Class A:

  Net asset value and redemption price per
    share                                     $        13.41
============================================================

  Offering price per share:
    (Net asset value of $13.41 divided by
     94.50%)                                  $        14.19
============================================================

Class B:

  Net asset value and offering price per
    share                                     $        13.37
============================================================

Class C:

  Net asset value and offering price per
    share                                     $        13.39
============================================================

Institutional Class:

  Net asset value, offering and redemption
    price per share                           $        13.48
============================================================

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 1997

INVESTMENT INCOME:

Dividends (net of $363,901 foreign
  withholding tax)                             $ 54,637,403
-----------------------------------------------------------
Interest                                         20,413,876
-----------------------------------------------------------
      Total investment income                    75,051,279
-----------------------------------------------------------

EXPENSES:

Advisory fees                                    25,224,069
-----------------------------------------------------------
Administrative services fees                        127,908
-----------------------------------------------------------
Custodian fees                                      335,709
-----------------------------------------------------------
Directors' fees                                      32,960
-----------------------------------------------------------
Distribution fees-Class A                         9,459,952
-----------------------------------------------------------
Distribution fees-Class B                         8,046,181
-----------------------------------------------------------
Distribution fees-Class C                             6,079
-----------------------------------------------------------
Transfer agent fees-Class A                       4,142,179
-----------------------------------------------------------
Transfer agent fees-Class B                       1,472,206
-----------------------------------------------------------
Transfer agent fees-Class C                           1,330
-----------------------------------------------------------
Transfer agent fees-Institutional Class              17,500
-----------------------------------------------------------
Other                                             1,185,816
-----------------------------------------------------------
      Total expenses                             50,051,889
-----------------------------------------------------------
Less: Fees waived by advisor                       (498,463)
-----------------------------------------------------------
      Expenses paid indirectly                     (218,302)
-----------------------------------------------------------
      Net expenses                               49,335,124
-----------------------------------------------------------
Net investment income                            25,716,155
-----------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENT SECURITIES, FOREIGN CURRENCIES,
  FUTURES AND OPTION CONTRACTS:

Net realized gain (loss) on sales of:

  Investment securities                         479,170,082
-----------------------------------------------------------
  Foreign currencies                                  8,764
-----------------------------------------------------------
  Futures contracts                              (2,590,423)
-----------------------------------------------------------
  Option contracts                               (4,682,882)
-----------------------------------------------------------
                                                471,905,541
-----------------------------------------------------------

Net unrealized appreciation (depreciation) of:

  Investment securities                         452,544,247
-----------------------------------------------------------
  Foreign currencies                                 (1,823)
-----------------------------------------------------------
  Futures contracts                              (2,280,695)
-----------------------------------------------------------
  Option contracts                                3,564,452
-----------------------------------------------------------
                                                453,826,181
-----------------------------------------------------------
Net gain on investment securities, foreign
  currencies, futures and option transactions   925,731,722
-----------------------------------------------------------
Net increase in net assets resulting from
  operations                                   $951,447,877
===========================================================

See Notes to Financial Statements.

                                       10
                   C      H      A      R      T      E     R

STATEMENT OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED OCTOBER 31, 1997 AND 1996

                                                                   1997              1996
                                                              --------------    --------------
OPERATIONS:

  Net investment income                                       $   25,716,155    $   45,400,910
----------------------------------------------------------------------------------------------
  Net realized gain on sales of investment securities,
    foreign currencies, futures, and option contracts            471,905,541       187,738,534
----------------------------------------------------------------------------------------------
  Net unrealized appreciation of investment securities,
    foreign currencies, futures and option contracts             453,826,181       171,775,447
----------------------------------------------------------------------------------------------
      Net increase in net assets resulting from operations       951,447,877       404,914,891
----------------------------------------------------------------------------------------------
Dividends to shareholders from net investment income:
  Class A                                                        (29,364,689)      (34,698,850)
----------------------------------------------------------------------------------------------
  Class B                                                         (2,392,475)       (2,262,959)
----------------------------------------------------------------------------------------------
  Institutional Class                                               (438,502)         (506,177)
----------------------------------------------------------------------------------------------
Distributions to shareholders from net realized gains:
  Class A                                                       (162,219,599)     (170,497,932)
----------------------------------------------------------------------------------------------
  Class B                                                        (34,439,480)       (8,672,692)
----------------------------------------------------------------------------------------------
  Class C                                                             (2,594)               --
----------------------------------------------------------------------------------------------
  Institutional Class                                             (1,797,486)       (2,168,635)
----------------------------------------------------------------------------------------------
Net equalization credits:
  Class A                                                            292,768           511,762
----------------------------------------------------------------------------------------------
  Class B                                                            189,770           219,669
----------------------------------------------------------------------------------------------
  Institutional Class                                                  6,698             1,194
----------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                        247,700,247       518,654,491
----------------------------------------------------------------------------------------------
  Class B                                                        397,291,935       417,063,105
----------------------------------------------------------------------------------------------
  Class C                                                          5,872,568                --
----------------------------------------------------------------------------------------------
  Institutional Class                                              4,247,713         2,366,710
----------------------------------------------------------------------------------------------
      Net increase in net assets                               1,376,394,751     1,124,924,577
----------------------------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                                          3,192,471,415     2,067,546,838
----------------------------------------------------------------------------------------------
  End of period                                               $4,568,866,166    $3,192,471,415
==============================================================================================

NET ASSETS CONSIST OF:

  Capital (par value and additional paid-in)                  $3,199,855,109    $2,544,742,646
----------------------------------------------------------------------------------------------
  Undistributed net investment income                              2,895,981         8,877,492
----------------------------------------------------------------------------------------------
  Undistributed net realized gain on sales of investment
    securities, foreign currencies, futures and option
    contracts                                                    456,189,864       182,752,246
----------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities, foreign
    currencies, futures and option contracts                     909,925,212       456,099,031
----------------------------------------------------------------------------------------------
                                                              $4,568,866,166    $3,192,471,415
==============================================================================================

See Notes to Financial Statements.

                                       11
                   C      H      A      R      T      E     R

NOTES TO FINANCIAL STATEMENTS

OCTOBER 31, 1997

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Charter Fund (the "Fund") is a series portfolio of AIM Equity Funds, Inc. (the "Company"). The Company is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of six diversified portfolios:
AIM Charter Fund, AIM Aggressive Growth Fund, AIM Blue Chip Fund, AIM Capital Development Fund, AIM Constellation Fund and AIM Weingarten Fund. The Fund currently offers four different classes of shares: Class A shares, Class B shares, Class C shares and the Institutional Class. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to provide growth of capital, with current income as a secondary objective.
       The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
A. Security Valuations-A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the mean between the closing bid and asked prices on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued at the mean between the last bid and asked prices based upon quotes furnished by market makers for such securities. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date, or absent a last sales price, at the mean of the closing bid and asked prices. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued at the mean between last bid and asked prices based upon quotes furnished by independent sources. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors of the Company. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the New York Stock Exchange. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the New York Stock Exchange which will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors.
B. Securities Transactions, Investment Income and Distributions-Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded as earned from settlement date and is recorded on the accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. On October 31, 1997 $8,764 was reclassified from undistributed net realized gains to undistributed net investment income as a result of differing book/tax treatment of foreign currency transactions. Net assets of the Fund were unaffected as a result of this reclassification.
C. Bond Premiums-It is the policy of the Fund not to amortize market premiums on bonds for financial reporting purposes.
D. Federal Income Taxes-The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
E. Expenses-Distribution and transfer agency expenses directly attributable to a class of shares are charged to that class' operations. All other expenses are allocated among the classes.
F. Equalization-The Fund follows the accounting practice known as equalization by which a portion of the proceeds from sales and costs of repurchases of Fund shares, equivalent on a per share basis to the amount of undistributed net investment income, is credited or charged to undistributed net income when the transaction is recorded so that the undistributed net investment income per share is unaffected by sales or redemptions of Fund shares.
G. Foreign Currency Translations-Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

                                       12
                   C      H      A      R      T      E     R

H. Foreign Currency Contracts-A forward currency contract is an obligation to purchase or sell a specific currency for an agreed upon price at a future date. The Fund may enter into a forward currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts.
I. Stock Index Futures Contracts-The Fund may purchase or sell stock index futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the securities being hedged.
J. Covered Call Options-The fund may write call options, but only on a covered basis; that is, the Fund will own the underlying security. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.
      A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. The purchaser of a call option has the right to acquire the security which is the subject of the call option at any time during the option period. During the option period, in return for the premium paid by the purchaser of the option, the Fund has given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline. During the option period, the Fund may be required at any time to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time at which the Fund effects a closing purchase transaction by purchasing (at a price which may be higher than that received when the call option was written) a call option identical to the one originally written.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 1.0% of the first $30 million of the Fund's average daily net assets, plus 0.75% of the Fund's average daily net assets in excess of $30 million to and including $150 million, plus 0.625% of the Fund's average daily net assets in excess of $150 million. AIM has agreed to voluntarily waive a portion of its advisory fees paid by the Fund to AIM to the extent necessary to reduce the fees paid by the Fund at net asset levels higher than those currently incorporated in the present advisory fee schedule. Under the voluntary waiver, AIM will receive a fee calculated at the annual rate of 1.0% of the first $30 million of the Fund's average daily net assets, plus 0.75% of the Fund's average daily net assets in excess of $30 million to and including $150 million, plus 0.625% of the Fund's average daily net assets in excess of $150 million to and including $2 billion, plus 0.60% of the Fund's average daily net assets in excess of $2 billion. The waiver is entirely voluntary but approval is required by the Board of Directors for any decision by AIM to discontinue the waiver. During the year ended October 31, 1997, AIM waived fees of $498,463. Under the terms of a master sub-advisory agreement between AIM and A I M Capital Management, Inc. ("AIM Capital"), AIM pays AIM Capital 50% of the amount paid by the Fund to AIM.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to reimburse AIM for certain administrative costs incurred in providing accounting services to the Fund. During the year ended October 31, 1997, AIM was reimbursed $127,908 for such services.
  The Fund, pursuant to a transfer agency and services agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") for certain costs incurred in providing transfer agency services to the Class A, Class B shares and Class C Shares. During the year ended October 31, 1997, AFS was paid $3,129,677 for such services.
  The Fund, pursuant to another transfer agency and service agreement, has agreed to pay A I M Institutional Fund Services, Inc. ("AIFS") a fee for providing transfer agent and shareholder services to the Institutional Class. During the year ended October 31, 1997, the Fund paid AIFS $3,178 for such services with respect to the Institutional Class. On September 19, 1997, the Board of Directors of the Fund approved the appointment of AFS as transfer agent of the Institutional Class to be effective in late 1997 or early 1998.

                                       13
                   C      H      A      R      T      E     R

  The Company has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor of the Class A, Class B and Class C shares of the Fund. The Company has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares (the "Class A Plan"), the Fund's Class B shares (the "Class B Plan"), and the Fund's Class C shares (the "Class C Plan") (collectively, the "Plans"). The Fund, pursuant to the Class A and Class C Plans, pays AIM Distributors compensation at the annual rate of 0.30% of the average daily net assets of Class A shares and 1.00% of the average daily net assets of Class C shares. The Class A and C Plans are designed to compensate AIM Distributors for certain promotional and other sales related costs, and to implement a dealer incentive program which provides for periodic payments to selected dealers who furnish continuing personal shareholder services to their customers who purchase and own Class A or Class C shares of the Fund. The Fund, pursuant to the Class B Plan, pays AIM Distributors compensation at an annual rate of 1.00% of the average daily net assets attributable to the Class B shares. Of this amount, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class B shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own Class B shares of the Fund. Any amounts not paid as a service fee under such Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges, that may be paid by the respective classes. AIM Distributors may, from time to time, assign, transfer or pledge to one or more designees, its rights to all or a designated portion of
(a) compensation received by AIM Distributors from the Fund pursuant to the Class B Plan (but not AIM Distributors' duties and obligations pursuant to the Class B Plan), and (b) any contingent deferred sales charges received by AIM Distributors related to the Class B shares. During the year ended October 31, 1997, the Class A and Class B, and the period August 4, 1997 through October 31, 1997 Class C shares paid AIM Distributors $9,459,952, $8,046,181, and $6,079, respectively, as compensation under the Plans.
  AIM Distributors received commissions of $2,129,799 from sales of Class A shares of the Fund during the year ended October 31, 1997. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the year ended October 31, 1997, AIM Distributors received commissions of $62,653 in contingent deferred sales charges imposed on redemptions of Fund shares. Certain officers and directors of the Company are officers and directors of AIM, AIM Capital, AIM Distributors, AFS, AIFS and FMC.
  During the year ended October 31, 1997, the Fund paid legal fees of $12,872 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Company's directors. A member of that firm is a director of the Company.

NOTE 3-INDIRECT EXPENSES

AIM has directed certain portfolio trades to brokers who paid a portion of the Fund's expenses related to pricing services used by the Fund. For the year ended October 31, 1997, the Fund's expenses were reduced by $15,778 for this service. The Fund also received reductions in transfer agency fees from AFS (an affiliate of AIM) and reductions in custodian fees of $51,566 and $150,958, respectively, under expense offset arrangements. The effect of the above arrangements resulted in reductions of the Fund's total expenses of $218,302 during the year ended October 31, 1997.

NOTE 4-DIRECTORS' FEES

Directors' fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Company may invest directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by The Chase Manhattan Bank. The Fund may borrow up to the lesser of (i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. Interest on borrowings under the line of credit is payable on maturity or prepayment date. Prior to an amendment of the line of credit on July 15, 1997, the Fund was limited to borrowing up to the lesser of i) $325,000,000 or ii) the limit set by its prospectus for borrowings. During the year ended October 31, 1997, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.05% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended October 31, 1997 was $7,160,060,290 and $6,696,104,946, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities as of October 31, 1997, on a tax basis, is as follows:

Aggregate unrealized appreciation of
  investment securities                          $955,676,275
-------------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                           (53,296,715)
-------------------------------------------------------------
Net unrealized appreciation of investment
  securities                                     $902,379,560
=============================================================

Cost of investments for tax purposes is $3,685,169,265.

                                       14
                   C      H      A      R      T      E     R

NOTE 7-FUTURES CONTRACTS

On October 31, 1997, $900,000 principal amount of U.S. Treasury obligations were pledged as collateral to cover margin requirements for futures contracts. Open contracts were as follows:

                                                 UNREALIZED
                      NO. OF       MONTH/       APPRECIATION
     CONTRACT        CONTRACTS   COMMITMENT    (DEPRECIATION)
Russell 2000 Index      200      Dec. 97/Buy    $(2,007,675)
Russell 2000 Index       25      Mar. 98/Buy       (325,000)
                                                -----------
                                                $(2,332,675)
                                                ===========

NOTE 8-OPTION CONTRACTS WRITTEN

Transactions in call options written during the year ended October 31, 1997 are summarized as follows:

                                                                  OPTION CONTRACTS
                                                              -------------------------
                                                               NUMBER
                                                                 OF          PREMIUMS
                                                              CONTRACTS      RECEIVED
                                                              ---------     -----------
Beginning of Period                                                  --              --
---------------------------------------------------------------------------------------
Written                                                          40,155     $ 9,469,083
---------------------------------------------------------------------------------------
Closed                                                          (11,850)     (2,734,038)
---------------------------------------------------------------------------------------
Exercised                                                        (2,000)       (898,562)
---------------------------------------------------------------------------------------
Expired                                                              --              --
---------------------------------------------------------------------------------------
End of period                                                    26,305     $ 5,836,483
=======================================================================================

Open call option contracts written at October 31, 1997 were as follows:

                                                                                                    OCTOBER 31,
                                                                           NUMBER                      1997          UNREALIZED
                                                      CONTRACT   STRIKE      OF        PREMIUM        MARKET        APPRECIATION
                       ISSUE                           MONTH     PRICE    CONTRACTS    RECEIVED        VALUE       (DEPRECIATION)
                       -----                          --------   ------   ---------    --------     -----------    --------------
Avon Products, Inc.                                   Nov. 97    $   75     3,500     $  765,410    $    54,688    $      710,722
---------------------------------------------------------------------------------------------------------------------------------
Bay Networks, Inc.                                    Nov. 97        40     2,000        145,995         31,250           114,745
---------------------------------------------------------------------------------------------------------------------------------
Bay Networks, Inc.                                    Nov. 97        42.5   3,000        703,476         37,500           665,976
---------------------------------------------------------------------------------------------------------------------------------
Compaq Computer Corp.                                 Nov. 97        65       605        300,675        207,968            92,707
---------------------------------------------------------------------------------------------------------------------------------
Compaq Computer Corp.                                 Nov. 97        75     1,000        174,014         71,875           102,139
---------------------------------------------------------------------------------------------------------------------------------
Compaq Computer Corp.                                 Nov. 97        85     2,500        495,082         46,875           448,207
---------------------------------------------------------------------------------------------------------------------------------
Computer Associates International, Inc.               Dec. 97        80     2,500      1,179,960        640,625           539,335
---------------------------------------------------------------------------------------------------------------------------------
CompUSA, Inc.                                         Nov. 97        35       500         73,498         40,625            32,873
---------------------------------------------------------------------------------------------------------------------------------
CompUSA, Inc.                                         Nov. 97        40     4,000        440,265         75,000           365,265
---------------------------------------------------------------------------------------------------------------------------------
Dell Computer Corp.                                   Nov. 97        85     2,000        868,971        750,000           118,971
---------------------------------------------------------------------------------------------------------------------------------
HBO & Co.                                             Nov. 97        50     2,700        264,591         84,375           180,216
---------------------------------------------------------------------------------------------------------------------------------
Intel Corp.                                           Nov. 97        85     2,000        424,546        231,250           193,296
---------------------------------------------------------------------------------------------------------------------------------
                                                                                      $5,836,483    $ 2,272,031    $    3,564,452
=================================================================================================================================

                                       15
                   C      H      A      R      T      E     R

NOTE 9-CAPITAL STOCK

Changes in the capital stock outstanding for the years ended October 31, 1997 and 1996 were as follows:

                                                                         1997                           1996
                                                              ---------------------------   ----------------------------
                                                                SHARES         AMOUNT          SHARES         AMOUNT
                                                              -----------   -------------   ------------   -------------
Sold
------------------------------------------------------------------------------------------------------------------------
  Class A                                                      64,563,425   $ 804,527,781     71,824,128   $ 752,853,277
------------------------------------------------------------------------------------------------------------------------
  Class B                                                      37,105,082     454,511,843     41,436,800     435,348,846
------------------------------------------------------------------------------------------------------------------------
  Class C*                                                        437,883       6,069,012             --              --
------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                             600,091       7,589,130        448,911       4,759,971
------------------------------------------------------------------------------------------------------------------------
Issued as reinvestment of dividends:
------------------------------------------------------------------------------------------------------------------------
  Class A                                                      16,507,011     181,612,880     19,521,139     192,994,968
------------------------------------------------------------------------------------------------------------------------
  Class B                                                       3,210,439      35,080,359      1,039,513      10,333,913
------------------------------------------------------------------------------------------------------------------------
  Class C*                                                            159           2,155             --              --
------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                             193,613       2,149,460        252,209       2,504,537
------------------------------------------------------------------------------------------------------------------------
Reacquired:
  Class A                                                     (59,039,148)   (738,440,414)   (40,679,494)   (427,193,754)
------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (7,456,466)    (92,300,267)    (2,705,793)    (28,619,654)
------------------------------------------------------------------------------------------------------------------------
  Class C*                                                        (14,629)       (198,599)            --              --
------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                            (445,517)     (5,490,877)      (464,310)     (4,897,798)
------------------------------------------------------------------------------------------------------------------------
                                                               55,661,943   $ 655,112,463     90,673,103   $ 938,084,306
========================================================================================================================

* Class C commenced sales on August 4, 1997.

NOTE 10-FINANCIAL HIGHLIGHTS

Shown below are the financial highlights for a share of the Institutional Class capital stock outstanding during each of the years in the five-year period ended October 31, 1997.

                                                               1997         1996       1995       1994       1993
                                                              -------      -------    -------    -------    -------
Net asset value, beginning of period                          $ 11.24      $ 10.66    $  8.93    $  9.48    $  8.38
------------------------------------------------------------  -------      -------    -------    -------    -------
Income from investment operations:
    Net investment income                                        0.16         0.24       0.23       0.25       0.19
------------------------------------------------------------  -------      -------    -------    -------    -------
    Net gains (losses) on securities (both realized and
     unrealized)                                                 2.91         1.44       2.07      (0.44)      1.23
------------------------------------------------------------  -------      -------    -------    -------    -------
         Total from investment operations                        3.07         1.68       2.30      (0.19)      1.42
------------------------------------------------------------  -------      -------    -------    -------    -------
Less distributions:
    Dividends from net investment income                        (0.16)       (0.20)     (0.24)     (0.20)     (0.32)
------------------------------------------------------------  -------      -------    -------    -------    -------
    Distributions from capital gains                            (0.67)       (0.90)     (0.33)     (0.16)        --
------------------------------------------------------------  -------      -------    -------    -------    -------
         Total distributions                                    (0.83)       (1.10)     (0.57)     (0.36)     (0.32)
------------------------------------------------------------  -------      -------    -------    -------    -------
Net asset value, end of period                                $ 13.48      $ 11.24    $ 10.66    $  8.93    $  9.48
============================================================  =======      =======    =======    =======    =======
Total return                                                    29.05%       17.29%     27.45%     (2.02)%    17.39%
============================================================  =======      =======    =======    =======    =======
Net assets, end of period (000s omitted)                      $40,191      $29,591    $25,538    $21,840    $24,196
============================================================  =======      =======    =======    =======    =======
Ratio of expenses to average net assets(a)                       0.67%(b)(c)  0.69%      0.74%      0.73%      0.79%
============================================================  =======      =======    =======    =======    =======
Ratio of net investment income to average net assets(a)          1.21%(b)     2.24%      1.98%      2.76%      2.26%
============================================================  =======      =======    =======    =======    =======
Portfolio turnover rate                                           170%         164%       161%       126%       144%
============================================================  =======      =======    =======    =======    =======
Average brokerage commission rate(d)                          $0.0615      $0.0638        N/A        N/A        N/A
============================================================  =======      =======    =======    =======    =======

(a) The ratios of expenses and net investment income to average net assets prior to the reduction of advisory fees were 0.68% and 1.20% for 1997 and 0.70% and 2.23% for 1996, respectively.

(b) Ratios are based on average net assets of $35,307,526.

(c) Ratio includes indirectly paid expenses. Excluding indirectly paid expenses, the ratio of expenses to average net assets would have remained the same.

(d) The average commission rate paid is the total brokerage commissions paid on applicable purchases and sales of securities for the period divided by the total number of related shares purchased and sold, which is required to be disclosed for fiscal years beginning September 1, 1995 and thereafter.

                                       16
                   C      H      A      R      T      E     R

                       INDEPENDENT AUDITORS' REPORT

                       To the Shareholders and Board of Directors
                       AIM Charter Fund:

                       We have audited the accompanying statement of assets and liabilities of the AIM Charter Fund (a portfolio of AIM Equity Funds, Inc.), including the schedule of investments, as of October 31, 1997, the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years or periods in the four-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended October 31, 1993 were audited by other auditors whose report thereon, dated November 12, 1993 expressed an unqualified opinion on those financial highlights.
                         We conducted our audits in accordance with generally
                       accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
                         In our opinion, the financial statements and financial
                       highlights referred to above present fairly, in all material respects, the financial position of AIM Charter Fund as of October 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and the financial highlights for each of the years or periods in the four-year period then ended, in conformity with generally accepted accounting principles

                                                    KPMG Peat Marwick LLP

                       Houston, Texas
                       December 5, 1997

                                       17
                   C      H      A      R      T      E     R

SUPPLEMENTAL PROXY INFORMATION
--------------------------------------------------------------------------------

The Annual Meeting of Shareholders of the AIM Equity Funds, Inc. (the "Company") was held on February 7, 1997 at the offices of A I M Management Group Inc., 11 Greenway Plaza, Houston, Texas. The meeting was held for the following purposes:

(1) To elect Directors as follows: Charles T. Bauer, Bruce L. Crockett, Owen Daly II, Carl Frischling, Robert H. Graham, John F. Kroeger, Lewis F. Pennock, Ian W. Robinson and Louis S. Sklar.

(2) To approve a new Master Investment Advisory Agreement between the AIM Charter Fund (the "Fund") and A I M Advisors, Inc.

(3) To approve a new Sub-Advisory Agreement between AIM and A I M Capital Management, Inc.

(4) To approve the elimination of the fundamental investment policy prohibiting the Fund from investing in other investment companies.

(5) To approve the elimination of provisions of a fundamental investment policy prohibiting or restricting investments in puts, calls, straddles and spreads.

(6) To approve the elimination of the fundamental investment policy prohibiting investments in companies with less than five years of continuous operation.

(7) To ratify the selection of KPMG Peat Marwick LLP as independent accountants for the Fund for the Company's fiscal year ending October 31, 1997.

     The results of the proxy solicitation on the above matters were as follows:

                                                                                          Votes             Withheld/
                           Director/Matter                          Votes For            Against           Abstentions
                           ---------------                          ---------            -------           -----------
(1)  Charles T. Bauer............................................  618,811,245                N/A          19,923,485
     Bruce L. Crockett...........................................  619,427,685                N/A          19,307,045
     Owen Daly II................................................  618,919,919                N/A          19,814,811
     Carl Frischling.............................................  619,275,356                N/A          19,459,374
     Robert H. Graham............................................  619,431,576                N/A          19,303,154
     John F. Kroeger.............................................  618,878,096                N/A          19,856,634
     Lewis F. Pennock............................................  619,272,998                N/A          19,461,732
     Ian W. Robinson.............................................  618,944,840                N/A          19,789,890
     Louis S. Sklar..............................................  619,462,714                N/A          19,272,016
(2)  Approval of Master Investment Advisory Agreement............  173,793,114          2,961,324           7,253,671
(3)  Approval of Sub-Advisory Agreement..........................  173,153,366          3,196,109           7,658,634
(4)  Elimination of Policy concerning Other Investment
     Companies...................................................  132,189,441          5,578,624           7,737,685
(5)  Elimination of Policy concerning Puts, Calls, Straddles and
     Spreads.....................................................  130,439,316          6,922,517           8,143,916
(6)  Elimination of Policy concerning Companies with Less Than
     Five Years of Continuous Operation..........................  131,139,307          6,923,959           7,442,483
(7)  KPMG Peat Marwick LLP.......................................  609,690,634          5,519,782          23,524,314

                                       18
                   C      H      A      R      T      E     R

                                                            Directors & Officers

BOARD OF DIRECTORS                            OFFICERS                                        OFFICE OF THE FUND

Charles T. Bauer                              Charles T. Bauer                                11 Greenway Plaza
Chairman                                      Chairman                                        Suite 100
A I M Management Group Inc.                                                                   Houston, TX 77046
                                              Robert H. Graham
Bruce L. Crockett                             President                                       INVESTMENT ADVISOR
Director,
ACE Limited;                                  John J. Arthur                                  A I M Advisors, Inc.
Formerly Director, President, and             Senior Vice President and Treasurer             11 Greenway Plaza
Chief Executive Officer                                                                       Suite 100
COMSAT Corporation                            Gary T. Crum                                    Houston, TX 77046
                                              Senior Vice President
Owen Daly II                                                                                  TRANSFER AGENT
Director                                      Carol F. Relihan
Cortland Trust Inc.                           Senior Vice President and Secretary             A I M Institutional Fund
                                                                                              Services, Inc.
                                              Jonathan C.  Schoolar                           11 Greenway Plaza
Jack Fields                                   Senior Vice President                           Suite 100
Formerly Member of the                                                                        Houston, TX 77046
U.S. House of Representatives                 Melville B. Cox
                                              Vice President                                  CUSTODIAN
Carl Frischling
Partner                                       Dana R. Sutton                                  State Street Bank & Trust Company
Kramer, Levin, Naftalis & Frankel             Vice President and Assistant Treasurer          225 Franklin Street
                                                                                              Boston, MA 02110
Robert H. Graham                              P. Michelle Grace
President and Chief Executive Officer         Assistant Secretary                             COUNSEL TO THE FUND
A I M Management Group Inc.
                                              Nancy L. Martin                                 Ballard Spahr
John F. Kroeger                               Assistant Secretary                             Andrews & Ingersoll
Formerly Consultant                                                                           1735 Market Street
Wendell & Stockel Associates, Inc.            Ofelia M. Mayo                                  Philadelphia, PA 19103
                                              Assistant Secretary
Lewis F. Pennock                                                                              COUNSEL TO THE DIRECTORS
Attorney                                      Kathleen J. Pflueger
                                              Assistant Secretary                             Kramer, Levin, Naftalis & Frankel
Ian W. Robinson                                                                               919 Third Avenue
Consultant; Formerly Executive Vice President Samuel D. Sirko                                 New York, NY 10022
and Chief Financial Officer                   Assistant Secretary
Bell Atlantic Management                                                                      DISTRIBUTOR
Services, Inc.                                Stephen I. Winer
                                              Assistant Secretary                             Fund Management Company
Louis S. Sklar                                                                                11 Greenway Plaza
Executive Vice President                      Mary J. Benson                                  Suite 100
Hines Interests                               Assistant Treasurer                             Houston, TX 77046
Limited Partnership
                                                                                              AUDITORS

                                                                                              KPMG Peat Marwick LLP
                                                                                              700 Louisiana
                                                                                              Houston, TX 77002




REQUIRED FEDERAL INCOME TAX INFORMATION

AIM Charter Fund Institutional Class paid ordinary dividends in the amount of $0.247 per share during the Fund's tax year ended October 31, 1997. Of this amount 38% is eligible for the dividends received deduction for corporations. The Fund also distributed long-term capital gains of $0.587 per share during the Fund's tax year ended October 31, 1997.

REQUIRED STATE INCOME TAX INFORMATION

Of the total Income dividends paid, 9% was derived from U.S. Treasury obligations.

                                       19
                                 C H A R T E R

Long-Term Performance

AIM CONSTELLATION FUND

For shareholders who seek capital appreciation through investments in common stocks, with emphasis on medium-size and smaller emerging growth companies.

ABOUT FUND PERFORMANCE AND PORTFOLIO DATA THROUGHOUT THIS REPORT:

o AIM Constellation Fund Institutional Class performance figures are historical and reflect reinvestment of all distributions and changes in net asset value.

o    One-year performance includes reinvested distributions of $0.887 per share.

o The Fund's investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance cannot guarantee comparable future results.

ABOUT INDEXES AND OTHER PERFORMANCE BENCHMARKS CITED IN THIS REPORT:

o Standard & Poor's Corporation (S&P) is a credit-rating agency. The unmanaged Standard & Poor's Composite Index of 500 Stocks (S&P 500) is widely regarded by investors as representative of the stock market in general. The Standard & Poor's Mid-Cap Index (S&P 400) is an unmanaged index comprising common stocks of approximately 400 mid-capitalization companies.

o The NASDAQ (National Association of Securities Dealers Automated Quotation System) Composite Index is a group of more than 4,500 unmanaged over-the-counter securities widely regarded by investors to be representative of the small- and medium-size company stock universe.

o The Dow Jones Industrial Average is a price-weighted average of 30 actively traded primarily industrial stocks.

o The Europe, Australia, Far East (EAFE) Index is a group of unmanaged securities. The index is compiled by Morgan Stanley Capital International.


o An investment cannot be made in the indexes listed. Unless otherwise indicated, index results include reinvested dividends and do not reflect sales charges.

==============================================================================
AVERAGE ANNUAL TOTAL RETURNS
FOR PERIODS ENDED OCTOBER 31, 1997
------------------------------------------------------------------------------

1 Year                           19.42%
5 Years                          20.06
Inception (7/30/91)              19.49
==============================================================================
==============================================================================
Growth of a $10,000 Investment
4/8/92-10/31/97

--------------------------------------------------------------------------------------------------------------------------
                                              NASDAQ                    Standard & Poor's 400      AIM Constellation Fund,
                                         Composite Index                    Midcap Index             Institutional Class
--------------------------------------------------------------------------------------------------------------------------
                                                                            In thousands
4/8/92                                      $10,000                          $10,000                     $10,000
10/92                                        10,797                           10,291                      10,023
10/93                                        13,938                           12,499                      12,907
10/94                                        15,045                           12,798                      12,877
10/95                                        20,173                           15,509                      17,160
10/96                                        22,556                           18,191                      20,231
10/97                                        24,130                           26,394                      26,936
==========================================================================================================================

Source: Towers Data Systems HYPO--Registered Trademark--


                                       20
                           C O N S T A L L A T I O N

The Managers' Overview

FUND CAPITALIZES ON BROADENING OF THE MARKET, PRODUCES SOLID RETURNS

A ROUNDTABLE DISCUSSION WITH THE FUND MANAGEMENT TEAM FOR AIM CONSTELLATION FUND FOR THE FISCAL YEAR ENDED OCTOBER 31, 1997.
--------------------------------------------------------------------------------
Q. HOW DID AIM CONSTELLATION FUND PERFORM DURING THE FISCAL YEAR COVERED BY
THIS REPORT?

A. We are pleased to report that, during the final half of the fiscal year, the Institutional Class produced a dramatic rebound from the -2.16% total return reported in our April 30 report to shareholders. For the six months ended October 31, 1997, the Fund's Institutional Class shares produced an impressive total return of 22.05%, bringing total return for the fiscal year as a whole to 19.42%, a return in keeping with AIM Constellation Fund's long-term performance. Net assets stood at $188.1 million at the close of the fiscal year.

Q. WHAT EXPLAINS THE BIG DIFFERENCE IN THE TWO HALVES OF THE YEAR?

A. During the latter six months, the market broadened, which makes for a more favorable environment for a mutual fund as diversified as AIM Constellation Fund, which had 368 holdings as of the fiscal year-end.
   We discussed the "narrow market" phenomenon in our last report. For much of 1996 and for the first few months of 1997, investors focused on relatively few large-company stocks sometimes dubbed "the new Nifty Fifty" in reference to the stocks that dominated the markets back in the 1960s and early 1970s.
   During the latter half of the fiscal year, investors began to look beyond these stocks. From May through the end of the fiscal year, small- and mid-sized company stocks paced or outpaced larger-company stocks. During the six months ended October 31, the large-cap S&P 500 rose 15.16% while the small-cap NASDAQ Composite was up 26.4%.

Q. DID YOU MAKE ANY MAJOR CHANGES TO THE PORTFOLIO DURING THE FISCAL YEAR?

A. Probably the most significant change was a sizable increase in energy sector holdings, much of which occurred during the last six months of the fiscal year. For example, as of October 31, 1997, we had almost 8% of the portfolio in oil and gas drilling and equipment companies, up from 3.44% six months earlier. These holdings include companies such as Baker Hughes, Inc. and Cooper Cameron Corp., both of which reported substantial earnings growth during the fiscal year.
   The energy sector, especially oil and gas, looks healthy after more than a decade of restructuring. Though oil and gas prices have been stable, energy demand is strong worldwide and likely will remain so despite very recent economic shocks in Asia. Equipment suppliers have become especially attractive, as an equipment shortage has raised prices. And technological improvements have lowered the cost of finding oil--the drilling success rate has improved from one out of five holes drilled to one out of two.

Q. WERE THERE OTHER MAJOR CHANGES TO THE PORTFOLIO?

A. A few themes have remained constant: technology, retail, and health care. The individual stocks we hold within these sectors will change over time, and the mix of industries will vary, but we think these three sectors represent excellent long-term growth potential.

Q. WHY IS TECHNOLOGY ATTRACTIVE?

A. Technology stocks still constitute more than a third of the portfolio, and our tech holdings were increased during the fiscal year. The portfolio is overweight in this sector compared to its benchmark S&P 400 index, which is only about 12.5% tech stocks. Within the technology sector, the two largest industry groups in the portfolio are computer software and services and semiconductors.
   We expect the computer software and services industry to profit from the so-called "millennium" problem. The special skills needed to reprogram older computers to recognize the year 2000 already are in demand. Portfolio holding Compuware Corp. is poised to profit from this situation. Another bright spot in the sector's future is Europe's migration to a common currency, which also will require large investments in information technology.
   In semiconductors, we still lean toward makers of high-value, noncommodity products, firms like Burr-Brown Corp., which enjoy a competitive edge over makers of commodity products. And we still hold Dell Computer Corp. and Compaq Computer Corp., which continue to capture more market share.

                             --------------------

                                 A few themes

                           have remained constant:

                     technology, retail, and health care.

                             --------------------

                                       21
                           C O N S T E L L A T I O N

The Managers' Overview


PORTFOLIO COMPOSITION
As of 10/31/97
Number of Holdings: 368

TOP 10 INDUSTRIES                                    TOP 10 COMMON STOCKS

 1. Oil & Gas (Drilling & Equipment)     7.94%       1. Compuware Corp.                      0.92%
 2. Computer (Software/Services)         7.84        2. HEALTHSOUTH Corp.                    0.91
 3. Electronics (Semiconductors)         6.69        3. Health Management Associates, Inc.   0.87
 4. Communications Equipment             4.81        4. MGIC Investment Corp.                0.83
 5. Consumer Finance                     3.60        5. Dell Computer Corp.                  0.83
 6. Retail (Specialty)                   3.55        6. Tenet Healthcare Corp.               0.82
 7. Computers (Hardware)                 3.34        7. EMC Corp.                            0.81
 8. Electrical Equipment                 2.85        8. Safeway, Inc.                        0.80
 9. Equipment (Semiconductors)           2.70        9. Household International, Inc.        0.78
10. Health Care (Hospital Management)    2.40       10. Compaq Computer Corp.                0.76

Please keep in mind that the Fund's portfolio composition is subject to change and there is no assurance the Fund will continue to hold any particular security.

which also will require large investments in information technology.

   In semiconductors, we still lean toward makers of high-value, noncommodity products, firms like Burr-Brown Corp., which enjoy a competitive edge over makers of commodity products. And we still hold Dell Computer Corp. and Compaq Computer Corp., which continue to capture more market share.

   Nevertheless, the technology sector is characterized by volatility and ongoing price cutting, and it faces possible negative effects of the recent turmoil in Asia. The portfolio's large weighting in technology is a potential vulnerability. We will continue to seek out individual companies whose earnings performance justifies our investment.

Q. WHY DOES THE FUND HAVE A LARGE STAKE IN THE RETAILING SECTOR?

A. Our holdings in retail were about 13% of the portfolio as of October 31, not much changed since the fiscal year opened. A year ago, the portfolio tended toward high-visibility brands; at fiscal year-end, discount stores selling brand-name merchandise at reduced prices were very attractive. Discounters in the portfolio include Ross Stores Inc., which is expecting record earnings per share this year.
   Other retailers doing well include those with a big emphasis on computers and electronic equipment--for example, CompUSA, Inc.--and several in the mail order industry, which finally appears to have established itself as a successful participant in this sector.

Q. WHY DO YOU STILL HOLD A LARGE NUMBER OF HEALTH-CARE STOCKS?

A. One positive note in the health-care sector is the FDA's move toward more rapid approval of drugs and medical devices, which should reduce costs for the medical instrument and pharmaceutical industries. Portfolio holding Quintile Transnational Corp., a contract research organization that assesses the efficacy of medical devices, can be expected to capitalize on this change.
   Another positive is the economies of scale produced by continued consolidation, especially in the patient care arena. However, we are beginning to tread somewhat carefully. The steady growth of the companies operating in this area has limited the ability of any one industry participant to dictate prices or other business terms to any other participant.
   Nevertheless, as we have reiterated on a number of occasions, demographic trends in the U.S. argue for continued growth in the health-care sector for some time to come.

Q. WHAT IS YOUR OUTLOOK FOR THE ECONOMY IN GENERAL?

A. There are a few cautionary signs: a tight labor market that could put inflationary pressure on wages, a drop in consumer confidence measured by The Conference Board, a slip in new vehicle sales.
   Nevertheless, there is much evidence of a favorable economic environment. Inflation is so well controlled many economists are more concerned about deflation. Because of monetary crises overseas, few market participants anticipate a rate hike by the Federal Reserve, at least for the short term. And finally, corporate earnings continue to grow. As of the third quarter of 1997, earnings for S&P 500 companies were up more than 12% year over year, for example.

Q. WHAT IS YOUR OUTLOOK FOR THE MIDCAP MARKET SECTOR THE NEXT FEW MONTHS?

A. We continue to be optimistic for a number of reasons:
   First, the relative valuations of mid-cap stocks are attractive compared to large-company stocks, especially since the earnings growth rate for mid caps is expected to be higher than for large caps.
   Second, tax changes enacted during 1997 favored capital growth over income. It seems intuitive to assume that investors will gravitate toward growth-oriented investments such as mid-capitalization stocks, and that should boost their performance.
   Third, because of recent turmoil in foreign markets and its possible negative impact on big multinational companies, investors may want to put their assets in smaller, more domestically oriented companies.

                     -----------------------------------
                         WE WILL CONTINUE TO SEEK OUT
                             INDIVIDUAL COMPANIES
                          WHOSE EARNINGS PERFORMANCE
                          JUSTIFIES OUR INVESTMENT.
                     -----------------------------------

                                       22
                           C O N S T E L L A T I O N

SCHEDULE OF INVESTMENTS

October 31, 1997

                                                    MARKET
                                   SHARES           VALUE
DOMESTIC COMMON STOCKS-89.37%

AEROSPACE/DEFENSE-0.35%

BE Aerospace, Inc.(a)                750,000   $     21,093,750
---------------------------------------------------------------
Precision Castparts Corp.            500,000         29,406,250
---------------------------------------------------------------
                                                     50,500,000
---------------------------------------------------------------

AIR FREIGHT-0.39%

AirNet Systems, Inc.(a)              560,000         11,480,000
---------------------------------------------------------------
CNF Transportation Inc.            1,000,000         44,625,000
---------------------------------------------------------------
                                                     56,105,000
---------------------------------------------------------------

AIRLINES-0.11%

Southwest Airlines Co.               500,000         16,312,500
---------------------------------------------------------------

AUTO PARTS & EQUIPMENT-0.12%

Mark IV Industries, Inc.             689,062         16,709,754
---------------------------------------------------------------

BANKS (MAJOR REGIONAL)-0.28%

BankBoston Corp.                     500,000         40,531,250
---------------------------------------------------------------

BANKS (REGIONAL)-0.30%

AmSouth Bancorporation               750,000         36,046,875
---------------------------------------------------------------
North Fork Bancorporation,
  Inc.                               250,000          7,359,375
---------------------------------------------------------------
                                                     43,406,250
---------------------------------------------------------------

BIOTECHNOLOGY-0.08%

Curative Technologies, Inc.(a)       365,100         10,998,638
---------------------------------------------------------------

BROADCASTING (TELEVISION, RADIO & CABLE)-0.62%

Chancellor Media Corp.(a)            140,001          7,682,555
---------------------------------------------------------------
Clear Channel Communications,
  Inc.(a)                            750,000         49,500,000
---------------------------------------------------------------
Jacor Communications, Inc.(a)        786,700         32,943,062
---------------------------------------------------------------
                                                     90,125,617
---------------------------------------------------------------

COMMUNICATIONS EQUIPMENT-3.32%

ADC Telecommunications,
  Inc.(a)                          3,000,000         99,375,000
---------------------------------------------------------------
Brightpoint, Inc.(a)                 750,000         24,750,000
---------------------------------------------------------------
Comverse Technology, Inc.(a)         100,000          4,125,000
---------------------------------------------------------------
Digital Microwave Corp.(a)            35,000          1,260,000
---------------------------------------------------------------
DSC Communications Corp.(a)        2,800,000         68,250,000
---------------------------------------------------------------
Glenayre Technologies, Inc.(a)     1,000,000         13,000,000
---------------------------------------------------------------
Lucent Technologies, Inc.            500,000         41,218,750
---------------------------------------------------------------
MasTec, Inc.(a)                      500,000         16,218,750
---------------------------------------------------------------
Motorola, Inc.                       600,000         37,050,000
---------------------------------------------------------------
PairGain Technologies,
  Inc.(a)(b)                       1,500,000         42,375,000
---------------------------------------------------------------
REMEC, Inc.(a)                       250,000          6,343,750
---------------------------------------------------------------
Scientific-Atlanta, Inc.           1,750,000         32,484,375
---------------------------------------------------------------
Tellabs, Inc.(a)                   1,800,000         97,200,000
---------------------------------------------------------------
                                                    483,650,625
---------------------------------------------------------------

COMPUTERS (HARDWARE)-3.34%

Citrix Systems, Inc.(a)              250,000   $     18,359,374
---------------------------------------------------------------
Comdisco, Inc.                     1,250,000         39,453,125
---------------------------------------------------------------
Compaq Computer Corp.(a)           1,743,000        111,116,250
---------------------------------------------------------------
Concord EFS, Inc.(a)               2,500,000         74,218,750
---------------------------------------------------------------
Data General Corp.(a)                250,000          4,812,500
---------------------------------------------------------------
Dell Computer Corp.(a)             1,500,000        120,187,500
---------------------------------------------------------------
IDX Systems Corp.(a)                 756,900         25,545,375
---------------------------------------------------------------
Micron Electronics, Inc.(a)        1,050,000         14,568,750
---------------------------------------------------------------
Sun Microsystems, Inc.(a)          2,250,000         77,062,500
---------------------------------------------------------------
                                                    485,324,124
---------------------------------------------------------------

COMPUTERS (NETWORKING)-1.31%

Bay Networks, Inc.(a)              3,000,000         94,875,000
---------------------------------------------------------------
Cisco Systems, Inc.(a)               650,000         53,320,313
---------------------------------------------------------------
3Com Corp.(a)                      1,000,000         41,437,500
---------------------------------------------------------------
                                                    189,632,813
---------------------------------------------------------------

COMPUTERS (PERIPHERALS)-2.23%

Adaptec, Inc.(a)                   2,000,000         96,875,000
---------------------------------------------------------------
EMC Corp.(a)                       1,672,000         93,632,000
---------------------------------------------------------------
Iomega Corp.(a)                    1,500,000         40,218,750
---------------------------------------------------------------
Lexmark International Group,
  Inc.(a)                            400,000         12,225,000
---------------------------------------------------------------
MicroTouch Systems, Inc.(a)          250,000          6,031,250
---------------------------------------------------------------
Quantum Corp.(a)                   1,000,000         31,625,000
---------------------------------------------------------------
Smart Modular Technologies,
  Inc.(a)                            150,000          7,462,500
---------------------------------------------------------------
Storage Technology Corp.(a)          600,000         35,212,500
---------------------------------------------------------------
                                                    323,282,000
---------------------------------------------------------------

COMPUTERS (SOFTWARE & SERVICES)-7.71%

America Online, Inc.(a)              200,000         15,400,000
---------------------------------------------------------------
Applied Voice Technology,
  Inc.(a)                            250,000          6,500,000
---------------------------------------------------------------
Aspect Development, Inc.(a)          325,000         15,193,750
---------------------------------------------------------------
Autodesk, Inc.                       500,000         18,500,000
---------------------------------------------------------------
Avant! Corp.(a)                      750,000         19,687,500
---------------------------------------------------------------
BMC Software, Inc.(a)              1,750,000        105,656,250
---------------------------------------------------------------
Cadence Design Systems,
  Inc.(a)                          1,750,000         93,187,500
---------------------------------------------------------------
Computer Associates
  International, Inc.              1,000,000         74,562,500
---------------------------------------------------------------
Compuware Corp.(a)                 2,014,200        133,188,975
---------------------------------------------------------------
Electronic Arts, Inc.(a)           1,000,000         33,875,000
---------------------------------------------------------------
Electronics for Imaging,
  Inc.(a)                            300,000         14,025,000
---------------------------------------------------------------
HBO & Co.                          2,500,000        108,750,000
---------------------------------------------------------------
McAfee Associates, Inc.(a)           200,000          9,950,000
---------------------------------------------------------------
Microsoft Corp.(a)                   824,200        107,146,000
---------------------------------------------------------------
Oracle Corp.(a)                    2,000,000         71,562,500
---------------------------------------------------------------

                                       23
                   C   O   N   S   T   E  L  L  A  T  I  O  N

                                                    MARKET
                                   SHARES           VALUE

COMPUTERS (SOFTWARE & SERVICES)-(CONTINUED)

Parametric Technology Co.(a)       1,600,000   $     70,600,000
---------------------------------------------------------------
Security Dynamics
  Technologies, Inc.(a)            1,000,000         33,875,000
---------------------------------------------------------------
Sterling Commerce, Inc.(a)         2,000,000         66,375,000
---------------------------------------------------------------
Sterling Software, Inc.(a)           500,000         17,062,500
---------------------------------------------------------------
Sybase, Inc.(a)                      517,500          8,441,719
---------------------------------------------------------------
Symantec Corp.(a)                  1,000,000         21,875,000
---------------------------------------------------------------
Synopsys, Inc.(a)                  1,500,000         58,312,500
---------------------------------------------------------------
Wind River Systems(a)                450,000         17,268,750
---------------------------------------------------------------
                                                  1,120,995,444
---------------------------------------------------------------

CONSUMER (JEWELRY, NOVELTIES & GIFTS)-0.16%

Action Performance Companies,
  Inc.(a)                            400,000         10,250,000
---------------------------------------------------------------
Blyth Industries, Inc.(a)            525,000         13,059,375
---------------------------------------------------------------
                                                     23,309,375
---------------------------------------------------------------

CONSUMER FINANCE-3.60%

Aames Financial Corp.(b)             900,000         13,162,500
---------------------------------------------------------------
Capital One Financial Corp.          750,000         34,218,750
---------------------------------------------------------------
ContiFinancial Corp.(a)              500,000         14,218,750
---------------------------------------------------------------
FIRSTPLUS Financial Group,
  Inc.(a)                            500,000         27,500,000
---------------------------------------------------------------
Green Tree Financial Corp.         2,500,000        105,312,500
---------------------------------------------------------------
Household International, Inc.      1,000,000        113,250,000
---------------------------------------------------------------
IMC Mortgage Co.(a)(b)             1,500,000         26,062,500
---------------------------------------------------------------
MBNA Corp.                         3,000,000         78,937,500
---------------------------------------------------------------
Money Store, Inc.                  1,000,000         28,375,000
---------------------------------------------------------------
Providian Financial Corp.            500,000         18,500,000
---------------------------------------------------------------
SLM Holding Corp.                    450,000         63,168,750
---------------------------------------------------------------
                                                    522,706,250
---------------------------------------------------------------

DISTRIBUTORS (FOOD &
  HEALTH)-0.81%

Cardinal Health, Inc.              1,000,000         74,250,000
---------------------------------------------------------------
McKesson Corp.                       400,000         42,925,000
---------------------------------------------------------------
                                                    117,175,000
---------------------------------------------------------------

ELECTRICAL EQUIPMENT-2.85%

American Power Conversion
  Corp.(a)                         1,000,000         27,250,000
---------------------------------------------------------------
Avid Technology, Inc.(a)             500,000         14,281,250
---------------------------------------------------------------
AVX Corp.                          1,000,000         28,250,000
---------------------------------------------------------------
Berg Electronics Corp.(a)          1,000,000         23,375,000
---------------------------------------------------------------
Black Box Corp.(a)                   500,000         20,500,000
---------------------------------------------------------------
Hadco Corp.(a)                       500,000         27,687,500
---------------------------------------------------------------
Kemet Corp.(a)                     1,000,000         21,750,000
---------------------------------------------------------------
Molex, Inc.-Class A                  292,968         10,272,191
---------------------------------------------------------------
Sanmina Corp.(a)                     700,000         52,325,000
---------------------------------------------------------------
Sawtek Inc.(a)                       400,000         13,600,000
---------------------------------------------------------------
SCI Systems, Inc.(a)               2,250,000         99,000,000
---------------------------------------------------------------
Solectron Corp.(a)                 1,000,000         39,250,000
---------------------------------------------------------------
Symbol Technologies, Inc.            900,000         35,775,000
---------------------------------------------------------------

ELECTRICAL EQUIPMENT-(CONTINUED)

Vishay Intertechnology,
  Inc.(a)                             17,100   $        409,331
---------------------------------------------------------------
                                                    413,725,272
---------------------------------------------------------------

ELECTRONIC (COMPONENT DISTRIBUTORS)-0.75%

Arrow Electronics, Inc.(a)         1,300,000         36,887,500
---------------------------------------------------------------
Avnet, Inc.                          750,000         47,203,125
---------------------------------------------------------------
Computer Products, Inc.(a)           250,000          6,812,500
---------------------------------------------------------------
Kent Electronics Corp.(a)            500,000         17,468,750
---------------------------------------------------------------
                                                    108,371,875
---------------------------------------------------------------

ELECTRONICS
  (INSTRUMENTATION)-0.73%

Methode Electronics,
  Inc.-Class A                     1,050,000         20,737,500
---------------------------------------------------------------
Perkin-Elmer Corp.                   894,800         55,925,000
---------------------------------------------------------------
Tektronix, Inc.                      500,000         29,562,500
---------------------------------------------------------------
                                                    106,225,000
---------------------------------------------------------------

ELECTRONICS
  (SEMICONDUCTORS)-6.43%

Altera Corp.(a)                    1,600,000         71,000,000
---------------------------------------------------------------
Anadagics, Inc.(a)                   321,600         11,899,200
---------------------------------------------------------------
Analog Devices, Inc.(a)            1,750,000         53,484,375
---------------------------------------------------------------
Atmel Corp.(a)                     2,000,000         51,750,000
---------------------------------------------------------------
Burr-Brown Corp.(a)                  750,000         22,687,500
---------------------------------------------------------------
Dallas Semiconductor Corp.(a)        800,000         39,100,000
---------------------------------------------------------------
Intel Corp.                        1,000,000         77,000,000
---------------------------------------------------------------
Lattice Semiconductor Corp.(a)       400,000         20,025,000
---------------------------------------------------------------
Linear Technology Corp.            1,500,000         94,312,500
---------------------------------------------------------------
Maxim Integrated Products,
  Inc.(a)                          1,525,000        101,031,250
---------------------------------------------------------------
Microchip Technology, Inc.(a)      2,499,975         99,686,503
---------------------------------------------------------------
National Semiconductor
  Corp.(a)                         2,500,000         90,000,000
---------------------------------------------------------------
PMC-Sierra, Inc.(a)                  500,000         13,187,500
---------------------------------------------------------------
Sipex Corp.(a)                       100,000          3,287,500
---------------------------------------------------------------
Texas Instruments, Inc.            1,000,000        106,687,500
---------------------------------------------------------------
Unitrode Corp.(a)                    300,000          8,043,750
---------------------------------------------------------------
Vitesse Semiconductor Corp.(a)       475,000         20,603,124
---------------------------------------------------------------
Xilinx, Inc.(a)                    1,500,000         51,187,500
---------------------------------------------------------------
                                                    934,973,202
---------------------------------------------------------------

ENTERTAINMENT-0.16%

Regal Cinemas, Inc.(a)             1,000,000         23,000,000
---------------------------------------------------------------

EQUIPMENT
  (SEMICONDUCTORS)-2.70%

Applied Materials, Inc.(a)         3,000,000        100,125,000
---------------------------------------------------------------
BMC Industries, Inc.                 500,000         16,093,750
---------------------------------------------------------------
KLA-Tencor Corp.(a)                2,511,700        110,357,819
---------------------------------------------------------------
Lam Research Corp.(a)              1,400,000         50,575,000
---------------------------------------------------------------
Novellus Systems, Inc.(a)          1,000,000         44,500,000
---------------------------------------------------------------
Teradyne, Inc.(a)                  1,887,900         70,678,256
---------------------------------------------------------------
                                                    392,329,825
---------------------------------------------------------------

                                       24
                   C   O   N   S   T   E  L  L  A  T  I  O  N

                                                    MARKET
                                   SHARES           VALUE

FINANCIAL (DIVERSIFIED)-1.09%

MGIC Investment Corp.              2,000,000   $    120,625,000
---------------------------------------------------------------
SunAmerica, Inc.                   1,050,000         37,734,375
---------------------------------------------------------------
                                                    158,359,375
---------------------------------------------------------------

FOOTWEAR-0.15%

Wolverine World Wide, Inc.         1,000,000         22,000,000
---------------------------------------------------------------

GAMING, LOTTERY & PARI-MUTUEL COMPANIES-0.28%

International Game Technology        750,000         19,171,875
---------------------------------------------------------------
MGM Grand, Inc.(a)                   500,000         21,937,500
---------------------------------------------------------------
                                                     41,109,375
---------------------------------------------------------------

HEALTH CARE (DRUGS-GENERIC & OTHER)-1.29%

Alpharma, Inc.                       254,967          5,625,209
---------------------------------------------------------------
Columbia Laboratories, Inc.(a)       500,000          8,000,000
---------------------------------------------------------------
Dura Pharmaceuticals, Inc.(a)        900,000         43,537,500
---------------------------------------------------------------
Forest Laboratories, Inc.(a)         600,000         27,750,000
---------------------------------------------------------------
Jones Medical Industries, Inc.     1,000,050         30,126,507
---------------------------------------------------------------
Mylan Laboratories, Inc.(a)        1,000,000         21,937,500
---------------------------------------------------------------
Parexel International Corp.(a)       350,000         12,643,750
---------------------------------------------------------------
Watson Pharmaceuticals,
  Inc.(a)                          1,200,000         38,100,000
---------------------------------------------------------------
                                                    187,720,466
---------------------------------------------------------------

HEALTH CARE (HOSPITAL MANAGEMENT)-2.40%

Health Management Associates,
  Inc.-Class A(a)                  5,186,530        126,421,680
---------------------------------------------------------------
Quorum Health Group, Inc.(a)       1,800,000         43,650,000
---------------------------------------------------------------
Tenet Healthcare Corp.(a)          3,913,800        119,615,513
---------------------------------------------------------------
Universal Health Services,
  Inc.-Class B(a)                  1,350,000         59,484,375
---------------------------------------------------------------
                                                    349,171,568
---------------------------------------------------------------

HEALTH CARE (LONG TERM CARE)-1.83%

Beverly Enterprises, Inc.(a)       2,000,000         29,875,000
---------------------------------------------------------------
Health Care and Retirement
  Corp.(a)(b)                      1,815,000         68,629,688
---------------------------------------------------------------
HEALTHSOUTH Corp.(a)               5,200,000        132,925,000
---------------------------------------------------------------
Vencor, Inc.(a)                    1,250,000         33,750,000
---------------------------------------------------------------
                                                    265,179,688
---------------------------------------------------------------

HEALTH CARE (MANAGED
  CARE)-1.71%

American Oncology Resources,
  Inc.(a)                            250,000          3,656,250
---------------------------------------------------------------
Concentra Managed Care,
  Inc.(a)                            430,000         14,028,750
---------------------------------------------------------------
Express Scripts, Inc.-Class
  A(a)(b)                            700,000         39,462,500
---------------------------------------------------------------
HealthCare COMPARE Corp.(a)          600,000         32,250,000
---------------------------------------------------------------
Humana, Inc.(a)                    1,235,000         25,935,000
---------------------------------------------------------------
Oxford Health Plans, Inc.(a)         911,900         23,538,419
---------------------------------------------------------------
PhyCor, Inc.(a)                    2,050,000         47,278,125
---------------------------------------------------------------
United Healthcare Corp.              602,300         27,894,019
---------------------------------------------------------------
Wellpoint Health Networks,
  Inc.(a)                            752,000         34,404,000
---------------------------------------------------------------
                                                    248,447,063
---------------------------------------------------------------

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)-2.28%

Arterial Vascular Engineering,
  Inc.(a)                            263,100   $     13,977,187
---------------------------------------------------------------
Biomet, Inc.                         875,000         21,820,313
---------------------------------------------------------------
Dentsply International, Inc.         820,200         23,273,175
---------------------------------------------------------------
Guidant Corp.                        800,000         46,000,000
---------------------------------------------------------------
Medtronic, Inc.                      900,000         39,150,000
---------------------------------------------------------------
Physician Sales & Service,
  Inc.(a)                            850,000         20,825,000
---------------------------------------------------------------
Quintiles Transnational
  Corp.(a)                           605,000         43,862,500
---------------------------------------------------------------
Sofamor Danek Group, Inc.(a)         220,100         15,159,388
---------------------------------------------------------------
Stryker Corp.                        400,000         14,875,000
---------------------------------------------------------------
Sullivan Dental Products, Inc.       500,000         11,687,500
---------------------------------------------------------------
Sybron International Corp.(a)      2,000,000         80,250,000
---------------------------------------------------------------
                                                    330,880,063
---------------------------------------------------------------

HEALTH CARE (SPECIALIZED SERVICES)-1.90%

American HomePatient,
  Inc.(a)(b)                         750,000         19,312,500
---------------------------------------------------------------
Covance, Inc.(a)                   2,000,000         35,375,000
---------------------------------------------------------------
FPA Medical Management,
  Inc.(a)                          1,500,000         36,187,500
---------------------------------------------------------------
Lincare Holdings, Inc.(a)          1,000,000         53,625,000
---------------------------------------------------------------
Omnicare, Inc.                     3,450,000         95,953,125
---------------------------------------------------------------
Orthodontic Centers of
  America, Inc.(a)                   524,200          9,075,213
---------------------------------------------------------------
Total Renal Care Holdings,
  Inc.(a)                            833,333         25,677,083
---------------------------------------------------------------
Transition Systems, Inc.(a)           33,300            674,325
---------------------------------------------------------------
                                                    275,879,746
---------------------------------------------------------------

HOMEBUILDING-0.24%

Clayton Homes, Inc.                1,750,000         28,765,625
---------------------------------------------------------------
Oakwood Homes Corp.                  250,000          6,578,125
---------------------------------------------------------------
                                                     35,343,750
---------------------------------------------------------------

HOUSEHOLD FURNITURE & APPLIANCES-0.29%

Leggett & Platt, Inc.              1,000,000         41,750,000
---------------------------------------------------------------

HOUSEWARES-0.11%

Central Garden and Pet Co.(a)        485,500         12,744,375
---------------------------------------------------------------
Helen of Troy Ltd.(a)                185,000          3,075,625
---------------------------------------------------------------
                                                     15,820,000
---------------------------------------------------------------

INSURANCE (PROPERTY-CASUALTY)-0.36%

CapMAC Holdings, Inc.                424,800         12,744,000
---------------------------------------------------------------
Everest Reinsurance Holdings,
  Inc.                               750,000         28,218,750
---------------------------------------------------------------
Frontier Insurance Group, Inc.       100,000          3,368,750
---------------------------------------------------------------
HCC Insurance Holdings, Inc.         343,100          8,019,963
---------------------------------------------------------------
                                                     52,351,463
---------------------------------------------------------------

INVESTMENT MANAGEMENT-0.34%

T. Rowe Price Associates             750,000         49,687,500
---------------------------------------------------------------

LEISURE TIME (PRODUCTS)-0.67%

Callaway Golf Co.                    450,000         14,512,500
---------------------------------------------------------------
GTECH Holdings Corp.(a)              750,000         24,187,500
---------------------------------------------------------------

                                       25
                   C   O   N   S   T   E  L  L  A  T  I  O  N

                                                    MARKET
                                   SHARES           VALUE

LEISURE TIME (PRODUCTS)-(CONTINUED)

Harley-Davidson, Inc.              1,400,000   $     38,850,000
---------------------------------------------------------------
North Face, Inc. (The)(a)            330,000          7,796,250
---------------------------------------------------------------
Speedway Motorsports, Inc.(a)        511,200         12,236,850
---------------------------------------------------------------
                                                     97,583,100
---------------------------------------------------------------

LODGING-HOTELS-0.56%

Choice Hotels International,
  Inc.(a)                          1,000,000         17,562,500
---------------------------------------------------------------
Doubletree Corp.(a)                  702,800         29,254,050
---------------------------------------------------------------
Promus Hotel Corp.(a)                650,000         25,512,500
---------------------------------------------------------------
Sun International Hotels Ltd.
  (a)                                157,600          5,673,600
---------------------------------------------------------------
Sunburst Hospitality Corp.(a)        333,333          3,375,000
---------------------------------------------------------------
                                                     81,377,650
---------------------------------------------------------------

MANUFACTURING
  (DIVERSIFIED)-0.94%

AMETEK, Inc.                         300,000          7,068,750
---------------------------------------------------------------
Hillenbrand Industries, Inc.         750,000         32,062,500
---------------------------------------------------------------
Pentair, Inc.                        500,000         19,312,500
---------------------------------------------------------------
Thermo Electron Corp.(a)           1,250,000         46,640,625
---------------------------------------------------------------
Tyco International Ltd.              823,964         31,104,641
---------------------------------------------------------------
                                                    136,189,016
---------------------------------------------------------------

MANUFACTURING
  (SPECIALIZED)-0.76%

Cognex Corp.(a)                    1,000,000         26,750,000
---------------------------------------------------------------
Diebold, Inc.                        700,000         30,843,750
---------------------------------------------------------------
US Filter Corp.(a)                 1,300,000         52,162,500
---------------------------------------------------------------
                                                    109,756,250
---------------------------------------------------------------

NATURAL GAS-0.01%

Edge Petroleum Corp.(a)               77,600          1,134,900
---------------------------------------------------------------

OFFICE EQUIPMENT &
  SUPPLIES-0.18%

Herman Miller, Inc.                  350,000         17,106,250
---------------------------------------------------------------
HON INDUSTRIES, Inc.                 181,900          9,390,587
---------------------------------------------------------------
                                                     26,496,837
---------------------------------------------------------------

OIL & GAS (DRILLING & EQUIPMENT)-7.52%

BJ Services Co.(a)                 1,000,000         84,750,000
---------------------------------------------------------------
Baker Hughes, Inc.                 1,000,000         45,937,500
---------------------------------------------------------------
Camco International, Inc.            963,700         69,627,325
---------------------------------------------------------------
Cooper Cameron Corp.(a)            1,000,000         72,250,000
---------------------------------------------------------------
Diamond Offshore Drilling,
  Inc.                               900,000         56,025,000
---------------------------------------------------------------
ENSCO International, Inc.          1,000,000         42,062,500
---------------------------------------------------------------
EVI, Inc.(a)                         600,000         38,512,500
---------------------------------------------------------------
Falcon Drilling Company,
  Inc.(a)                          1,500,000         54,562,500
---------------------------------------------------------------
Global Industries Ltd.(a)          1,954,200         39,328,275
---------------------------------------------------------------
Global Marine, Inc.(a)               700,000         21,787,500
---------------------------------------------------------------
Halliburton Co.                      750,000         44,718,750
---------------------------------------------------------------
Input/Output, Inc.(a)              1,400,000         37,537,500
---------------------------------------------------------------
Lone Star Technologies,
  Inc.(a)                            700,000         26,731,250
---------------------------------------------------------------
Marine Drilling Companies,
  Inc.(a)(b)                       1,500,000         44,437,500
---------------------------------------------------------------

OIL & GAS (DRILLING & EQUIPMENT)-(CONTINUED)

Nabors Industries, Inc.(a)         1,500,000   $     61,687,500
---------------------------------------------------------------
National-Oilwell, Inc.(a)            200,000         15,312,500
---------------------------------------------------------------
Noble Drilling Corp.(a)            1,000,000         35,562,500
---------------------------------------------------------------
Pride International, Inc.(a)       1,608,100         53,067,300
---------------------------------------------------------------
Rowan Companies, Inc.(a)           1,000,000         38,875,000
---------------------------------------------------------------
Santa Fe International Corp.         394,200         19,389,713
---------------------------------------------------------------
Smith International, Inc.(a)       1,000,000         76,250,000
---------------------------------------------------------------
Varco International,
  Inc.(a)(b)                       1,500,000         91,406,250
---------------------------------------------------------------
Veritas DGC, Inc.(a)                 600,000         24,562,500
---------------------------------------------------------------
                                                  1,094,381,363
---------------------------------------------------------------

OIL & GAS (EXPLORATION & PRODUCTION)-0.75%

Apache Corp.(a)                      750,000         31,500,000
---------------------------------------------------------------
Burlington Resources, Inc.           750,000         36,703,125
---------------------------------------------------------------
Pioneer Natural Resources Co.        350,000         14,021,875
---------------------------------------------------------------
St. Mary Land & Exploration
  Co.                                100,000          4,075,000
---------------------------------------------------------------
Santa Fe Energy Resources,
  Inc.(a)                          1,750,000         22,859,375
---------------------------------------------------------------
                                                    109,159,375
---------------------------------------------------------------

PERSONAL CARE-0.47%

Perrigo Co.(a)                     1,977,400         30,402,524
---------------------------------------------------------------
Rexall Sundown, Inc.(a)            1,755,000         38,390,625
---------------------------------------------------------------
                                                     68,793,149
---------------------------------------------------------------

PHOTOGRAPHY/IMAGING-0.27%

Xerox Corp.                          500,000         39,656,250
---------------------------------------------------------------

POWER PRODUCERS (INDEPENDENT)-0.30%

AES Corp.(a)                       1,100,000         43,587,500
---------------------------------------------------------------

RESTAURANTS-1.39%

Apple South, Inc.(b)               2,000,000         37,250,000
---------------------------------------------------------------
Applebee's International,
  Inc.(b)                          1,700,000         37,718,750
---------------------------------------------------------------
Brinker International, Inc.(a)     1,000,000         14,000,000
---------------------------------------------------------------
CKE Restaurants, Inc.                947,900         37,856,756
---------------------------------------------------------------
Cracker Barrel Old Country
  Store, Inc.                      1,125,000         33,187,500
---------------------------------------------------------------
Foodmaker, Inc.(a)                   250,000          4,109,375
---------------------------------------------------------------
Outback Steakhouse, Inc.(a)          500,000         13,531,250
---------------------------------------------------------------
Starbucks Corp.(a)                   750,000         24,750,000
---------------------------------------------------------------
                                                    202,403,631
---------------------------------------------------------------

RETAIL (BUILDING
  SUPPLIES)-0.32%

Eagle Hardware & Garden,
  Inc.(a)                            750,000         12,750,000
---------------------------------------------------------------
Fastenal Co.                         350,000         17,150,000
---------------------------------------------------------------
Home Depot, Inc.                     300,000         16,687,500
---------------------------------------------------------------
                                                     46,587,500
---------------------------------------------------------------

RETAIL (COMPUTERS & ELECTRONICS)-1.94%

Best Buy Company, Inc.(a)          1,000,000         27,937,500
---------------------------------------------------------------
CHS Electronics, Inc.(a)           1,500,000         36,656,250
---------------------------------------------------------------

                                       26
                   C   O   N   S   T   E  L  L  A  T  I  O  N

                                                    MARKET
                                   SHARES           VALUE

RETAIL (COMPUTERS & ELECTRONICS)-(CONTINUED)

CompUSA, Inc.(a)                   3,000,000   $     98,250,000
---------------------------------------------------------------
Ingram Micro, Inc.-Class A(a)      1,350,000         40,246,875
---------------------------------------------------------------
Tech Data Corp.(a)                 1,775,000         78,987,500
---------------------------------------------------------------
                                                    282,078,125
---------------------------------------------------------------

RETAIL (DEPARTMENT
  STORES)-0.74%

Fred Meyer, Inc.(a)                1,000,000         28,562,500
---------------------------------------------------------------
Kohl's Corp.(a)                      500,000         33,562,500
---------------------------------------------------------------
Nordstrom, Inc.                      750,000         45,937,500
---------------------------------------------------------------
                                                    108,062,500
---------------------------------------------------------------

RETAIL (DISCOUNTERS)-1.71%

Consolidated Stores Corp.(a)       2,500,000         99,687,500
---------------------------------------------------------------
Dollar General Corp.                 625,082         20,666,773
---------------------------------------------------------------
Dollar Tree Stores, Inc.(a)        1,040,400         42,136,200
---------------------------------------------------------------
Men's Wearhouse,
  Inc.(The)(a)(b)                  1,500,050         58,126,938
---------------------------------------------------------------
Ross Stores, Inc.                    734,000         27,433,250
---------------------------------------------------------------
                                                    248,050,661
---------------------------------------------------------------

RETAIL (DRUG STORES)-0.62%

CVS Corp.                            200,000         12,262,500
---------------------------------------------------------------
Rite Aid Corp.                     1,300,020         77,188,688
---------------------------------------------------------------
                                                     89,451,188
---------------------------------------------------------------

RETAIL (FOOD CHAINS)-2.26%

American Stores Co.                3,000,000         77,062,500
---------------------------------------------------------------
Kroger Co.(a)                      2,700,000         88,087,500
---------------------------------------------------------------
Quality Food Centers, Inc.(a)      1,000,000         47,625,000
---------------------------------------------------------------
Safeway, Inc.(a)                   2,000,000        116,250,000
---------------------------------------------------------------
                                                    329,025,000
---------------------------------------------------------------

RETAIL (GENERAL
  MERCHANDISE)-0.56%

Costco Companies, Inc.(a)            500,000         19,250,000
---------------------------------------------------------------
Dayton Hudson Corp.                1,000,000         62,812,500
---------------------------------------------------------------
                                                     82,062,500
---------------------------------------------------------------

RETAIL (HOME SHOPPING)-0.71%

CDW Computer Centers,
  Inc.(a)(b)                       1,200,000         74,400,000
---------------------------------------------------------------
Micro Warehouse, Inc.(a)(b)        1,925,200         28,878,000
---------------------------------------------------------------
                                                    103,278,000
---------------------------------------------------------------

RETAIL (SPECIALTY)-3.54%

AutoZone, Inc.(a)                    518,700         15,334,069
---------------------------------------------------------------
Bed Bath & Beyond, Inc.(a)         1,250,000         39,687,500
---------------------------------------------------------------
Finish Line, Inc. (The)-Class
  A(a)                               250,000          4,218,750
---------------------------------------------------------------
General Nutrition Companies,
  Inc.(a)                          1,000,000         31,500,000
---------------------------------------------------------------
Hollywood Entertainment
  Corp.(a)                         1,500,000         18,375,000
---------------------------------------------------------------
Inacom Corp.(a)                      580,000         17,871,250
---------------------------------------------------------------
Michaels Stores, Inc.(a)           1,250,000         37,578,125
---------------------------------------------------------------

RETAIL (SPECIALTY)-(CONTINUED)

Office Depot, Inc.(a)              2,175,000   $     44,859,375
---------------------------------------------------------------
Petco Animal Supplies,
  Inc.(a)(b)                         850,000         26,137,500
---------------------------------------------------------------
Polo Ralph Lauren Corp.(a)           800,000         20,800,000
---------------------------------------------------------------
Staples, Inc.(a)                   3,500,000         91,875,000
---------------------------------------------------------------
Tiffany & Co.                      1,000,000         39,500,000
---------------------------------------------------------------
Toys "R" Us, Inc.(a)                 750,000         25,546,875
---------------------------------------------------------------
Viking Office Products,
  Inc.(a)                          3,000,000         71,812,500
---------------------------------------------------------------
Williams-Sonoma, Inc.(a)             750,000         30,093,750
---------------------------------------------------------------
                                                    515,189,694
---------------------------------------------------------------

RETAIL
  (SPECIALTY-APPAREL)-0.56%

Gap, Inc.                            775,000         41,220,312
---------------------------------------------------------------
TJX Companies, Inc. (The)          1,350,000         39,993,750
---------------------------------------------------------------
                                                     81,214,062
---------------------------------------------------------------

SAVINGS & LOAN COMPANIES-0.22%

Dime Bancorp, Inc.                   250,000          6,000,000
---------------------------------------------------------------
TCF Financial Corp.                  457,000         25,991,875
---------------------------------------------------------------
                                                     31,991,875
---------------------------------------------------------------

SERVICES (ADVERTISING/MARKETING)-0.24%

Omnicom Group, Inc.                  500,000         35,312,500
---------------------------------------------------------------

SERVICES (COMMERCIAL & CONSUMER)-1.75%

Cerner Corp.(a)(b)                 1,750,000         42,437,500
---------------------------------------------------------------
Cintas Corp.                         100,000          7,225,000
---------------------------------------------------------------
Equity Corp. International(a)        400,000          8,150,000
---------------------------------------------------------------
HFS, Inc.(a)                         500,000         35,250,000
---------------------------------------------------------------
Service Corp. International        3,500,000        106,531,250
---------------------------------------------------------------
Stewart Enterprises, Inc.-
  Class A                          1,300,000         53,950,000
---------------------------------------------------------------
                                                    253,543,750
---------------------------------------------------------------

SERVICES (COMPUTER & SYSTEMS)-0.45%

Cambridge Technology Partners,
  Inc.(a)                            470,400         17,169,600
---------------------------------------------------------------
Shared Medical Systems Corp.         410,000         22,447,500
---------------------------------------------------------------
SunGard Data Systems Inc.(a)       1,060,000         25,042,500
---------------------------------------------------------------
                                                     64,659,600
---------------------------------------------------------------

SERVICES (DATA
  PROCESSING)-2.00%

Affiliated Computer Services,
  Inc.(a)                          1,000,000         25,125,000
---------------------------------------------------------------
BDM International Inc.(a)            361,500          7,998,188
---------------------------------------------------------------
BISYS Group, Inc. (The)(a)           463,200         14,417,100
---------------------------------------------------------------
CSG Systems International,
  Inc.(a)                            703,100         27,552,731
---------------------------------------------------------------
DST Systems, Inc.(a)               1,000,000         35,312,500
---------------------------------------------------------------
Equifax, Inc.                        500,000         15,531,250
---------------------------------------------------------------
First Data Corp.                     400,000         11,625,000
---------------------------------------------------------------
Fiserv, Inc.(a)                    1,250,000         55,937,500
---------------------------------------------------------------
National Data Corp.                  750,000         27,703,125
---------------------------------------------------------------

                                       27
                   C   O   N   S   T   E  L  L  A  T  I  O  N

                                                    MARKET
                                   SHARES           VALUE

SERVICES (DATA PROCESSING)-(CONTINUED)

Paychex, Inc.                      1,300,000   $     49,562,500
---------------------------------------------------------------
PMT Services, Inc.(a)              1,250,000         20,156,250
---------------------------------------------------------------
                                                    290,921,144
---------------------------------------------------------------

SERVICES (EMPLOYMENT)-0.20%

AccuStaff, Inc.(a)                 1,000,000         28,562,500
---------------------------------------------------------------

SERVICES (FACILITIES & ENVIRONMENTAL)-0.21%

Corrections Corp. of
  America(a)                       1,000,000         30,500,000
---------------------------------------------------------------

SPECIALTY PRINTING-0.38%

Gartner Group, Inc.(a)             1,150,000         32,487,500
---------------------------------------------------------------
Valassis Communications,
  Inc.(a)                            750,000         22,125,000
---------------------------------------------------------------
                                                     54,612,500
---------------------------------------------------------------

TELECOMMUNICATIONS (CELLULAR/WIRELESS)-1.04%

Billing Information
  Concepts(a)(b)                     780,000         30,615,000
---------------------------------------------------------------
CIENA Corp.(a)                     1,050,000         57,750,000
---------------------------------------------------------------
LCI International, Inc.(a)         2,000,000         51,750,000
---------------------------------------------------------------
USLD Communications Corp.(a)         570,300         11,299,068
---------------------------------------------------------------
                                                    151,414,068
---------------------------------------------------------------

TELEPHONE-0.23%

Cincinnati Bell, Inc.              1,250,000         33,750,000
---------------------------------------------------------------

TEXTILES (APPAREL)-1.75%

Jones Apparel Group, Inc.(a)       1,500,000         76,312,500
---------------------------------------------------------------
Liz Claiborne, Inc.                1,250,000         63,359,375
---------------------------------------------------------------
Nautica Enterprises, Inc.(a)       1,300,000         34,612,500
---------------------------------------------------------------
St. John Knits, Inc.                 500,000         20,093,750
---------------------------------------------------------------
Tommy Hilfiger Corp.(a)            1,500,000         59,343,750
---------------------------------------------------------------
                                                    253,721,875
---------------------------------------------------------------

TEXTILES (SPECIALTY)-0.26%

Unifi, Inc.                        1,000,000         38,437,500
---------------------------------------------------------------

TRUCKERS-0.11%

Caliber System, Inc.                 300,200         15,647,925
---------------------------------------------------------------

TRUCKS & PARTS-0.07%

Wabash National Corp.                340,200         10,163,475
---------------------------------------------------------------

WASTE MANAGEMENT-1.06%

American Disposal Services,
  Inc.(a)                            500,000         17,625,000
---------------------------------------------------------------
Thermo Instrument Systems,
  Inc.(a)                            908,400         32,759,175
---------------------------------------------------------------
USA Waste Services, Inc.(a)        2,807,500        103,877,500
---------------------------------------------------------------
                                                    154,261,675
---------------------------------------------------------------
    Total Domestic Common
      Stocks                                     12,986,108,509
---------------------------------------------------------------

DOMESTIC CONVERTIBLE PREFERRED STOCKS-0.08%

FINANCIAL (DIVERSIFIED)-0.08%

MGIC Investment Corp.-$3.12
  Conv. Pfd.                         116,500         11,883,000
---------------------------------------------------------------

CONVERTIBLE BONDS &                 PRINCIPAL
  NOTES-0.37%                          AMOUNT

BROADCASTING (TELEVISION, RADIO & CABLE)-0.06%

Jacor Communications Inc.,
  Conv. Sr. LYON, 5.50%,
  06/12/11(b)(c)                 $ 14,450,000   $     8,849,614
---------------------------------------------------------------

COMPUTERS (PERIPHERALS)-0.17%

EMC Corp., Conv. Sub. Notes,
  3.25%, 03/15/02                  17,500,000        24,287,375
---------------------------------------------------------------

FINANCIAL (DIVERSIFIED)-0.06%

Sandoz Capital BVI Ltd.
  (Switzerland),
  Sr. Conv. Deb., 2.00%,
  10/06/02(d) (Acquired
  11/04/96-11/13/96;
  Cost $6,240,625)                  5,540,000         8,143,800
---------------------------------------------------------------

INSURANCE (MULTI-LINE)-0.08%

Loews Corp., Conv. Sub. Notes,
  3.125%, 09/15/07                 10,500,000        11,982,075
---------------------------------------------------------------
    Total Convertible Bonds &
      Notes                                          53,262,864
---------------------------------------------------------------

                                                    MARKET
                                    SHARES           VALUE

FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-5.07%

CANADA-1.67%

Biovail Corporation
  International (Health
  Care-Drugs-Generic &
  Other)(a)                           250,000   $     7,218,750
---------------------------------------------------------------
CanWest Global Communications
  Corp.
  (Broadcasting-Television,
  Radio & Cable)                    2,250,000        43,031,250
---------------------------------------------------------------
Newbridge Networks Corp.
  (Computers-Networking)(a)         2,000,000       106,000,000
---------------------------------------------------------------
Newcourt Credit Group, Inc.
  (Finance-Diversified)               257,800         8,974,663
---------------------------------------------------------------
Northern Telecom Ltd.
  (Communications Equipment)          350,000        31,390,625
---------------------------------------------------------------
Precision Drilling Corp. (Oil &
  Gas-Drilling & Equipment)(a)      1,500,000        46,125,000
---------------------------------------------------------------
                                                    242,740,288
---------------------------------------------------------------

FINLAND-0.70%

Nokia Oy A.B.-Class A-ADR
  (Telecommunications-
  Cellular/Wireless)                  999,950        88,245,588
---------------------------------------------------------------
Nokia Oy A.B.-Class A
  (Telecommunications-
  Cellular/Wireless)                  152,650        13,337,418
---------------------------------------------------------------
                                                    101,583,006
---------------------------------------------------------------

GERMANY-0.10%

Adidas A.G. (Footwear)                100,000        14,486,022
---------------------------------------------------------------

IRELAND-0.63%

CBT Group PLC-ADR
  (Computers-Software &
  Services)(a)                         49,400         3,791,450
---------------------------------------------------------------
Elan Corp. PLC-ADR (Health
  Care-Drugs-Generic &
  Other)(a)                         1,750,000        87,281,250
---------------------------------------------------------------
                                                     91,072,700
---------------------------------------------------------------

                                       28
                   C   O   N   S   T   E  L  L  A  T  I  O  N

                                                    MARKET
                                    SHARES           VALUE

ISRAEL-0.41%

ECI Telecommunications Ltd.
  Designs (Communications
  Equipment)                          750,000   $    20,718,750
---------------------------------------------------------------
Tecnomatix Technologies Ltd.
  (Computers-Software &
  Services)(a)(b)                     479,500        14,804,563
---------------------------------------------------------------
Teva Pharmaceutical Industries
  Ltd.-ADR (Health
  Care-Drugs-Generic & Other)         500,000        23,375,000
---------------------------------------------------------------
                                                     58,898,313
---------------------------------------------------------------

ITALY-0.05%

Telecom Italia Mobile S.p.A.
  (Telecommunications-
  Cellular/Wireless)                1,074,000         3,964,855
---------------------------------------------------------------
Telecom Italia S.p.A.
  (Telephone)                         596,666         3,732,246
---------------------------------------------------------------
                                                      7,697,101
---------------------------------------------------------------

NETHERLANDS-0.20%

ASM Lithography Holding N.V.
(Electronics-Semiconductors)(a)       300,000        21,975,000
---------------------------------------------------------------
Verenigde Nederlandse
  Uitgeversbedrijven Verenigd
  Bezit (Publishing)                  328,500         7,783,157
---------------------------------------------------------------
                                                     29,758,157
---------------------------------------------------------------

NORWAY-0.09%

Petroleum Geo-Services ASA-ADR
  (Oil & Gas-Drilling &
  Equipment)(a)                       187,300        12,970,525
---------------------------------------------------------------

SWEDEN-0.52%

Telefonaktiebolaget LM
  Ericsson-ADR (Communications
  Equipment)                        1,707,500        75,556,875
---------------------------------------------------------------

TAIWAN-0.10%

ASE Test Ltd.-ADR (Electronics-
  Semiconductors)(a)                   82,200         4,500,450
---------------------------------------------------------------

TAIWAN-(CONTINUED)

Taiwan Semiconductor
  Manufacturing Co. Ltd.-ADR
(Electronics-Semiconductors)(a)       500,000   $     9,906,250
---------------------------------------------------------------
                                                     14,406,700
---------------------------------------------------------------

UNITED KINGDOM-0.60%

Danka Business Systems PLC-ADR
  (Office Equipment & Supplies)     2,200,000        81,400,000
---------------------------------------------------------------
Granada Group PLC (Leisure
  Time-Products)                      390,000         5,378,530
---------------------------------------------------------------
                                                     86,778,530
---------------------------------------------------------------
    Total Foreign Stocks &
      Other Equity Interests                        735,948,217
---------------------------------------------------------------

                                  PRINCIPAL
                                    AMOUNT

U.S. TREASURY BILLS-2.43%(e)

5.093%, 01/02/98                 $355,185,000(f) $  352,350,624
---------------------------------------------------------------

COMMERCIAL PAPER-0.21%

Citibank, NA CP Trust, 5.715%,
  12/26/97(g)                      30,000,000        30,000,000
---------------------------------------------------------------

REPURCHASE AGREEMENT-1.67%(h)

Goldman Sachs & Co.(i)            242,843,032       242,843,032
---------------------------------------------------------------
TOTAL INVESTMENTS-99.20%                         14,412,396,246
---------------------------------------------------------------
OTHER ASSETS LESS
  LIABILITIES-0.80%                                 116,662,726
---------------------------------------------------------------
NET ASSETS-100.00%                              $14,529,058,972
===============================================================

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) Affiliated issuers are those in which the Fund's holdings of an Issuer represent 5% or more of the outstanding voting securities of the issuer. The Fund has never owned enough of the outstanding voting securities of any issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The aggregate market value of these securities as of 10/31/97 was $664,603,803 which represented 4.57% of the Fund's net assets.
(c) Zero coupon bond. The interest rate shown represents the rate of original issue discount.
(d) Restricted security. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The valuation of this security has been determined in accordance with procedures established by the Board of Directors. The market value of this security at 10/31/97 represented 0.06% of the Fund's net assets.
(e) U.S. Treasury bills are traded on a discount basis. In such cases the interest rate shown represents the rate of discount paid or received at the time of purchase by the Fund.
(f) A portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 8.
(g) Variable rate trust certificates representing an interest in a trust (comprised of eligible debt obligations) entitling the Portfolio to receive variable rate interest. The Fund has the right, upon seven calendar days' notice to the trustee, to put its certificates to the trust at par value plus accrued interest. Because variable rate trust certificates involve a trust and a third party put feature, they involve complexities and potential risks that may not be present where the debt obligation is owned directly. Rate shown is the rate in effect on 10/31/97.
(h) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value as being 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(i) Joint repurchase agreement entered into 10/31/97 with a maturing value of $500,239,583. Collateralized by $500,000,000 U.S. Government obligations, 5.63% to 9.50% due 02/01/00 to 08/01/36 with an aggregate market value at 10/31/97 of $510,000,000.

Abbreviations:

ADR   - American Depository Receipt
Conv. - Convertible
Deb.  - Debentures
LYON  - Liquid Yield Option Notes
Pfd.  - Preferred
Sr.   - Senior
Sub.  - Subordinated

See Notes to Financial Statements.
                                       29
                   C   O   N   S   T   E  L  L  A  T  I  O  N

STATEMENT OF ASSETS AND LIABILITIES

October 31, 1997

ASSETS:

Investments, at market value (cost
  $10,410,065,063)                           $14,412,396,246
------------------------------------------------------------
Foreign currencies, at market value (cost
  $43,837)                                            45,707
------------------------------------------------------------
Receivables for:
  Investments sold                               100,404,112
------------------------------------------------------------
  Capital stock sold                             106,931,262
------------------------------------------------------------
  Dividends and interest                           1,922,668
------------------------------------------------------------
  Variation margin                                 7,210,500
------------------------------------------------------------
Investment for deferred compensation plan            100,105
------------------------------------------------------------
Other assets                                          55,235
------------------------------------------------------------
      Total assets                            14,629,065,835
------------------------------------------------------------

LIABILITIES:

Payables for:
  Investments purchased                           56,413,158
------------------------------------------------------------
  Capital stock reacquired                        27,338,316
------------------------------------------------------------
  Deferred compensation                              100,105
------------------------------------------------------------
Accrued advisory fees                              7,883,834
------------------------------------------------------------
Accrued administrative service fees                   18,472
------------------------------------------------------------
Accrued directors' fees                               24,640
------------------------------------------------------------
Accrued distribution fees                          3,864,856
------------------------------------------------------------
Accrued transfer agent fees                        2,384,261
------------------------------------------------------------
Accrued operating expenses                         1,979,221
------------------------------------------------------------
      Total liabilities                          100,006,863
------------------------------------------------------------
Net assets applicable to shares outstanding  $14,529,058,972
============================================================

NET ASSETS:

Class A                                      $14,319,441,125
============================================================
Class C                                      $    21,508,420
============================================================
Institutional Class                          $   188,109,427
============================================================

CAPITAL STOCK, $.001 PAR VALUE PER SHARE:

Class A:

  Authorized                                     750,000,000
------------------------------------------------------------
  Outstanding                                    489,907,670
============================================================

Class C:

  Authorized                                     750,000,000
------------------------------------------------------------
  Outstanding                                        737,163
============================================================

Institutional Class:

  Authorized                                     200,000,000
------------------------------------------------------------
  Outstanding                                      6,269,599
============================================================

CLASS A:

  Net asset value and redemption price per
    share                                    $         29.23
============================================================
  Offering price per share:
    (Net asset value of $29.23 divided by
     94.50%)                                 $         30.93
============================================================

CLASS C:

  Net asset value and offering price per
    share                                    $         29.18
============================================================

INSTITUTIONAL CLASS:

  Net asset value, offering and redemption
    price per share                          $         30.00
============================================================

STATEMENT OF OPERATIONS

For the year ended October 31, 1997


INVESTMENT INCOME:

Dividends (net of $582,223 foreign
  withholding tax)                            $   32,008,695
------------------------------------------------------------
Interest                                          61,609,664
------------------------------------------------------------
    Total investment income                       93,618,359
------------------------------------------------------------

EXPENSES:

Advisory fees                                     82,922,239
------------------------------------------------------------
Administrative service fees                          251,513
------------------------------------------------------------
Custodian fees                                       808,078
------------------------------------------------------------
Directors' fees                                       91,513
------------------------------------------------------------
Distribution fees-Class A                         38,860,415
------------------------------------------------------------
Distribution fees-Class C                             26,490
------------------------------------------------------------
Transfer agent fees-Class A                       21,499,897
------------------------------------------------------------
Transfer agent fees-Class C                            5,881
------------------------------------------------------------
Transfer agent fees-Institutional Class               24,455
------------------------------------------------------------
Other                                              3,850,511
------------------------------------------------------------
    Total expenses                               148,340,992
------------------------------------------------------------
Less: Fees waived by advisor                      (2,805,955)
------------------------------------------------------------
    Expenses paid indirectly                        (290,066)
------------------------------------------------------------
    Net expenses                                 145,244,971
------------------------------------------------------------
Net investment income (loss)                     (51,626,612)
------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENT SECURITIES, FOREIGN CURRENCIES
  AND FUTURES CONTRACTS:

Net realized gain (loss) on sales of:
  Investment securities                          851,008,605
------------------------------------------------------------
  Foreign currencies                                (275,168)
------------------------------------------------------------
  Futures contracts                              195,426,592
------------------------------------------------------------
                                               1,046,160,029
------------------------------------------------------------
Net unrealized appreciation (depreciation)
  of:
  Investment securities                        1,270,975,830
------------------------------------------------------------
  Foreign currencies                                   1,294
------------------------------------------------------------
  Futures contracts                              (36,703,480)
------------------------------------------------------------
                                               1,234,273,644
------------------------------------------------------------
      Net gain on investment securities,
         foreign currencies and futures
         contracts                             2,280,433,673
------------------------------------------------------------
Net increase in net assets resulting from
  operations                                  $2,228,807,061
============================================================

See Notes to Financial Statements.
                                       30
                   C   O   N   S   T   E  L  L  A  T  I  O  N

STATEMENT OF CHANGES IN NET ASSETS

For the years ended October 31, 1997 and 1996

                                                                   1997              1996
OPERATIONS:
  Net investment income (loss)                                $   (51,626,612)  $   (25,042,610)
-----------------------------------------------------------------------------------------------
  Net realized gain on sales of investment securities,
    foreign currencies and futures contracts                    1,046,160,029       394,119,929
-----------------------------------------------------------------------------------------------
  Net unrealized appreciation of investment securities,
    foreign currencies and futures contracts                    1,234,273,644       672,745,646
-----------------------------------------------------------------------------------------------
       Net increase in net assets resulting from operations     2,228,807,061     1,041,822,965
-----------------------------------------------------------------------------------------------
Distributions to shareholders from net realized gains on
  investment securities:
  Class A                                                        (401,536,883)     (233,242,373)
-----------------------------------------------------------------------------------------------
  Institutional Class                                             (10,336,039)       (4,789,469)
-----------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                       1,280,740,251     3,470,281,071
-----------------------------------------------------------------------------------------------
  Class C                                                          22,611,449                --
-----------------------------------------------------------------------------------------------
  Institutional Class                                            (139,767,829)      135,200,711
-----------------------------------------------------------------------------------------------
       Net increase in net assets                               2,980,518,010     4,409,272,905
-----------------------------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                                          11,548,540,962     7,139,268,057
-----------------------------------------------------------------------------------------------
  End of period                                               $14,529,058,972   $11,548,540,962
===============================================================================================

NET ASSETS CONSIST OF:

  Capital (par value and additional paid-in)                  $ 9,520,633,579   $ 8,408,805,783
-----------------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                         (270,243)         (124,538)
-----------------------------------------------------------------------------------------------
  Undistributed net realized gain on sales of investment
    securities, foreign currencies and futures contracts        1,022,762,877       388,200,602
-----------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities, foreign
    currencies and futures contracts                            3,985,932,759     2,751,659,115
-----------------------------------------------------------------------------------------------
                                                              $14,529,058,972   $11,548,540,962
===============================================================================================

NOTES TO FINANCIAL STATEMENTS

October 31, 1997

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Constellation Fund (the "Fund") is a series portfolio of AIM Equity Funds, Inc. (the "Company"). The Company is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of six diversified portfolios:
AIM Constellation Fund, AIM Aggressive Growth Fund, AIM Blue Chip Fund, AIM Capital Development Fund, AIM Charter Fund and AIM Weingarten Fund. The Fund currently offers three different classes of shares: the Class A shares, the Class C shares and the Institutional Class. Class C shares commenced sales on August 4, 1997. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to seek capital appreciation.
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
A. Security Valuations--A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the mean between the closing bid and asked prices on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued at the mean between the last bid and asked prices based upon quotes furnished by market makers for such securities. If a mean is not available, as is the case in some foreign markets, the closing bid will be used absent a last sales price. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date or absent a last sales price, at the mean of the closing bid and asked prices. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent

                                       31
                   C   O   N   S   T   E  L  L  A  T  I  O  N
     pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors of the Company. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the New York Stock Exchange. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the New York Stock Exchange which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair market value as determined in good faith by or under the supervision of the Board of Directors.
B. Securities Transactions, Investment Income and Distributions--Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded as earned from settlement date and is recorded on the accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. On October 31, 1997, $275,168 was reclassified from undistributed net realized gains to undistributed net investment income (loss) as a result of differing book/tax treatments on foreign currency transactions. In addition, $51,756,075 was reclassified from undistributed net investment income
     (loss) to paid-in capital as a result of a net operating tax loss. The reclassifications were made in order to comply with the requirements of the American Institute of Certified Public Accountants Statement of Position 93-2. Net assets of the Fund were unaffected by the reclassifications discussed above.
C. Federal Income Taxes--The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
D. Expenses--Distribution and transfer agency expenses directly attributable to a class of shares are charged to that class' operations. All other expenses which are attributable to more than one class are allocated between the classes.
E. Foreign Currency Translations--Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.
F. Foreign Currency Contracts--A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts.
G. Stock Index Futures Contracts--The Fund may purchase or sell stock index futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash, and/or by securing a standby letter of credit from a major commercial bank, as collateral, for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and the change in the value of the contracts may not correlate with changes in the value of the securities being hedged.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into a master investment agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 1.0% of the first $30 million of the Fund's average daily net assets, plus 0.75% of the Fund's average daily net assets in excess of $30 million to and including $150 million, plus 0.625% of the Fund's average daily net assets in excess of $150 million. AIM has agreed to voluntarily waive a portion of its advisory fees paid by the Fund to AIM to the extent necessary to reduce the fees paid by the Fund at net asset levels higher than those currently incorporated in the present advisory fee schedule. Under the voluntary waiver, AIM will receive a fee calculated at the annual rate of 1.0% of the first $30 million of the Fund's average daily net assets, plus 0.75% of the Fund's average daily net assets in excess of $30 million to and including $150 million, plus 0.625% of the Fund's average daily net assets in excess of $150 million to and including $2 billion, plus 0.60% of the Fund's average daily net assets in excess of $2 billion. During the year ended October 31, 1997, AIM waived fees of $2,805,955. The waiver is entirely voluntary but approval is required by the

                                       32
                   C   O   N   S   T   E  L  L  A  T  I  O  N

Board of Directors for any decision by AIM to discontinue the waiver. Under the terms of a master sub-advisory agreement between AIM and A I M Capital Management, Inc. ("AIM Capital"), AIM pays AIM Capital 50% of the amount paid by the Fund to AIM.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to reimburse AIM for certain administrative costs incurred in providing accounting services to the Fund. During the year ended October 31, 1997, AIM was reimbursed $251,513 for such services.
  The Fund, pursuant to a transfer agent and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") for certain costs incurred in providing transfer agency services to the Class A shares and Class C shares. During the year ended October 31, 1997, AFS was reimbursed $10,499,779 for such services.
  The Fund, pursuant to a transfer agent and service agreement, has agreed to pay A I M Institutional Fund Services, Inc. ("AIFS") a fee for providing transfer agent and shareholder services to the Fund. During the year ended October 31, 1997, the Portfolio paid AIFS $24,455 for such services. On September 19, 1997, the Board of Directors of the Fund approved the appointment of AFS as transfer agent of the Fund to be effective in late 1997 or early 1998.
  The Company has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A and Class C shares and a master distribution agreement with Fund Management Company ("FMC") to serve as the distributor for the Institutional Class. The Company has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares (the "Class A Plan") and the Fund's Class C shares (the "Class C Plan") (collectively, the "Plan"). The Fund, pursuant to the Plan, pays AIM Distributors compensation at the annual rate of 0.30% of the average daily net assets of Class A shares and 1.00% of the average daily net assets of Class C shares. The Plan is designed to compensate AIM Distributors for certain promotional and other sales related costs, and to implement a dealer incentive program which provides for periodic payments to selected dealers who furnish continuing personal shareholder services to their customers who purchase and own Class A or Class C shares of the Fund. The Plan also provides that payments in excess of service fees are characterized as an asset-based sales charge under the Plan. The Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Company with respect to the Fund's Class A and Class C shares. During the year ended October 31, 1997 for the Class A shares and the period August 4, 1997 (date sales commenced) through October 31, 1997, the Class C shares, paid AIM Distributors $38,860,415 and $26,490, respectively as compensation under the Plan.
  AIM Distributors received commissions of $10,566,898 from sales of the Class A shares of the Fund during the year ended October 31, 1997. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the year ended October 31, 1997, AIM Distributors received commissions of $253,473 in contingent deferred sales charges imposed on the redemptions of Fund shares. Certain officers and directors of the Company are officers and directors of AIM, AIM Capital, AIM Distributors, AFS, AIFS and FMC.
  During the year ended October 31, 1997, the Fund paid legal fees of $34,413 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Company's directors. A member of that firm is a director of the Company.

NOTE 3-INDIRECT EXPENSES

AIM has directed certain portfolio trades to brokers who paid a portion of the Fund's expenses related to pricing services used by the Fund which reduced Fund expenses by $49,686 during the year ended October 31, 1997. The Fund also received reductions in transfer agency fees from AFS (an affiliate of AIM) and reductions in custodian fees of $70,375 and $170,005, respectively, under expense offset arrangements. The effect of the above arrangements resulted in a reduction of the Fund's total expenses of $290,066 during the year ended October 31, 1997.

NOTE 4-DIRECTOR'S FEES

Director's fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Company may invest directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by The Chase Manhattan Bank. The Fund may borrow up to the lesser of (i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. Interest on borrowings under the line of credit is payable on maturity or prepayment date. Prior to an amendment of the line of credit on July 15, 1997, the Fund was limited to borrowing up to the lessor of (i) $325,000,000 or (ii) the limit set by its prospectus for borrowings. During the year ended October 31, 1997, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.05% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended October 31, 1997 was $9,490,517,179 and $8,083,184,229, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities as of October 31, 1997, on a tax basis, is as follows:

Aggregate unrealized appreciation of
  investment securities                     $4,320,251,644
----------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                       (333,338,001)
----------------------------------------------------------
Net unrealized appreciation of investment
  securities                                $3,986,913,643
==========================================================

Cost of investments for tax purposes is $10,425,482,603.

                                       33
                   C   O   N   S   T   E  L  L  A  T  I  O  N

NOTE 7-CAPITAL STOCK

Changes in the capital stock outstanding for the years ended October 31, 1997 and 1996 were as follows:

                                                                           1997                             1996
                                                              ------------------------------   ------------------------------
                                                                 SHARES          AMOUNT           SHARES          AMOUNT
                                                              ------------   ---------------   ------------   ---------------
Sold:
  Class A                                                      211,624,665   $ 5,717,830,615    282,903,859   $ 6,791,107,589
-----------------------------------------------------------------------------------------------------------------------------
  Class C*                                                         745,655        22,872,597             --                --
-----------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                            5,274,034       141,917,489      7,711,696       189,568,037
-----------------------------------------------------------------------------------------------------------------------------
Issued as reinvestment of dividends:
  Class A                                                       15,529,296       381,406,093     10,007,849       218,670,843
-----------------------------------------------------------------------------------------------------------------------------
  Class C*                                                              --                --             --                --
-----------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                              387,258         9,720,186        200,095         4,444,113
-----------------------------------------------------------------------------------------------------------------------------
Reacquired:
  Class A                                                     (178,999,514)   (4,818,496,457)  (146,642,433)   (3,539,497,361)
-----------------------------------------------------------------------------------------------------------------------------
  Class C*                                                          (8,492)         (261,148)            --                --
-----------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                          (10,657,023)     (291,405,504)    (2,422,264)      (58,811,439)
-----------------------------------------------------------------------------------------------------------------------------
                                                                43,895,879   $ 1,163,583,871    151,758,802   $ 3,605,481,782
=============================================================================================================================

*Class C Shares commenced sales on August 4, 1997.

NOTE 8-OPEN FUTURES CONTRACTS

On October 31, 1997, $13,341,000 principal amount of U.S. Treasury obligations were pledged as collateral to cover margin requirements for open future contracts. Open futures contracts were as follows:

                                                                                           UNREALIZED
                                                              NUMBER OF      MONTH/       APPRECIATION
                          CONTRACT                            CONTRACTS    COMMITMENT    (DEPRECIATION)
                          --------                            ---------    ----------    --------------
S&P 500 Index...............................................     690        Dec. '97      $(16,400,635)

NOTE 9-FINANCIAL HIGHLIGHTS

Shown below are the financial highlights for a share of the Institutional Class capital stock outstanding during each of the years in the five-year period ended October 31, 1997.

                                                                1997         1996         1995         1994         1993
                                                              --------     --------     --------     --------     --------
Net asset value, beginning of period                          $  26.01     $  24.05     $  18.49     $  17.13     $  13.27
------------------------------------------------------------  --------     --------     --------     --------     --------
Income from investment operations:
  Net investment income                                           0.02         0.04         0.02         0.03           --
------------------------------------------------------------  --------     --------     --------     --------     --------
  Net gains on securities (both realized and unrealized)          4.86         2.67         6.06         1.33         3.86
------------------------------------------------------------  --------     --------     --------     --------     --------
    Total from investment operations                              4.88         2.71         6.08         1.36         3.86
------------------------------------------------------------  --------     --------     --------     --------     --------
Less distributions:
  Distributions from capital gains                               (0.89)       (0.75)       (0.52)          --           --
------------------------------------------------------------  --------     --------     --------     --------     --------
Net asset value, end of period                                $  30.00     $  26.01     $  24.05     $  18.49     $  17.13
============================================================  ========     ========     ========     ========     ========
Total return                                                     19.42%       11.81%       34.09%        7.94%       29.09%
============================================================  ========     ========     ========     ========     ========

Ratios/supplemental data:

Net assets, end of period (000s omitted)                      $188,109     $293,035     $138,918     $ 39,847     $ 12,338
============================================================  ========     ========     ========     ========     ========
Ratio of expenses to average net assets(a)                        0.65%(b)(c)  0.66%        0.66%        0.69%        0.87%
============================================================  ========     ========     ========     ========     ========
Ratio of net investment income to average net assets(d)           0.06%(b)     0.21%        0.18%        0.36%        0.04%
============================================================  ========     ========     ========     ========     ========
Portfolio turnover rate                                             67%          58%          45%          79%          70%
============================================================  ========     ========     ========     ========     ========
Average brokerage commission rate paid(e)                     $ 0.0576     $ 0.0596          N/A          N/A          N/A
============================================================  ========     ========     ========     ========     ========

(a) Ratios of expenses to average net assets prior to waiver of advisory fees and/or expense reimbursement were 0.67%, 0.67%, 0.68%, and 0.70% for the periods 1997-1994, respectively.
(b) Ratios are based on average net assets of $271,723,352.
(c) Ratio includes indirectly paid expenses. Excluding indirectly paid expenses, the ratio of expenses to average net assets would have remained the same.
(d) Ratios of net investment income prior to waiver of advisory fees and/or expense reimbursement were 0.04%, 0.20%, 0.16% and 0.35% for the periods 1997-1994, respectively.
(e) The average commission rate paid is the total brokerage commissions paid on applicable purchases and sales of securities for the period divided by the total number of related shares purchased and sold, which is required to be disclosed for fiscal years beginning September 1, 1995 and thereafter.

                                       34
                   C   O   N   S   T   E  L  L  A  T  I  O  N

                       INDEPENDENT AUDITORS' REPORT

                       To the Shareholders and Board of Directors
                       AIM Constellation Fund:

                       We have audited the accompanying statement of assets and liabilities of the AIM Constellation Fund (a portfolio of AIM Equity Funds, Inc.), including the schedule of investments, as of October 31, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

                            We conducted our audits in accordance with generally
                       accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

                            In our opinion, the financial statements and
                       financial highlights referred to above present fairly, in all material respects, the financial position of AIM Constellation Fund as of October 31, 1997, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with generally accepted accounting principles.

                                                    KPMG Peat Marwick LLP

                       Houston, Texas
                       December 5, 1997

                                       35
                   C   O   N   S   T   E  L  L  A  T  I  O  N

SUPPLEMENTAL PROXY INFORMATION
--------------------------------------------------------------------------------

The Annual Meeting of Shareholders of the AIM Equity Funds, Inc. (the "Company") was held on February 7, 1997 at the offices of A I M Management Group Inc., 11 Greenway Plaza, Houston, Texas. The meeting was held for the following purposes:

(1) To elect Directors as follows: Charles T. Bauer, Bruce L. Crockett, Owen Daly II, Carl Frischling, Robert H. Graham, John F. Kroeger, Lewis F. Pennock, Ian W. Robinson and Louis S. Sklar.

(2) To approve a new Master Investment Advisory Agreement between the AIM Constellation Fund (the "Fund") and A I M Advisors, Inc.

(3) To approve a new Sub-Advisory Agreement between AIM and A I M Capital Management, Inc.

(4) To approve the elimination of the fundamental investment policy prohibiting the Fund from investing in other investment companies.

(5) To ratify the selection of KPMG Peat Marwick LLP as independent accountants for the Fund for the Company's fiscal year ending October 31, 1997.

     The results of the proxy solicitation on the above matters were as follows:

                                                                                          Votes
                           Director/Matter                          Votes For            Against           Abstentions
                           ---------------                          ---------            -------           -----------
(1)  Charles T. Bauer............................................  618,811,245                  0          19,923,485
     Bruce L. Crockett...........................................  619,427,685                  0          19,307,045
     Owen Daly II................................................  618,919,919                  0          19,814,811
     Carl Frischling.............................................  619,275,356                  0          19,459,374
     Robert H. Graham............................................  619,431,576                  0          19,303,154
     John F. Kroeger.............................................  618,878,096                  0          19,856,634
     Lewis F. Pennock............................................  619,272,998                  0          19,461,732
     Ian W. Robinson.............................................  618,944,840                  0          19,789,890
     Louis S. Sklar..............................................  619,462,714                  0          19,272,016
(2)  Approval of Master Investment Advisory Agreement............  230,906,150          3,535,231           9,875,635
(3)  Approval of Sub-Advisory Agreement..........................  230,060,493          4,051,941          10,204,582
(4)  Elimination of Fundamental Investment Policy................  167,170,198          8,866,029          10,438,104
(5)  KPMG Peat Marwick LLP.......................................  609,690,634          5,519,782          23,524,314

                                       36
                   C   O   N   S   T   E  L  L  A  T  I  O  N

Directors & Officers

BOARD OF DIRECTORS                                  OFFICERS                                 OFFICE OF THE FUND
Charles T. Bauer                                    Charles T. Bauer                         11 Greenway Plaza
Chairman                                            Chairman                                 Suite 100
A I M Management Group Inc.                                                                  Houston, TX 77046

Bruce L. Crockett                                   Robert H. Graham
Director                                            President                                INVESTMENT ADVISOR
ACE Limited;                                                                                 A I M Advisors, Inc.
Formerly Director, President, and                   John J. Arthur                           11 Greenway Plaza
Chief Executive Officer                             Senior Vice President and Treasurer      Suite 100
COMSAT Corporation                                                                           Houston, TX 77046
                                                    Gary T. Crum
Owen Daly II                                        Senior Vice President                    TRANSFER AGENT
Director                                                                                     A I M Institutional Fund
Cortland Trust Inc.                                 Carol F. Relihan                         Services, Inc.
                                                    Senior Vice President and Secretary      11 Greenway Plaza
Jack Fields                                                                                  Suite 100
Formerly Member of the                              Jonathan C. Schoolar                     Houston, TX 77046
U.S. House of Representatives                       Senior Vice President
                                                                                             CUSTODIAN
Carl Frischling                                     Melville B. Cox                          State Street Bank & Trust Company
Partner                                             Vice President                           225 Franklin Street
Kramer, Levin, Naftalis & Frankel                                                            Boston, MA 02110
                                                    Dana R. Sutton
Robert H. Graham                                    Vice President and Assistant Treasurer   COUNSEL TO THE FUND
President and Chief Executive Officer                                                        Ballard Spahr
A I M Management Group Inc.                         P. Michelle Grace                        Andrews & Ingersoll
                                                    Assistant Secretary                      1735 Market Street
John F. Kroeger                                                                              Philadelphia, PA 19103
Formerly Consultant                                 Nancy L. Martin
Wendell & Stockel Associates, Inc.                  Assistant Secretary                      COUNSEL TO THE DIRECTORS
                                                                                             Kramer, Levin, Naftalis & Frankel
Lewis F. Pennock                                    Ofelia M. Mayo                           919 Third Avenue
Attorney                                            Assistant Secretary                      New York, NY 10022

Ian W. Robinson                                     Kathleen J. Pflueger                     DISTRIBUTOR
Consultant; Formerly Executive Vice President       Assistant Secretary                      Fund Management Company
and Chief Financial Officer                                                                  11 Greenway Plaza
Bell Atlantic Management                            Samuel D. Sirko                          Suite 100
Services, Inc.                                      Assistant Secretary                      Houston, TX 77046

Louis S. Sklar                                      Stephen I. Winer                         AUDITORS
Executive Vice President                            Assistant Secretary                      KPMG Peat Marwick LLP
Hines Interests                                                                              700 Louisiana
Limited Partnership                                 Mary J. Benson                           Houston, TX 77002
                                                    Assistant Treasurer


REQUIRED FEDERAL INCOME TAX INFORMATION
AIM Constellation Fund Institutional Class distributed long-term capital gains of $0.887 per share during the Fund's tax year ended October 31, 1997.

                                       37
                           C O N S T E L L A T I O N

                                                          Long-Term Performance


AIM WEINGARTEN FUND

For shareholders who seek long-term growth of capital through investments primarily in common stocks of leading U.S. companies considered by management to have strong earnings momentum.

ABOUT FUND PERFORMANCE AND PORTFOLIO DATA THROUGHOUT THIS REPORT:
o AIM Weingarten Fund Institutional Class performance figures are historical and refect reinvestment of all distributions and changes in net asset value.
o One-year performance includes reinvested distributions of $2.385 per share.
o The Fund's investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance cannot guarantee comparable future results.

ABOUT INDEXES AND OTHER PERFORMANCE BENCHMARKS CITED IN THIS REPORT:
o Lipper Analytical Services, Inc. is an independent mutual fund performance monitor. The unmanaged Lipper Growth Fund Index represents an average of the performance of the 30 largest growth mutual funds.
o Standard & Poor's Corporation (S&P) is a credit-rating agency. The unmanaged Standard & Poor's Composite Index of 500 Stocks (S&P 500) is widely regarded by investors as representative of the stock market in general.
o The Dow Jones Industrial Average (DJIA) is an unmanaged composite of the performance of 30 large-company stocks.
o The Europe, Australia, Far East (EAFE) Index is a group of unmanaged securities. The index is compiled by Morgan Stanley Capital International.
o The NASDAQ (National Association of Securities Dealers Automated Quotation System) Compositie Index is a group of more than 4,500 unmanaged over-the-counter securities widely regarded by investors to be representative of the small- and medium-sized company stock universe.
o An investment cannot be made in any Index listed. Unless otherwise indicated, index results include reinvested dividends and do not reflect sales charges.


==============================================================================
AVERAGE ANNUAL TOTAL RETURNS
FOR PERIODS ENDED OCTOBER 31, 1997
------------------------------------------------------------------------------

1 Year                           27.37%
5 Years                          16.02
Inception (7/30/91)              15.02

==============================================================================
Growth of a $10,000 Investment
10/8/91-10/31/97

---------------------------------------------------------------------------------------------------------------------
               AIM Weingarten Fund, Institutional Class      Lipper Growth Fund Index            Standard & Poor's 500
---------------------------------------------------------------------------------------------------------------------
                                                                  In Thousands.
10/8/91                        $10,000                              $10,000                            $10,000
10/91                           11,735                               10,883                             10,832
10/92                           11,609                               11,713                             11,656
10/93                           11,831                               13,116                             12,826
10/94                           11,846                               12,910                             13,000
10/95                           16,042                               17,126                             17,868
10/96                           18,969                               20,119                             21,959
10/97                           23,356                               24,771                             27,999
=====================================================================================================================

Past performance cannot guarantee comparable future results.
Source: Towers Data Systems HYPO--Registered Trademark--

                                       38
                              W E I N G A R T E N

The Managers' Overview

AS MARKET BROADENS, FINANCIAL AND HEALTH-CARE HOLDINGS HELP DELIVER SOLID
RESULTS

A ROUNDTABLE DISCUSSION WITH THE FUND MANAGEMENT TEAM FOR AIM WEINGARTEN FUND FOR THE FISCAL YEAR ENDED OCTOBER 31, 1997.
-------------------------------------------------------------------------------

Q. HOW DID THE FUND PERFORM DURING THE FISCAL YEAR ENDED OCTOBER 31?

A. We are pleased to report that the Institutional Class performed very well, outpacing its own long-term averages. Total return for the fiscal year was 27.37%. The latter half of the fiscal year was excellent: For the six months ended October 31, total return was 20.24%. Net assets under management grew from $60.5 million to $62.1 million during the fiscal year.

Q. WERE MARKET CONDITIONS MORE FAVORABLE TO THE FUND SINCE YOUR APRIL REPORT TO SHAREHOLDERS?

A. Yes, during the latter six months of the fiscal year, the market broadened considerably, producing a much friendlier environment for a well-diversified mutual fund like AIM Weingarten Fund.
   We discussed the "narrow market" in our April 30 report to you. Throughout 1996 and for the first few months of 1997, investors focused on relatively few large-company stocks sometimes dubbed "the new Nifty Fifty" in reference to the stocks that dominated the markets back in the 1960s and early 1970s.
   During the second half of the fiscal year, especially during the third calendar quarter of 1997, investors began to look beyond these stocks. For the first time in a long time the broad market outperformed the narrow index, a reversal of the pattern we mentioned in our last report. AIM Weingarten Fund did well in this changed environment.

Net Assets Under Management

10/31/96 $60.5 million
10/31/97 $62.1 million

Q. HOW DO YOU EXPLAIN THIS CHANGE IN MARKET SENTIMENT DURING THE LATTER HALF OF THE FISCAL YEAR?

A. Many market participants had come to question the high valuations being placed on a number of very large companies. Some doubted that these firms could sustain the double-digit earnings growth they'd reported for three years running, especially after cautions on earnings from such giants as The Coca-Cola Company and The Gillette Company. And the strong dollar was a negative for big multinationals and companies that draw a large portion of their sales from overseas.

Q. DID YOU ALTER THE PORTFOLIO AS MARKET SENTIMENT SHIFTED?

A. Not dramatically. We still tend to be heavily invested in financial stocks, the health-care sector, and also technology.
   The individual stocks we own in these sectors will change over time, but we think these three sectors have excellent long-term growth potential.

Q. WHAT DO YOU FIND ATTRACTIVE ABOUT FINANCIAL STOCKS?

A. Our holdings in the financial sector, including banks, were up during the fiscal year, from about 16% of the portfolio to approximately 22%.
   Big money-center banks such as Chase Manhattan Corp. and Citicorp out-did analysts' earnings forecasts. With the economy doing well, interest rates stable, and demographics leading more and more people into retirement-oriented investing, financial institutions have prospered. Another trend has been a wave of mergers and acquisitions, for example the purchase of investment banker Salomon, Inc. by the big insurance company Travelers Group, Inc. Firms in this sector want to be capable of offering a broad range of financial service to clients and of competing in a global environment.

Q. WHAT TRENDS AFFECTED THE HEALTH-CARE PORTION OF THE PORTFOLIO?

A. Growth in size of the companies that deliver patient care has limited the ability of any one industry participant to dictate prices or other business terms to any other participant. We dropped a couple of HMOs from the portfolio while increasing our investment in instruments/products makers.
   The medical instruments and products industry faces an improved business environment because of the FDA's move toward more rapid approval of drugs and medical devices. One of our larger holdings in this field, Becton Dickinson and Company, reported record earnings for 1997. Becton Dickinson and Company recently began to market a first-of-a-kind at-home blood-sugar testing kit for diabetics.
  The health-care sector composed about 15% of the portfolio at the close of the fiscal year, about the same as a year ago and six months ago.

Q. WHY DO YOU STILL HAVE LARGE HOLDINGS IN TECHNOLOGY?

A. Our holdings in the technology sector have been reduced somewhat.
   Pricing pressures in computers and semiconductors are tough. You can now buy one a meaningful personal computer for $1,000, which strains profit margins. Even Intel Corp., while remaining the industry flagship, has been feeling the pressure: While everyone upgraded to the Pentium chip when it was introduced, people

                                       39
                             W E I N G A R T E N

The Managers' Overview

aren't moving that readily to the Pentium's successor.
   In semiconductors, we still lean toward companies like Texas Instruments Inc., makers of high-value, specialized products that enjoy a competitive edge over makers of commodity products. And we still hold computer makers like Dell Computer Corp. and Compaq Computer Corp., which continue to grow and capture more market share.

Q. WHAT TRENDS ARE AFFECTING THE TECH SECTOR?

A. We expect the computer software and services industry to profit from the so-called "millennium" problem. The special skills needed to reprogram older computers to recognize the year 2000 already are in demand.
   Another bright spot in the sector's future is Europe's migration to a common currency, which also will require large investments in information technology. In software, we own such market leaders as Microsoft Corp. and BMC Software, Inc.
   Despite its volatility and potential negative effects of the recent turmoil in Asia, we still think the technology sector's long-term growth prospects are excellent and will continue to seek out individual companies whose earnings performance justifies our investment. For example, while not included in the technology sector, retailers of computers have been doing well recently. We added CompUSA, Inc. to the portfolio since our last report.

Q. DO YOU OWN MANY RETAILERS OTHER THAN THE TECH SELLERS?

A. Discount stores selling brand-name merchandise at reduced prices--companies like Consolidated Stores Corp., which operates closeout shops--have been very attractive. Other discounters in the portfolio include Family Dollar Stores, Inc.; this rapidly growing chain reports much better profit margins than the retail industry in general.
   The outlook for retailers remains good. Since many are domestically focused, they could become even more attractive to investors concerned about the impact of currency turmoil in foreign markets.

Q. WHAT IS YOUR OUTLOOK ON THE ECONOMY FOR THE NEAR FUTURE?

A. There are a few cautionary signs: a tight labor market that could put inflationary pressure on wages, a drop in consumer confidence measured by The Conference Board, a slip in new vehicle sales. Nevertheless, there is much evidence of a favorable economic environment. Inflation is so well controlled many economy watchers are more concerned about deflation. Because of monetary turmoil and market declines overseas, few expect a rate hike by the Federal Reserve, at least for the short term. And finally, corporate earnings continue to grow. As of the third quarter of 1997, earnings for S&P 500 companies were up more than 12% year over year.

Q. WHAT IS YOUR OUTLOOK FOR THE EQUITY MARKETS?

A. Earnings remain key to market performance, and earnings look as if they may be coming down to more normal levels. Earnings for the companies in the S&P 500 have been very high: 20%-plus for three years in a row. As we just mentioned, the most recent figure is about 12%. This is much closer to the historical norm, which is about 8%. With interest rates stable, investors will focus more on earnings and we believe AIM Weingarten Fund is well-positioned for this market.

As of 10/31/97

TOTAL NUMBER OF HOLDINGS: 246

 TOP 10 INDUSTRIES

  1.  Electrical Equipment                  4.32%
  2.  Financial (Diversified)               4.25
  3.  Health Care (Diversified)             3.68
  4.  Computers (Software & Services)       3.68
  5.  Health Care                           3.25
     (Medical Products & Supplies)
  6.  Health Care                           3.14
     (Drugs--Major Pharmaceuticals)
  7.  Electronics (Semiconductors)          3.05
  8.  Consumer Finance                      2.87
  9.  Oil & Gas (Drilling & Equipment)      2.84
 10.  Computer (Hardware)                   2.81

TOP 10 HOLDINGS

  1.  Chase Manhattan Corp.                 1.44%
  2.  Service Corp. International           1.33
  3.  General Electric Co.                  1.24
  4.  International Business                1.15
      Machines Corp.
  5.  Philips Electronics N.V. -            1.10
      ADR - New York Shares
  6.  Merck & Co., Inc.                     1.05
  7.  Microsoft Corp.                       1.02
  8.  Compaq Computer Corp.                 1.00
  9.  Warner-Lambert Co.                    0.99
 10.  SLM Holding Corp.                     0.99


Please keep in mind that the Fund's portfolio composition is subject to change and there is no assurance the Fund will continue to hold any particular security.

                               ---------------

                           As of the third quarter

                        of 1997, earnings for S&P 500

                         companies were up more than

                             12% year over year.

                               ---------------

                                       40
                              W E I N G A R T E N

SCHEDULE OF INVESTMENTS

October 31, 1997

                                                     MARKET
                                     SHARES          VALUE

DOMESTIC COMMON STOCKS-84.72%

AEROSPACE/DEFENSE-0.06%

Coltec Industries, Inc.(a)             183,600   $    3,672,000
---------------------------------------------------------------

AGRICULTURAL PRODUCTS-0.70%

DIMON, Inc.                            675,000       17,507,813
---------------------------------------------------------------
Universal Corp.                        700,000       26,906,250
---------------------------------------------------------------
                                                     44,414,063
---------------------------------------------------------------

AIR FREIGHT-0.26%

CNF Transportation Inc.                375,000       16,734,375
---------------------------------------------------------------

AUTO PARTS & EQUIPMENT-0.13%

Federal-Mogul Corp.                     11,300          478,131
---------------------------------------------------------------
MascoTech, Inc.                        416,400        7,911,600
---------------------------------------------------------------
                                                      8,389,731
---------------------------------------------------------------

BANKS (MAJOR REGIONAL)-1.05%

First Union Corp.                      700,000       34,343,750
---------------------------------------------------------------
NationsBank Corp.                      550,000       32,931,250
---------------------------------------------------------------
                                                     67,275,000
---------------------------------------------------------------

BANKS (MONEY CENTER)-2.62%

BankAmerica Corp.                      650,000       46,475,000
---------------------------------------------------------------
Chase Manhattan Corp.                  800,000       92,300,000
---------------------------------------------------------------
Citicorp                               225,000       28,139,063
---------------------------------------------------------------
                                                    166,914,063
---------------------------------------------------------------

BANKS (REGIONAL)-0.06%

North Fork Bancorporation, Inc.        121,500        3,576,656
---------------------------------------------------------------

BEVERAGES (NON-ALCOHOLIC)-0.29%

PepsiCo, Inc.                          500,000       18,406,250
---------------------------------------------------------------

BROADCASTING (TELEVISION, RADIO & CABLE)-0.44%

Chancellor Media Corp.(a)              200,000       10,975,000
---------------------------------------------------------------
Jacor Communications, Inc.(a)          400,000       16,750,000
---------------------------------------------------------------
                                                     27,725,000
---------------------------------------------------------------

CHEMICALS (SPECIALTY)-0.46%

Crompton & Knowles Corp.               400,000       10,100,000
---------------------------------------------------------------
Cytec Industries Inc.(a)                25,000        1,218,750
---------------------------------------------------------------
Millennium Chemicals Inc.              750,000       17,625,000
---------------------------------------------------------------
                                                     28,943,750
---------------------------------------------------------------

COMMUNICATIONS EQUIPMENT-1.37%

Lucent Technologies, Inc.(b)           600,000       49,462,500
---------------------------------------------------------------
Tellabs, Inc.(a)                       700,000       37,800,000
---------------------------------------------------------------
                                                     87,262,500
---------------------------------------------------------------

COMPUTERS (HARDWARE)-2.81%

Compaq Computer Corp.                1,000,000   $   63,750,000
---------------------------------------------------------------
Dell Computer Corp.(a)                 300,000       24,037,500
---------------------------------------------------------------
Digital Equipment Corp.(a)             350,000       17,521,875
---------------------------------------------------------------
International Business Machines
  Corp.                                750,000       73,546,875
---------------------------------------------------------------
                                                    178,856,250
---------------------------------------------------------------

COMPUTERS (NETWORKING)-0.97%

Bay Networks, Inc.(a)                1,000,000       31,625,000
---------------------------------------------------------------
Cisco Systems, Inc.(a)                 365,100       29,949,609
---------------------------------------------------------------
                                                     61,574,609
---------------------------------------------------------------

COMPUTERS (PERIPHERALS)-0.89%

Adaptec, Inc.(a)                       700,000       33,906,250
---------------------------------------------------------------
EMC Corp.(a)                           400,000       22,400,000
---------------------------------------------------------------
                                                     56,306,250
---------------------------------------------------------------

COMPUTERS (SOFTWARE & SERVICES)-3.68%

America Online, Inc.(a)                100,000        7,700,000
---------------------------------------------------------------
BMC Software, Inc.(a)                  290,000       17,508,750
---------------------------------------------------------------
Cadence Design Systems, Inc.(a)        300,000       15,975,000
---------------------------------------------------------------
Computer Associates
  International, Inc.                  550,000       41,009,375
---------------------------------------------------------------
Computer Sciences Corp.(a)             161,400       11,449,313
---------------------------------------------------------------
Compuware Corp.(a)                     500,000       33,062,500
---------------------------------------------------------------
HBO & Co.                              600,000       26,100,000
---------------------------------------------------------------
Microsoft Corp.(a)                     500,000       65,000,000
---------------------------------------------------------------
Unisys Corp.(a)                      1,200,000       15,975,000
---------------------------------------------------------------
                                                    233,779,938
---------------------------------------------------------------

CONSUMER FINANCE-2.87%

ContiFinancial Corp.(a)                333,200        9,475,375
---------------------------------------------------------------
FIRSTPLUS Financial Group,
  Inc.(a)                              600,000       33,000,000
---------------------------------------------------------------
Green Tree Financial Corp.             725,000       30,540,625
---------------------------------------------------------------
Household International, Inc.          300,000       33,975,000
---------------------------------------------------------------
Money Store, Inc.                      435,200       12,348,800
---------------------------------------------------------------
SLM Holding Corp.                      450,000       63,168,750
---------------------------------------------------------------
                                                    182,508,550
---------------------------------------------------------------

DISTRIBUTORS (FOOD &
  HEALTH)-1.14%

AmeriSource Health Corp.-Class A
  (a)                                  575,000       34,140,625
---------------------------------------------------------------
Cardinal Health, Inc.                  250,000       18,562,500
---------------------------------------------------------------
Sysco Corp.                            500,000       20,000,000
---------------------------------------------------------------
                                                     72,703,125
---------------------------------------------------------------

ELECTRICAL EQUIPMENT-2.57%

American Power Conversion
  Corp.(a)                             600,000       16,350,000
---------------------------------------------------------------
General Electric Co.                 1,224,400       79,050,325
---------------------------------------------------------------

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
                                                     MARKET
                                     SHARES          VALUE

ELECTRICAL EQUIPMENT-(CONTINUED)

Honeywell, Inc.                        200,000   $   13,612,500
---------------------------------------------------------------
SCI Systems, Inc.(a)                   185,200        8,148,800
---------------------------------------------------------------
Solectron Corp.(a)                     560,400       21,995,700
---------------------------------------------------------------
Symbol Technologies, Inc.              610,300       24,259,425
---------------------------------------------------------------
                                                    163,416,750
---------------------------------------------------------------

ELECTRONICS
  (INSTRUMENTATION)-0.83%

Perkin-Elmer Corp.                     300,000       18,750,000
---------------------------------------------------------------
Waters Corp.(a)                        775,000       34,100,000
---------------------------------------------------------------
                                                     52,850,000
---------------------------------------------------------------

ELECTRONICS
  (SEMICONDUCTORS)-2.76%

Analog Devices, Inc.(a)                425,000       12,989,063
---------------------------------------------------------------
Intel Corp.                            625,000       48,125,000
---------------------------------------------------------------
Linear Technology Corp.                300,000       18,862,500
---------------------------------------------------------------
Maxim Integrated Products,
  Inc.(a)                              275,000       18,218,750
---------------------------------------------------------------
National Semiconductor Corp.(a)        550,000       19,800,000
---------------------------------------------------------------
Texas Instruments, Inc.                400,000       42,675,000
---------------------------------------------------------------
VLSI Technology, Inc.(a)               500,000       14,812,500
---------------------------------------------------------------
                                                    175,482,813
---------------------------------------------------------------

EQUIPMENT (SEMICONDUCTOR)-1.10%

Applied Materials, Inc.(a)           1,000,000       33,375,000
---------------------------------------------------------------
KLA-Tencor Corp.(a)                    350,000       15,378,125
---------------------------------------------------------------
Teradyne, Inc.(a)                      570,900       21,373,069
---------------------------------------------------------------
                                                     70,126,194
---------------------------------------------------------------

FINANCIAL (DIVERSIFIED)-2.80%

American Express Co.                   400,000       31,200,000
---------------------------------------------------------------
Amresco, Inc.(a)                       500,000       15,687,500
---------------------------------------------------------------
Federal Home Loan Mortgage Corp.       875,000       33,140,625
---------------------------------------------------------------
Federal National Mortgage
  Association                          775,000       37,539,063
---------------------------------------------------------------
MBIA, Inc.                             348,400       20,816,900
---------------------------------------------------------------
MGIC Investment Corp.                  400,000       24,125,000
---------------------------------------------------------------
Morgan Stanley, Dean Witter,
  Discover & Co.                       280,900       13,764,100
---------------------------------------------------------------
SunAmerica, Inc.                        50,100        1,800,469
---------------------------------------------------------------
                                                    178,073,657
---------------------------------------------------------------

FOODS-0.85%

ConAgra, Inc.                          450,000       13,556,250
---------------------------------------------------------------
Dean Foods Co.                         529,300       25,042,506
---------------------------------------------------------------
Sara Lee Corp.                         300,000       15,337,500
---------------------------------------------------------------
                                                     53,936,256
---------------------------------------------------------------

FOOTWEAR-0.17%

Wolverine World Wide, Inc.             500,000       11,000,000
---------------------------------------------------------------

HEALTH CARE (DIVERSIFIED)-3.35%

Abbott Laboratories                    326,100       19,994,006
---------------------------------------------------------------

HEALTH CARE (DIVERSIFIED)-(CONTINUED)

American Home Products Corp.           500,000   $   37,062,500
---------------------------------------------------------------
Bristol-Myers Squibb Co.               594,000       52,123,500
---------------------------------------------------------------
Johnson & Johnson                      711,300       40,810,838
---------------------------------------------------------------
Warner-Lambert Co.                     441,700       63,245,919
---------------------------------------------------------------
                                                    213,236,763
---------------------------------------------------------------

HEALTH CARE (DRUGS-GENERIC & OTHER)-1.68%

Dura Pharmaceuticals, Inc.(a)          395,800       19,146,825
---------------------------------------------------------------
ICN Pharmaceuticals, Inc.              900,000       43,312,500
---------------------------------------------------------------
Watson Pharmaceuticals, Inc.(a)      1,400,000       44,450,000
---------------------------------------------------------------
                                                    106,909,325
---------------------------------------------------------------

HEALTH CARE (DRUGS-MAJOR
  PHARMACEUTICALS)-2.46%

Lilly (Eli) & Co.                      450,000       30,093,750
---------------------------------------------------------------
Merck & Co., Inc.                      750,000       66,937,500
---------------------------------------------------------------
Pfizer, Inc.                           366,500       25,929,875
---------------------------------------------------------------
Schering-Plough Corp.                  600,000       33,637,500
---------------------------------------------------------------
                                                    156,598,625
---------------------------------------------------------------

HEALTH CARE (HOSPITAL MANAGEMENT)-0.74%

Quorum Health Group, Inc.(a)           937,500       22,734,375
---------------------------------------------------------------
Tenet Healthcare Corp.(a)              386,300       11,806,294
---------------------------------------------------------------
Universal Health Services,
  Inc.-Class B(a)                      290,600       12,804,563
---------------------------------------------------------------
                                                     47,345,232
---------------------------------------------------------------

HEALTH CARE (LONG TERM
  CARE)-0.82%

Health Care and Retirement
  Corp.(a)                             222,350        8,407,609
---------------------------------------------------------------
HEALTHSOUTH Corp.(a)                 1,200,000       30,675,000
---------------------------------------------------------------
NovaCare, Inc.(a)                    1,000,000       13,062,500
---------------------------------------------------------------
                                                     52,145,109
---------------------------------------------------------------

HEALTH CARE (MANAGED CARE)-0.29%

MedPartners, Inc.(a)                   725,000       18,442,188
---------------------------------------------------------------

HEALTH CARE (MEDICAL PRODUCTS &
  SUPPLIES)-3.25%

Arterial Vascular Engineering,
  Inc.(a)                              350,000       18,593,750
---------------------------------------------------------------
Baxter International Inc.              643,700       29,771,125
---------------------------------------------------------------
Becton, Dickinson & Co.              1,000,000       46,062,500
---------------------------------------------------------------
Boston Scientific Corp.(a)             250,000       11,375,000
---------------------------------------------------------------
DePuy, Inc.(a)                         577,800       14,806,125
---------------------------------------------------------------
Guidant Corp.                          400,000       23,000,000
---------------------------------------------------------------
Stryker Corp.                          875,000       32,539,063
---------------------------------------------------------------
Sybron International Corp.(a)          757,500       30,394,688
---------------------------------------------------------------
                                                    206,542,251
---------------------------------------------------------------

HEALTH CARE (SPECIALIZED SERVICES)-0.07%

Physician Support Systems,
  Inc.(a)                              309,200        4,753,950
---------------------------------------------------------------

HOUSEHOLD FURNITURE & APPLIANCES-0.41%

Furniture Brands International,
  Inc.(a)                              559,900        9,378,325
---------------------------------------------------------------

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
                                                     MARKET
                                     SHARES          VALUE

HOUSEHOLD FURNITURE & APPLIANCES-(CONTINUED)

Maytag Corp.                           502,700   $   16,777,613
---------------------------------------------------------------
                                                     26,155,938
---------------------------------------------------------------

HOUSEHOLD PRODUCTS (NON-DURABLES)-0.72%

Dial Corp.                           1,000,000       16,875,000
---------------------------------------------------------------
Procter & Gamble Co. (The)             430,000       29,240,000
---------------------------------------------------------------
                                                     46,115,000
---------------------------------------------------------------

INSURANCE (LIFE/HEALTH)-1.45%

AFLAC Inc.                             224,700       11,431,613
---------------------------------------------------------------
Conseco Inc.                           425,000       18,540,625
---------------------------------------------------------------
Equitable Companies, Inc.              800,000       32,950,000
---------------------------------------------------------------
Nationwide Financial Services,
  Inc.-Class A                         600,000       18,262,500
---------------------------------------------------------------
Torchmark Corp.                        271,600       10,830,050
---------------------------------------------------------------
                                                     92,014,788
---------------------------------------------------------------

INSURANCE (MULTI-LINE)-1.74%

Ace, Ltd.                              400,000       37,175,000
---------------------------------------------------------------
Allmerica Financial Corp.               50,800        2,381,250
---------------------------------------------------------------
American International Group,
  Inc.                                 352,600       35,987,238
---------------------------------------------------------------
Travelers Group, Inc.                  500,000       35,000,000
---------------------------------------------------------------
                                                    110,543,488
---------------------------------------------------------------

INSURANCE
  (PROPERTY-CASUALTY)-1.91%

Allstate Corp.                         565,300       46,884,569
---------------------------------------------------------------
Everest Re Holdings, Inc.              925,000       34,803,125
---------------------------------------------------------------
Exel Ltd.                              353,800       21,382,788
---------------------------------------------------------------
Fremont General Corp.                  400,000       18,650,000
---------------------------------------------------------------
                                                    121,720,482
---------------------------------------------------------------

INVESTMENT
  BANKING/BROKERAGE-0.53%

Merrill Lynch & Co., Inc.              213,000       14,404,125
---------------------------------------------------------------
Salomon, Inc.                          250,000       19,421,875
---------------------------------------------------------------
                                                     33,826,000
---------------------------------------------------------------

INVESTMENT MANAGEMENT-1.07%

Franklin Resources, Inc.               388,800       34,943,400
---------------------------------------------------------------
T. Rowe Price Associates               500,000       33,125,000
---------------------------------------------------------------
                                                     68,068,400
---------------------------------------------------------------

LODGING-HOTELS-1.92%

Carnival Corp.-Class A                 800,000       38,800,000
---------------------------------------------------------------
Doubletree Corp.(a)                    203,600        8,474,850
---------------------------------------------------------------
Host Marriott Corp.(a)                 208,500        4,352,438
---------------------------------------------------------------
ITT Corp.                              350,000       26,140,625
---------------------------------------------------------------
Marriott International, Inc.           250,000       17,437,500
---------------------------------------------------------------
Patriot American Hospitality,
  Inc.                                 630,000       20,790,000
---------------------------------------------------------------
Promus Hotel Corp.(a)                  150,000        5,887,500
---------------------------------------------------------------
                                                    121,882,913
---------------------------------------------------------------

MACHINERY (DIVERSIFIED)-1.44%

Caterpillar Inc.                       350,000   $   17,937,500
---------------------------------------------------------------
Deere & Co.                            550,000       28,943,750
---------------------------------------------------------------
Dover Corp.                            376,200       25,393,500
---------------------------------------------------------------
Ingersoll-Rand Co.                     501,150       19,513,528
---------------------------------------------------------------
                                                     91,788,278
---------------------------------------------------------------

MANUFACTURING
  (DIVERSIFIED)-2.37%

AlliedSignal Inc.                      275,000        9,900,000
---------------------------------------------------------------
Carlisle Companies, Inc.                87,800        3,797,350
---------------------------------------------------------------
Crane Co.                              161,500        6,712,344
---------------------------------------------------------------
Eaton Corp.                            175,000       16,909,375
---------------------------------------------------------------
Thermo Electron Corp.(a)             1,250,000       46,640,625
---------------------------------------------------------------
Tyco International Ltd.                800,000       30,200,000
---------------------------------------------------------------
U.S. Industries, Inc.                  577,500       15,520,313
---------------------------------------------------------------
United Technologies Corp.              300,000       21,000,000
---------------------------------------------------------------
                                                    150,680,007
---------------------------------------------------------------

MANUFACTURING
  (SPECIALIZED)-0.50%

Diebold, Inc.                          450,150       19,834,734
---------------------------------------------------------------
U.S. Filter Corp.(a)                   300,000       12,037,500
---------------------------------------------------------------
                                                     31,872,234
---------------------------------------------------------------

NATURAL GAS-0.13%

Coastal Corp.                          132,700        7,978,587
---------------------------------------------------------------

OIL (INTERNATIONAL
  INTEGRATED)-0.48%

Exxon Corp.                            500,000       30,718,750
---------------------------------------------------------------

OIL & GAS (DRILLING & EQUIPMENT)-2.84%

BJ Services Co.(a)                     275,000       23,306,250
---------------------------------------------------------------
Cooper Cameron Corp.(a)                190,600       13,770,850
---------------------------------------------------------------
Halliburton Co.                        800,000       47,700,000
---------------------------------------------------------------
Nabors Industries, Inc.(a)           1,075,000       44,209,375
---------------------------------------------------------------
Newpark Resources, Inc.(a)             198,400        8,233,600
---------------------------------------------------------------
Santa Fe International Corp.           176,800        8,696,350
---------------------------------------------------------------
Schlumberger Ltd.                      400,000       35,000,000
---------------------------------------------------------------
                                                    180,916,425
---------------------------------------------------------------

PAPER & FOREST PRODUCTS-0.43%

Bowater, Inc.                          650,000       27,178,125
---------------------------------------------------------------

PERSONAL CARE-1.17%

Avon Products, Inc.                    597,000       39,103,500
---------------------------------------------------------------
Gillette Co.                           400,000       35,625,000
---------------------------------------------------------------
                                                     74,728,500
---------------------------------------------------------------

PHOTOGRAPHY/IMAGING-0.74%

Xerox Corp.                            589,900       46,786,444
---------------------------------------------------------------

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
                                                     MARKET
                                     SHARES          VALUE

POWER PRODUCERS (INDEPENDENT)-0.31%

AES Corp.(a)                           500,000   $   19,812,500
---------------------------------------------------------------

PUBLISHING (NEWSPAPERS)-0.53%

Gannett Co., Inc.                      300,000       15,768,750
---------------------------------------------------------------
New York Times Co.-Class A             325,000       17,793,750
---------------------------------------------------------------
                                                     33,562,500
---------------------------------------------------------------

REAL ESTATE INVESTMENT
  TRUST-0.52%

Starwood Lodging Trust                 550,000       32,896,875
---------------------------------------------------------------

RETAIL (BUILDING SUPPLIES)-0.33%

Home Depot, Inc.                       375,000       20,859,375
---------------------------------------------------------------

RETAIL (COMPUTERS & ELECTRONICS)-1.77%

CompUSA, Inc.(a)                       981,200       32,134,300
---------------------------------------------------------------
Ingram Micro, Inc.-Class A(a)        1,200,000       35,775,000
---------------------------------------------------------------
Tech Data Corp.(a)                   1,000,000       44,500,000
---------------------------------------------------------------
                                                    112,409,300
---------------------------------------------------------------

RETAIL (DEPARTMENT STORES)-1.50%

Federated Department Stores,
  Inc.(a)                              375,000       16,500,000
---------------------------------------------------------------
Fred Meyer, Inc.(a)                  1,000,000       28,562,500
---------------------------------------------------------------
J.C. Penney Co., Inc.                  300,000       17,606,250
---------------------------------------------------------------
Proffitt's, Inc.(a)                  1,150,000       32,990,625
---------------------------------------------------------------
                                                     95,659,375
---------------------------------------------------------------

RETAIL (DISCOUNTERS)-0.87%

Consolidated Stores Corp.(a)           618,125       24,647,734
---------------------------------------------------------------
Family Dollar Stores, Inc.             466,200       10,955,700
---------------------------------------------------------------
Ross Stores, Inc.                      525,000       19,621,875
---------------------------------------------------------------
                                                     55,225,309
---------------------------------------------------------------

RETAIL (DRUG STORES)-0.70%

CVS Corp.                              450,000       27,590,625
---------------------------------------------------------------
Rite Aid Corp.                         290,000       17,218,750
---------------------------------------------------------------
                                                     44,809,375
---------------------------------------------------------------

RETAIL (FOOD CHAINS)-1.49%

Kroger Co.(a)                        1,125,000       36,703,125
---------------------------------------------------------------
Safeway, Inc.(a)                     1,000,000       58,125,000
---------------------------------------------------------------
                                                     94,828,125
---------------------------------------------------------------

RETAIL (GENERAL
  MERCHANDISE)-1.42%

Costco Companies, Inc.(a)            1,100,000       42,350,000
---------------------------------------------------------------
Dayton Hudson Corp.                    425,000       26,695,313
---------------------------------------------------------------
Wal-Mart Stores, Inc.                  601,800       21,138,225
---------------------------------------------------------------
                                                     90,183,538
---------------------------------------------------------------

RETAIL (SPECIALTY)-1.18%

Barnes & Noble, Inc.(a)                138,600        3,542,962
---------------------------------------------------------------
Bed Bath & Beyond, Inc.(a)             475,000       15,081,250
---------------------------------------------------------------

RETAIL (SPECIALTY)-(CONTINUED)

Office Depot, Inc.(a)                1,370,700   $   28,270,687
---------------------------------------------------------------
Payless ShoeSource, Inc.(a)            217,500       12,125,625
---------------------------------------------------------------
Toys "R" Us, Inc.(a)                   475,000       16,179,687
---------------------------------------------------------------
                                                     75,200,211
---------------------------------------------------------------

RETAIL (SPECIALTY-APPAREL)-0.39%

Intimate Brands, Inc.                  254,700        5,444,212
---------------------------------------------------------------
TJX Companies, Inc. (The)              650,000       19,256,250
---------------------------------------------------------------
                                                     24,700,462
---------------------------------------------------------------

SAVINGS & LOAN COMPANIES-1.44%

Ahmanson (H.F.) & Co.                  800,000       47,200,000
---------------------------------------------------------------
Charter One Financial, Inc.            246,885       14,350,190
---------------------------------------------------------------
Washington Mutual, Inc.                440,000       30,112,500
---------------------------------------------------------------
                                                     91,662,690
---------------------------------------------------------------

SERVICES (ADVERTISING/MARKETING)-0.68%

Interpublic Group of Companies,
  Inc.                                 412,500       19,593,750
---------------------------------------------------------------
Outdoor Systems, Inc.(a)               405,100       12,456,825
---------------------------------------------------------------
Universal Outdoor Holdings,
  Inc.(a)                              269,000       11,365,250
---------------------------------------------------------------
                                                     43,415,825
---------------------------------------------------------------

SERVICES (COMMERCIAL & CONSUMER)-2.14%

HFS, Inc.(a)                           725,000       51,112,500
---------------------------------------------------------------
Service Corp. International          2,795,700       85,094,118
---------------------------------------------------------------
                                                    136,206,618
---------------------------------------------------------------

SERVICES (DATA PROCESSING)-1.64%

Equifax, Inc.                        1,789,800       55,595,662
---------------------------------------------------------------
First Data Corp.                       400,000       11,625,000
---------------------------------------------------------------
Fiserv, Inc.(a)                        482,100       21,573,975
---------------------------------------------------------------
National Data Corp.                    425,000       15,698,438
---------------------------------------------------------------
                                                    104,493,075
---------------------------------------------------------------

SERVICES (EMPLOYMENT)-0.37%

AccuStaff, Inc.(a)                     761,200       21,741,775
---------------------------------------------------------------
Kelly Services, Inc.-Class A            46,900        1,664,950
---------------------------------------------------------------
                                                     23,406,725
---------------------------------------------------------------

TELECOMMUNICATIONS (LONG DISTANCE)-1.50%

CIENA Corp.(a)                         375,000       20,625,000
---------------------------------------------------------------
MCI Communications Corp.               500,000       17,750,000
---------------------------------------------------------------
WorldCom, Inc.(a)                    1,690,800       56,853,150
---------------------------------------------------------------
                                                     95,228,150
---------------------------------------------------------------

TELEPHONE-0.55%

Bell Atlantic Corp.                    233,300       18,634,837
---------------------------------------------------------------
Cincinnati Bell, Inc.                  600,000       16,200,000
---------------------------------------------------------------
                                                     34,834,837
---------------------------------------------------------------

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
                                                     MARKET
                                     SHARES          VALUE

TEXTILES (APPAREL)-0.16%

Jones Apparel Group, Inc.(a)           200,000   $   10,175,000
---------------------------------------------------------------

TOBACCO-0.53%

Philip Morris Companies, Inc.          849,900       33,677,288
---------------------------------------------------------------

TRUCKERS-0.33%

Caliber System, Inc.                   400,000       20,850,000
---------------------------------------------------------------

WASTE MANAGEMENT-0.98%

Browning-Ferris Industries, Inc.     1,000,000       32,500,000
---------------------------------------------------------------
USA Waste Services, Inc.(a)            800,000       29,600,000
---------------------------------------------------------------
                                                     62,100,000
---------------------------------------------------------------
    Total Domestic Common Stocks                  5,389,072,735
---------------------------------------------------------------

DOMESTIC CONVERTIBLE PREFERRED STOCKS-1.38%

FINANCIAL (DIVERSIFIED)-1.06%

MGIC Investment Corp.-$3.12
  Conv. Pfd.                           400,000       40,800,000
---------------------------------------------------------------
SunAmerica, Inc.-Series E, $3.10
  Dep. Conv. Pfd.                      228,800       26,655,200
---------------------------------------------------------------
                                                     67,455,200
---------------------------------------------------------------

LODGING-HOTELS-0.32%

Host Marriott Corp., $3.375
  Conv. Pfd.                           310,800       20,318,550
---------------------------------------------------------------
    Total Domestic Convertible
      Preferred Stocks                               87,773,750
---------------------------------------------------------------

                                   PRINCIPAL
                                     AMOUNT

DOMESTIC CONVERTIBLE BONDS & NOTES-0.74%

ELECTRICAL EQUIPMENT-0.64%

SCI Systems, Inc., Conv. Sub. Notes, 5.00%,
  05/01/06
  (acquired 10/31/96-12/06/96;
  cost $27,581,905)(c)             $22,050,000       40,709,371
---------------------------------------------------------------

MANUFACTURING
  (SPECIALIZED)-0.10%

U.S. Filter Corp., Conv. Sub.
  Notes, 6.00%, 09/15/05             2,700,000        6,005,205
---------------------------------------------------------------
    Total Domestic Convertible
      Bonds & Notes                                  46,714,576
---------------------------------------------------------------

U.S. DOLLAR DENOMINATED FOREIGN
  BONDS & NOTES-0.39%

SWITZERLAND-0.39%

Sandoz Capital BVI Ltd.
  (Financial-Diversified),
  Sr. Conv. Deb., 2.00%, 10/06/02
  (acquired 11/01/96-11/05/96;
  cost $18,721,100)(c)              17,000,000       24,990,000
---------------------------------------------------------------

                                     SHARES

FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-8.99%

CANADA-1.25%

Newbridge Networks Corp.
  (Computers-Networking)(a)            220,000       11,660,000
---------------------------------------------------------------

CANADA-(CONTINUED)

Northern Telecom Ltd.
  (Communications Equipment)           325,000   $   29,148,438
---------------------------------------------------------------
Philip Services Corp. (Waste Management)(a)           2,200,000
---------------------------------------------------------------
                                                     79,308,438
---------------------------------------------------------------

FINLAND-0.33%

Nokia Oy A.B.-Class A-ADR
  (Communications Equipment)           240,000       21,180,000
---------------------------------------------------------------

FRANCE-1.81%

Banque Nationale de Paris
  (Banks-Major Regional)               670,000       29,619,035
---------------------------------------------------------------
Elf Aquitaine S.A. (Oil &
  Gas-Refining & Marketing)            285,000       35,277,597
---------------------------------------------------------------
Renault S.A. (Automobiles)(a)          600,000       16,694,838
---------------------------------------------------------------
Societe Generale (Banks-Major
  Regional)                            245,000       33,554,370
---------------------------------------------------------------
                                                    115,145,840
---------------------------------------------------------------

GERMANY-0.32%

Adidas A.G. (Footwear)                  78,800       11,414,985
---------------------------------------------------------------
VEBA A.G.
  (Manufacturing-Diversified)          158,000        8,815,746
---------------------------------------------------------------
                                                     20,230,731
---------------------------------------------------------------

HONG KONG-0.46%

HSBC Holdings PLC (Banks-Major
  Regional)                            469,000       10,615,664
---------------------------------------------------------------
Sun Hung Kai Properties Ltd.
  (Land Development)                 2,505,000       18,467,955
---------------------------------------------------------------
                                                     29,083,619
---------------------------------------------------------------

IRELAND-0.26%

Elan Corp. PLC-ADR (Health
  Care-Drugs-Generic & Other)(a)       326,600       16,289,175
---------------------------------------------------------------

ISRAEL-0.15%

Teva Pharmaceutical Industries
  Ltd.-ADR (Health
  Care-Drugs-Generic & Other)          200,000        9,350,000
---------------------------------------------------------------

ITALY-0.67%

Telecom Italia Mobile S.p.A.
  (Telecommunications-Cellular/Wireless)    6,000,000     22,150,030
---------------------------------------------------------------
Telecom Italia S.p.A.
  (Telephone)                        3,333,333       20,850,559
---------------------------------------------------------------
                                                     43,000,589
---------------------------------------------------------------

MEXICO-0.03%

Panamerican Beverages,
  Inc.-Class A
  (Beverages-Non-Alcoholic)             68,300        2,117,300
---------------------------------------------------------------

NETHERLANDS-1.77%

Akzo Nobel N.V.
  (Chemicals-Diversified)              135,750       23,919,688
---------------------------------------------------------------
ASM Lithography Holding N.V.
 (Electronics-Semiconductors)(a)       250,000       18,312,500
---------------------------------------------------------------

                                       45
                   W    E    I    N    G   A   R   T   E   N

                                                     MARKET
                                     SHARES          VALUE

NETHERLANDS-(CONTINUED)

Philips Electronics N.V.-ADR-New
  York Shares (Electrical
  Equipment)                           900,000   $   70,537,500
---------------------------------------------------------------
                                                    112,769,688
---------------------------------------------------------------

SINGAPORE-0.13%

Asia Pulp & Paper Co. Ltd.-ADR
  (Paper & Forest Products)            745,700        8,482,338
---------------------------------------------------------------

SWEDEN-0.52%

Telefonaktiebolaget LM
  Ericsson-ADR (Communications
  Equipment)                           750,000       33,187,500
---------------------------------------------------------------

SWITZERLAND-0.33%

Novartis A.G. (Health
  Care-Diversified)                     13,300       20,829,779
---------------------------------------------------------------

UNITED KINGDOM-0.96%

Granada Group PLC (Leisure
  Time-Products)                     1,330,000       18,342,168
---------------------------------------------------------------

UNITED KINGDOM-(CONTINUED)

SmithKline Beecham PLC-ADR
  (Health Care-Drugs-Major
  Pharmaceuticals)                     900,000   $   42,862,500
---------------------------------------------------------------
                                                     61,204,668
---------------------------------------------------------------
    Total Foreign Stocks & Other
      Equity Interests                              572,179,665
---------------------------------------------------------------

                                   PRINCIPAL
                                     AMOUNT

U.S. TREASURY BILLS-0.24%(d)

  5.093%, 01/02/98                $ 15,645,000(e)    15,520,153
---------------------------------------------------------------

REPURCHASE AGREEMENTS-3.32%(f)

CIBC Wood Gundy Securities
  Corp., 5.75%, 11/03/97 (g)       100,000,000      100,000,000
---------------------------------------------------------------
Goldman, Sachs, & Co., 5.70%,
  11/03/97(h)                      111,011,779      111,011,779
---------------------------------------------------------------
    Total Repurchase Agreements                     211,011,779
---------------------------------------------------------------
TOTAL INVESTMENTS-99.78%                          6,347,262,658
---------------------------------------------------------------
OTHER ASSETS LESS
  LIABILITIES-0.22%                                  13,874,661
---------------------------------------------------------------
TOTAL NET ASSETS-100.00%                         $6,361,137,319
===============================================================

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) A portion of this security is subject to call options written. See Note 7.
(c) Restricted security. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The valuation of these securities has been determined in accordance with procedures established by the Board of Directors. The aggregate market value of these securities at 10/31/97 was $65,699,371 which represented 1.03% of the Fund's net assets.
(d) U.S. Treasury bills are traded on a discount basis. In such cases the interest rate shown represents the rate of discount paid or received at the time of purchase by the Fund.
(e) A portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 9.
(f) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value as being 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(g) Joint repurchase agreement entered into on 10/31/97 with maturing value of $400,191,667. Collateralized by $400,695,000 U.S. Government obligations, 0% to 7.75% due 11/12/97 to 07/30/07 with an aggregate market value at 10/31/97 of $408,000,188.
(h) Joint repurchase agreement entered into on 10/31/97 with maturing value of $700,332,500. Collateralized by $691,835,000 U.S. Government obligations, 0% to 8.50% due 10/15/98 to 05/15/07 with an aggregate market value at 10/31/97 of $714,757,792.

Abbreviations:

ADR   - American Depository Receipt
Conv. - Convertible
Deb.  - Debentures
Pfd.  - Preferred
Sr.   - Senior
Sub.  - Subordinated

See Notes to Financial Statements.
                                       46
                   W    E    I    N    G   A   R   T   E   N

STATEMENT OF ASSETS AND LIABILITIES

OCTOBER 31, 1997

ASSETS:

Investments, at market value (cost
  $4,878,060,355)                         $6,347,262,658
--------------------------------------------------------
Foreign currencies, at market value
  (cost $24,034)                                  23,692
--------------------------------------------------------
Receivables for:
  Investments sold                            32,071,207
--------------------------------------------------------
  Capital stock sold                          12,718,493
--------------------------------------------------------
  Dividends and interest                       3,624,232
--------------------------------------------------------
  Variation margins                              324,000
--------------------------------------------------------
Investment for deferred compensation
  plan                                            80,090
--------------------------------------------------------
Other assets                                     133,271
--------------------------------------------------------
    Total assets                           6,396,237,643
--------------------------------------------------------

LIABILITIES:

Payables for:
  Investments purchased                       19,092,775
--------------------------------------------------------
  Options written                                600,000
--------------------------------------------------------
  Capital stock reacquired                     8,360,129
--------------------------------------------------------
  Deferred compensation                           80,090
--------------------------------------------------------
Accrued advisory fees                          3,355,000
--------------------------------------------------------
Accrued administrative service fees               13,321
--------------------------------------------------------
Accrued distribution fees                      1,981,745
--------------------------------------------------------
Accrued transfer agent fees                      878,386
--------------------------------------------------------
Accrued operating expenses                       738,878
--------------------------------------------------------
    Total liabilities                         35,100,324
--------------------------------------------------------
Net assets applicable to shares
  outstanding                             $6,361,137,319
========================================================

NET ASSETS:

Class A                                   $5,810,582,232
========================================================
Class B                                   $  486,105,308
========================================================
Class C                                   $    2,326,193
========================================================
Institutional Class                       $   62,123,586
========================================================

CAPITAL STOCK, $.001 PAR VALUE PER
  SHARE:

CLASS A:

  Authorized                                 750,000,000
--------------------------------------------------------
  Outstanding                                255,794,618
========================================================

CLASS B:

  Authorized                                 750,000,000
--------------------------------------------------------
  Outstanding                                 21,757,228
========================================================

CLASS C:

  Authorized                                 750,000,000
--------------------------------------------------------
  Outstanding                                    104,104
========================================================

INSTITUTIONAL CLASS:

  Authorized                                 200,000,000
--------------------------------------------------------
  Outstanding                                  2,695,286
========================================================

CLASS A:

  Net asset value and redemption price
    per share                             $        22.72
--------------------------------------------------------
  Offering price per share:
      (Net asset value of
       $22.72 divided by 94.50%)          $        24.04
========================================================

CLASS B:

  Net asset value and offering price per
    share                                 $        22.34
========================================================

CLASS C:

  Net asset value and offering price per
    share                                 $        22.34
========================================================

INSTITUTIONAL CLASS:

  Net asset value, offering and
    redemption price per share            $        23.05
========================================================

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 1997

INVESTMENT INCOME:

Dividends (net of $781,220 foreign
  withholding tax)                          $   53,208,013
----------------------------------------------------------
Interest                                        14,062,704
----------------------------------------------------------
    Total investment income                     67,270,717
----------------------------------------------------------

EXPENSES:

Advisory fees                                   37,487,692
----------------------------------------------------------
Administrative service fees                        163,243
----------------------------------------------------------
Custodian fees                                     518,851
----------------------------------------------------------
Directors' fees                                     48,806
----------------------------------------------------------
Distribution fees-Class A                       16,399,127
----------------------------------------------------------
Distribution fees-Class B                        3,831,989
----------------------------------------------------------
Distribution fees-Class C                            2,338
----------------------------------------------------------
Transfer agent fees-Class A                      7,665,449
----------------------------------------------------------
Transfer agent fees-Class B                        875,767
----------------------------------------------------------
Transfer agent fees-Class C                            473
----------------------------------------------------------
Transfer agent fees-Institutional Class              5,963
----------------------------------------------------------
Other                                            1,473,922
----------------------------------------------------------
    Total expenses                              68,473,620
----------------------------------------------------------
Less: Fees waived by advisor                    (2,187,021)
----------------------------------------------------------
    Expenses paid indirectly                      (116,775)
----------------------------------------------------------
    Net expenses                                66,169,824
----------------------------------------------------------
Net investment income                            1,100,893
----------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENT SECURITIES, FOREIGN
  CURRENCIES, FUTURES AND OPTION
  CONTRACTS:

Net realized gain (loss) on sales of:
  Investment securities                        917,642,460
----------------------------------------------------------
  Foreign currencies                            (2,376,476)
----------------------------------------------------------
  Futures contracts                             12,648,342
----------------------------------------------------------
  Options contracts                              5,967,683
----------------------------------------------------------
                                               933,882,009
----------------------------------------------------------
Net unrealized appreciation (depreciation)
  of:
  Investment securities                        434,974,571
----------------------------------------------------------
  Foreign currencies                                14,469
----------------------------------------------------------
  Futures contracts                               (264,000)
----------------------------------------------------------
  Options contracts                              3,811,862
----------------------------------------------------------
                                               438,536,902
----------------------------------------------------------
  Net gain on investment securities,
    foreign currencies, futures and option
    contracts                                1,372,418,911
----------------------------------------------------------
Net increase in net assets resulting from
  operations                                $1,373,519,804
==========================================================

See Notes to Financial Statements.
                                       47
                   W    E    I    N    G   A   R   T   E   N

STATEMENT OF CHANGES IN NET ASSETS

For the years ended October 31, 1997 and 1996

                                                                   1997              1996
                                                              --------------    --------------
OPERATIONS:

  Net investment income                                       $    1,100,893    $   14,147,587
----------------------------------------------------------------------------------------------
  Net realized gain on sales of investment securities,
    foreign currencies, futures and options contracts            933,882,009       590,548,116
----------------------------------------------------------------------------------------------
  Net unrealized appreciation of investment securities,
    foreign currencies, futures and options contracts            438,536,902        79,138,554
----------------------------------------------------------------------------------------------
       Net increase in net assets resulting from operations    1,373,519,804       683,834,257
----------------------------------------------------------------------------------------------
Dividends to shareholders from net investment income:
  Class A                                                        (14,688,010)               --
----------------------------------------------------------------------------------------------
  Institutional Class                                               (444,894)               --
----------------------------------------------------------------------------------------------
Distributions to shareholders from net realized gains on
  investment securities:
  Class A                                                       (552,547,910)     (606,609,217)
----------------------------------------------------------------------------------------------
  Class B                                                        (32,151,485)       (7,814,517)
----------------------------------------------------------------------------------------------
  Institutional Class                                             (6,655,833)       (7,332,667)
----------------------------------------------------------------------------------------------
Net equalization credits (charges):
  Class A                                                            436,828         2,368,957
----------------------------------------------------------------------------------------------
  Class B                                                             62,469           992,175
----------------------------------------------------------------------------------------------
  Class C                                                                 --                --
----------------------------------------------------------------------------------------------
  Institutional Class                                                (91,147)           65,590
----------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                        126,373,106       362,344,237
----------------------------------------------------------------------------------------------
  Class B                                                        166,861,272       210,825,508
----------------------------------------------------------------------------------------------
  Class C                                                          2,401,569                --
----------------------------------------------------------------------------------------------
  Institutional Class                                             (7,373,537)        5,462,015
----------------------------------------------------------------------------------------------
       Net increase in net assets                              1,055,702,232       644,136,338
----------------------------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                                          5,305,435,087     4,661,298,749
----------------------------------------------------------------------------------------------
  End of period                                               $6,361,137,319    $5,305,435,087
==============================================================================================

NET ASSETS CONSIST OF:

  Capital (par value and additional paid-in)                  $3,937,446,869    $3,649,184,459
----------------------------------------------------------------------------------------------
  Undistributed net investment income                             28,516,289        44,516,626
----------------------------------------------------------------------------------------------
  Undistributed net realized gain on sales of investment
    securities, foreign currencies, futures and options
    contracts                                                    925,614,568       580,711,311
----------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities, foreign
    currencies, futures and option contracts                   1,469,559,593     1,031,022,691
----------------------------------------------------------------------------------------------
                                                              $6,361,137,319    $5,305,435,087
==============================================================================================

See Notes to Financial Statements.
                                       48
                   W    E    I    N    G   A   R   T   E   N

NOTES TO FINANCIAL STATEMENTS

OCTOBER 31, 1997

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Weingarten Fund (the "Fund") is a series of AIM Equity Funds, Inc. (the "Company"). The Company is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of six diversified portfolios:
AIM Weingarten Fund, AIM Aggressive Growth Fund, AIM Blue Chip Fund, AIM Capital Development Fund, AIM Charter Fund and AIM Constellation Fund. The Fund currently offers four different classes of shares: the Class A shares, Class B shares, Class C shares and the Institutional Class. Class C shares commenced sales on August 4, 1997. Matters affecting each portfolio or class will be voted on exclusively by such shareholders. The assets, liabilities and operations of each portfolio are accounted for separately. The Fund's investment objective is to seek growth of capital principally through investment in common stocks of seasoned and better capitalized companies. Information presented in these financial statements pertains only to the Fund.
  The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. Security Valuations--A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the mean between the closing bid and asked prices on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued at the mean between the last bid and asked prices based upon quotes furnished by market makers for such securities. If a mean is not available, as in the case in some foreign markets, the closing bid will be used absent a last sales price. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date or absent a last sales price, at the mean of the closing bid and asked prices. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors of the Company. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the New York Stock Exchange. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the New York Stock Exchange which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair market value as determined in good faith by or under the supervision of the Board of Directors.
B. Foreign Currency Translations--Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.
C. Foreign Currency Contracts--A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts.
D. Stock Index Futures Contracts--The Fund may purchase or sell stock index futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash, and/or by securing a standby letter of credit from a major commercial bank, as collateral, for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and that the change in the value of the contracts may not correlate with changes in the value of the securities being hedged.
E. Covered Call Options--The Fund may write call options, but only on a covered basis; that is, the Fund will own the underlying security. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent

                                       49
                   W    E    I    N    G   A   R   T   E   N
    liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.
      A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. The purchaser of a call option has the right to acquire the security which is the subject of the call option at any time during the option period. During the option period, in return for the premium paid by the purchaser of the option, the Fund has given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline. During the option period, the Fund may be required at any time to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time at which the Fund effects a closing purchase transaction by purchasing (at a price which may be higher than that received when the call option was written) a call option identical to the one originally written.
F. Put options--The Fund may purchase put options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, a Fund pays an option premium. The option's underlying instrument may be a security, or a futures contract. Put options may be used by a Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged.
G. Securities Transactions, Investment Income and Distributions--Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the specific identification of securities sold. Interest income is recorded as earned from settlement date and is recorded on the accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. On October 31, 1997, undistributed net investment income was decreased by $2,376,476 and undistributed net realized gains increased by $2,376,476 in order to comply with the requirements of the American Institute of Certified Public Accountants Statement of Position 93-2. Net assets of the Fund were unaffected by the reclassifications discussed above.
H. Federal Income Taxes--The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
I. Expenses--Distribution and transfer agency expenses directly attributable to a class of shares are charged to that class' operations. All other expenses which are attributable to more than one class are allocated between the classes.
J. Equalization--The Fund follows the accounting practice known as equalization by which a portion of the proceeds from sales and the costs of repurchases of Fund shares, equivalent on a per share basis to the amount of undistributed net investment income, is credited or charged to undistributed net income when the transaction is recorded so that undistributed net investment income per share is unaffected by sales or redemptions of Fund shares.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). The terms of the master investment advisory agreement provide that the Fund shall pay an advisory fee to AIM at an annual rate of 1.0% of the first $30 million of the Fund's average daily net assets, plus 0.75% of the Fund's average daily net assets in excess of $30 million to and including $350 million, plus 0.625% of the Fund's average daily net assets in excess of $350 million. AIM is currently voluntarily waiving a portion of its advisory fees payable by the Fund to AIM to the extent necessary to reduce the fees paid by the Fund at net asset levels higher than those currently incorporated in the present advisory fee schedule. AIM will receive a fee calculated at the annual rate of 1.0% of the first $30 million of the Fund's average daily net assets, plus 0.75% of the Fund's average daily net assets in excess of $30 million to and including $350 million, plus 0.625% of the Fund's average daily net assets in excess of $350 million to and including $2 billion, plus 0.60% of the Fund's average daily net assets in excess of $2 billion to and including $3 billion, plus 0.575% of the Fund's average daily net assets in excess of $3 billion to and including $4 billion, plus 0.55% of the Fund's average daily net assets in excess of $4 billion. The waiver of fees is entirely voluntary but approval is required by the Board of Directors of the Company for any decision by AIM to discontinue the waiver. During the year ended October 31, 1997, AIM waived fees of $2,187,021. Under the terms of a master sub-advisory agreement between AIM and A I M Capital Management, Inc. ("AIM Capital"), AIM pays AIM Capital 50% of the amount paid by the Fund to AIM.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to reimburse AIM for certain administrative costs incurred in providing accounting services to

                                       50
                   W    E    I    N    G   A   R   T   E   N
the Fund. During the year ended October 31, 1997, AIM was reimbursed $163,243 for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") for certain costs incurred in providing transfer agency services to the Class A shares, Class B shares and Class C shares. During the year ended October 31, 1997, AFS was reimbursed $4,656,522 for such services.
  The Fund, pursuant to a transfer agent and service agreement, has agreed to pay A I M Institutional Fund Services, Inc. ("AIFS") a fee for providing transfer agent and shareholder services to the Fund. During the year ended October 31, 1997, the Portfolio paid AIFS $5,963 for such services. On September 19, 1997, the Board of Directors of the Fund approved the appointment of AFS as transfer agent of the Fund to be effective in late 1997 or early 1998.
  The Company has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares and a master distribution agreement with Fund Management Company ("FMC") to serve as the distributor for the Institutional Class. The Company has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares (the "Class A Plan"), the Fund's Class B shares (the "Class B Plan"), and the Fund's Class C shares (the "Class C Plan") (collectively, the "Plans"). The Fund, pursuant to the Plan, pays AIM Distributors compensation at the annual rate of 0.30% of the average daily net assets of Class A shares and 1.00% of the average daily net assets of Class C shares. The Plan is designed to compensate AIM Distributors for certain promotional and other sales related costs, and to implement a dealer incentive program which provides for periodic payments to selected dealers who furnish continuing personal shareholder services to their customers who purchase and own Class A or Class C shares of the Fund. The Fund, pursuant to the Class B Plan, pays AIM Distributors compensation at an annual rate of 1.00% of the average daily net assets attributable to the Class B shares. Of this amount, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class B shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own Class B shares of the Fund. Any amounts not paid as a service fee under such Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges, that may be paid by the respective classes. AIM Distributors may, from time to time, assign, transfer or pledge to one or more designees, its rights to all or a designated portion of
(a) compensation received by AIM Distributors from the Fund pursuant to the Class B Plan (but not AIM Distributors duties and obligations pursuant to the Class B Plan) and (b) any contingent deferred sales charges received by AIM Distributors related to the Class B shares. During the year ended October 31, 1997 for the Class A shares and Class B shares and the period August 4, 1997 (date sales commenced) through October 31, 1997, the Class C shares paid AIM Distributors $16,399,127, $3,831,989 and $2,338, respectively, as compensation under the Plans.
  AIM Distributors received commissions of $1,521,630 from sales of the Class A shares of the Fund during the year ended October 31, 1997. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the year ended October 31, 1997, AIM Distributors received commissions of $38,015 in contingent deferred sales charges imposed on redemptions of Fund shares. Certain officers and directors of the Company are officers and directors of AIM, AIM Capital, AIM Distributors, AFS, AIFS and FMC.
  During the year ended October 31, 1997, the Fund paid legal fees of $15,778 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Company's directors. A member of that firm is a director of the Company.

NOTE 3-INDIRECT EXPENSES

AIM has directed certain portfolio trades to brokers who paid a portion of the Fund's expenses related to pricing services used by the Fund which reduced the Fund's expenses by $21,962 during the year ended October 31, 1997. The Fund also received reductions in transfer agency fees from AFS (an affiliate of AIM) and reductions in custodian fees of $77,032 and $17,781, respectively, under expense offset arrangements. The effect of the above arrangements resulted in a reduction of the Fund's total expenses of $116,775 during the year ended October 31, 1997.

NOTE 4-DIRECTORS' FEES

Directors' fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Company invests directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by The Chase Manhattan Bank. The Fund may borrow up to the lesser of (i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. Interest on borrowings under the line of credit is payable on maturity or prepayment date. Prior to an amendment of the line of credit on July 15, 1997, the Fund was limited to borrowing up to the lessor of (i) $325,000,000 or (ii) the limit set by its prospectus for borrowings. During the year ended October 31, 1997, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.05% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold during the year ended October 31, 1997 was $7,275,089,932 and $7,776,089,044, respectively.

                                       51
                   W    E    I    N    G   A   R   T   E   N

  The amount of unrealized appreciation (depreciation) of investment securities, on a tax basis, as of October 31, 1997 is as follows:

Aggregate unrealized appreciation of investment securities    $1,533,476,526
----------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities     (75,979,727)
----------------------------------------------------------------------------
Net unrealized appreciation of investment securities          $1,457,496,799
============================================================================

Cost of investments for tax purposes is $4,889,765,859.

NOTE 7-OPTION CONTRACTS WRITTEN

Transactions in call options written during the year ended October 31, 1997 are summarized as follows:

                                                                  OPTION CONTRACTS
                                                              -------------------------
                                                              NUMBER OF      PREMIUMS
                                                              CONTRACTS      RECEIVED
                                                              ---------    ------------
Beginning of period                                             55,804     $ 22,601,072
---------------------------------------------------------------------------------------
Written                                                         86,525       29,354,760
---------------------------------------------------------------------------------------
Closed                                                         (91,359)     (35,943,337)
---------------------------------------------------------------------------------------
Exercised                                                      (38,470)     (10,831,639)
---------------------------------------------------------------------------------------
Expired                                                         (9,500)      (3,963,917)
---------------------------------------------------------------------------------------
End of period                                                    3,000     $  1,216,939
=======================================================================================

Open call option contracts written at October 31, 1997 were as follows:

                                                                                                 OCTOBER 31,
                                                    CONTRACT   STRIKE   NUMBER OF    PREMIUM         1997        UNREALIZED
                                                     MONTH     PRICE    CONTRACTS    RECEIVED    MARKET VALUE   APPRECIATION
                      ISSUE                         --------   ------   ---------   ----------   ------------   ------------
Lucent Technologies, Inc.                           November     85      3,000      $1,216,939     $600,000       $616,939
----------------------------------------------------------------------------------------------------------------------------

NOTE 8-PUT OPTIONS WRITTEN

Transactions in put options purchased during the year ended October 31, 1997 are summarized as follows:

                                                                PUT OPTION CONTRACTS
                                                              -------------------------
                                                              NUMBER OF      PREMIUMS
                                                              CONTRACTS        PAID
                                                              ---------     -----------
Beginning of period                                                --                --
---------------------------------------------------------------------------------------
Purchased                                                       7,500       $ 1,053,750
---------------------------------------------------------------------------------------
Exercised                                                      (7,500)       (1,053,750)
---------------------------------------------------------------------------------------
End of period                                                       0       $         0
---------------------------------------------------------------------------------------

NOTE 9-OPEN FUTURES CONTRACTS

On October 31, 1997, $363,000 principal amount of U.S. Treasury obligations were pledged as collateral to cover margin requirements for open futures contracts. Open futures contracts were as follows:

                                                                                          UNREALIZED
                                                               NUMBER OF     MONTH/      APPRECIATION
                          CONTRACT                             CONTRACTS   COMMITMENT   (DEPRECIATION)
                          --------                             ---------   ----------   --------------
S&P 400 Midcap Index                                              96        Dec. '97      $(264,000)

                                       52
                   W    E    I    N    G   A   R   T   E   N

NOTE 10-CAPITAL STOCK

Changes in the capital stock outstanding during the years ended October 31, 1997 and 1996 were as follows:

                                                                         1997                         1996
                                                              --------------------------   --------------------------
                                                                SHARES         AMOUNT        SHARES         AMOUNT
                                                              ----------    ------------   ----------    ------------
Sold:
  Class A                                                     36,066,523    $748,100,033   34,550,539    $648,183,624
---------------------------------------------------------------------------------------------------------------------
  Class B                                                      9,401,446     192,004,936   12,381,545     231,706,372
---------------------------------------------------------------------------------------------------------------------
  Class C*                                                       117,736       2,708,502           --              --
---------------------------------------------------------------------------------------------------------------------
  Institutional Class                                            377,655       7,900,669      516,716       9,877,153
---------------------------------------------------------------------------------------------------------------------
Issued as a reinvestment of dividends:
  Class A                                                     29,415,559     528,061,835   32,395,132     557,844,149
---------------------------------------------------------------------------------------------------------------------
  Class B                                                      1,715,350      30,687,644      425,933       7,326,082
---------------------------------------------------------------------------------------------------------------------
  Class C*                                                            --              --           --              --
---------------------------------------------------------------------------------------------------------------------
  Institutional Class                                            313,585       5,650,803      338,803       5,871,449
---------------------------------------------------------------------------------------------------------------------
Reacquired:
  Class A                                                    (56,267,501) (1,149,788,762) (44,929,759)   (843,683,536)
---------------------------------------------------------------------------------------------------------------------
  Class B                                                     (2,748,694)    (55,831,308)  (1,500,861)    (28,206,946)
---------------------------------------------------------------------------------------------------------------------
  Class C*                                                       (13,632)       (306,933)          --              --
---------------------------------------------------------------------------------------------------------------------
  Institutional Class                                           (951,830)    (20,925,009)    (552,275)    (10,286,587)
---------------------------------------------------------------------------------------------------------------------
                                                              17,426,197    $288,262,410   33,625,773    $578,631,760
=====================================================================================================================

* Class C shares commenced sales on August 4, 1997.

                                       53
                   W    E    I    N    G   A   R   T   E   N

NOTE 11-FINANCIAL HIGHLIGHTS

Shown below are the financial highlights for a share of the Institutional Class capital stock outstanding during each of the years in the five-year period ended October 31, 1997.

                                                        OCTOBER 31,
                                  -------------------------------------------------------
                                   1997           1996       1995       1994       1993
                                  -------       --------   --------   --------   --------
Net asset value, beginning of
  period                          $ 20.46       $  20.48   $  17.94   $  17.69   $  16.73
--------------------------------  -------       --------   --------   --------   --------
Income from investment
  operations:
  Net investment income              0.08           0.17       0.10       0.17       0.16
--------------------------------  -------       --------   --------   --------   --------
  Net gains on securities (both
    realized and unrealized)         4.90           2.52       4.35       0.58       0.93
--------------------------------  -------       --------   --------   --------   --------
    Total from investment
     operations                      4.98           2.69       4.45       0.75       1.09
--------------------------------  -------       --------   --------   --------   --------
Less distributions:
  Dividends from net investment
    income                          (0.15)            --      (0.13)     (0.17)     (0.13)
--------------------------------  -------       --------   --------   --------   --------
  Distributions from capital
    gains                           (2.24)         (2.71)     (1.78)     (0.33)        --
--------------------------------  -------       --------   --------   --------   --------
    Total distributions             (2.39)         (2.71)     (1.91)     (0.50)     (0.13)
--------------------------------  -------       --------   --------   --------   --------
Net asset value, end of period    $ 23.05       $  20.46   $  20.48   $  17.94   $  17.69
================================  =======       ========   ========   ========   ========
Total return                        27.37%         15.34%     28.69%      4.37%      6.53%
================================  =======       ========   ========   ========   ========

Ratios/supplemental data:

Net assets, end of period (000s
  omitted)                        $62,124       $ 60,483   $ 54,332   $ 40,486   $ 39,821
================================  =======       ========   ========   ========   ========
Ratio of expenses to average net
  assets(a)                          0.64%(b)(c)    0.65%      0.70%      0.65%      0.78%
================================  =======       ========   ========   ========   ========
Ratio of net investment income
  to average net assets(d)           0.50%(b)       0.80%      0.45%      1.00%      0.97%
================================  =======       ========   ========   ========   ========
Portfolio turnover rate               128%           159%       139%       136%       109%
================================  =======       ========   ========   ========   ========
Average broker commission rate
  paid(e)                         $0.0618       $ 0.0615        N/A        N/A        N/A
================================  =======       ========   ========   ========   ========

Borrowings for the period:

Amount of debt outstanding at
  end of period (000s omitted)         --             --         --         --         --
================================  =======       ========   ========   ========   ========
Average amount of debt
  outstanding during the period
  (000s omitted)(f)                    --             --   $      6         --         --
================================  =======       ========   ========   ========   ========
Average number of shares
  outstanding during the period
  (000s omitted)(f)                 3,146          2,908      2,526      2,256      1,826
================================  =======       ========   ========   ========   ========
Average amount of debt per share
  during the period                    --             --   $ 0.0024         --         --
================================  =======       ========   ========   ========   ========

(a) After waiver of advisory fees. Ratios of expenses to average net assets prior to waiver of advisory fees were 0.68%, 0.68%, 0.72%, 0.68%, and 0.81% for the periods 1997-1993, respectively.
(b) Ratios are based on average net assets of $66,222,553.
(c) Ratio includes indirectly paid expenses. Excluding indirectly paid expenses, the ratio of expenses to average net assets would have remained the same.
(d) Ratios of net investment income to average net assets prior to waiver of advisory fees were 0.46%, 0.77%, 0.43%, 0.98%, and 0.94%, for the periods 1997-1993, respectively.
(e) The average commission rate paid is the total brokerage commissions paid on applicable purchases and sales of securities for the period divided by the total number of related shares purchased and sold, which is required to be disclosed for fiscal years beginning September 1, 1995 and thereafter.
(f) Averages computed on a daily basis.

                                       54
                   W    E    I    N    G   A   R   T   E   N

                       INDEPENDENT AUDITORS' REPORT

                       To the Shareholders and Board of Directors
                       AIM Weingarten Fund:

                       We have audited the accompanying statement of assets and liabilities of AIM Weingarten Fund (a portfolio of AIM Equity Funds, Inc.), including the schedule of investments, as of October 31, 1997, the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended, and financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

                         We conducted our audits in accordance with generally
                       accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

                         In our opinion, the financial statements and financial
                       highlights referred to above present fairly, in all material respects, the financial position of AIM Weingarten Fund as of October 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended.

                                                    KPMG Peat Marwick LLP

                       Houston, Texas
                       December 5, 1997

                                       55
                   W    E    I    N    G   A   R   T   E   N

SUPPLEMENTAL PROXY INFORMATION
--------------------------------------------------------------------------------

The Annual Meeting of Shareholders of the AIM Equity Funds, Inc. (the "Company") was held on February 7, 1997 at the offices of A I M Management Group Inc., 11 Greenway Plaza, Houston, Texas. The meeting was held for the following purposes:

(1) To elect Directors as follows: Charles T. Bauer, Bruce L. Crockett, Owen Daly II, Carl Frischling, Robert H. Graham, John F. Kroeger, Lewis F. Pennock, Ian W. Robinson and Louis S. Sklar.

(2) To approve a new Master Investment Advisory Agreement between the AIM Weingarten Fund (the "Fund") and A I M Advisors, Inc.

(3) To approve a new Sub-Advisory Agreement between AIM and A I M Capital Management, Inc.

(4) To approve the elimination of the fundamental investment policy prohibiting the Fund from investing in other investment companies.

(5) To approve the elimination of the fundamental investment policy prohibiting or restricting the Fund's investments in puts, calls, straddles and spreads.

(6) To ratify the selection of KPMG Peat Marwick LLP as independent accountants for the Fund for the Company's fiscal year ending October 31, 1997.

     The results of the proxy solicitation on the above matters were as follows:

                                                                                          Votes             Withhold/
                           Director/Matter                          Votes For            Against           Abstentions
                           ---------------                          ---------            -------           -----------
(1)  Charles T. Bauer............................................  618,811,245                N/A          19,923,485
     Bruce L. Crockett...........................................  619,427,685                N/A          19,307,045
     Owen Daly II................................................  618,919,919                N/A          19,814,811
     Carl Frischling.............................................  619,275,356                N/A          19,459,374
     Robert H. Graham............................................  619,431,576                N/A          19,303,154
     John F. Kroeger.............................................  618,878,096                N/A          19,856,634
     Lewis F. Pennock............................................  619,272,998                N/A          19,461,732
     Ian W. Robinson.............................................  618,944,840                N/A          19,789,890
     Louis S. Sklar..............................................  619,462,714                N/A          19,272,016
(2)  Approval of Master Investment Advisory Agreement............  146,733,416          2,498,355           6,552,908
(3)  Approval of Sub-Advisory Agreement..........................  146,153,496          2,885,840           6,745,343
(4)  Elimination of Fundamental Investment Policy Concerning
     Investments in Other Investment Companies...................  111,841,005          5,168,602           6,908,560
(5)  Elimination of Fundamental Investment Policy Concerning
     Puts, Calls, Straddles and Spreads..........................  110,091,179          6,531,415           7,295,571
(6)  KPMG Peat Marwick LLP.......................................  609,690,634          5,519,782          23,524,314

                                       56
                   W    E    I    N    G   A   R   T   E   N

Directors & Officers

BOARD OF DIRECTORS                                  OFFICERS                                 OFFICE OF THE FUND
Charles T. Bauer                                    Charles T. Bauer                         11 Greenway Plaza
Chairman                                            Chairman                                 Suite 100
A I M Management Group Inc.                                                                  Houston, TX 77046

Bruce L. Crockett                                   Robert H. Graham
Director                                            President                                INVESTMENT ADVISOR
ACE Limited;                                                                                 A I M Advisors, Inc.
Formerly Director, President, and                   John J. Arthur                           11 Greenway Plaza
Chief Executive Officer                             Senior Vice President and Treasurer      Suite 100
COMSAT Corporation                                                                           Houston, TX 77046
                                                    Gary T. Crum
Owen Daly II                                        Senior Vice President                    TRANSFER AGENT
Director                                                                                     A I M Institutional Fund
Cortland Trust Inc.                                 Carol F. Relihan                         Services, Inc.
                                                    Senior Vice President and Secretary      11 Greenway Plaza
Jack Fields                                                                                  Suite 100
Formerly Member of the                              Jonathan C. Schoolar                     Houston, TX 77046
U.S. House of Representatives                       Senior Vice President
                                                                                             CUSTODIAN
Carl Frischling                                     Melville B. Cox                          State Street Bank & Trust Company
Partner                                             Vice President                           225 Franklin Street
Kramer, Levin, Naftalis & Frankel                                                            Boston, MA 02110
                                                    Dana R. Sutton
Robert H. Graham                                    Vice President and Assistant Treasurer   COUNSEL TO THE FUND
President and Chief Executive Officer                                                        Ballard Spahr
A I M Management Group Inc.                         P. Michelle Grace                        Andrews & Ingersoll
                                                    Assistant Secretary                      1735 Market Street
John F. Kroeger                                                                              Philadelphia, PA 19103
Formerly Consultant                                 Nancy L. Martin
Wendell & Stockel Associates, Inc.                  Assistant Secretary                      COUNSEL TO THE DIRECTORS
                                                                                             Kramer, Levin, Naftalis & Frankel
Lewis F. Pennock                                    Ofelia M. Mayo                           919 Third Avenue
Attorney                                            Assistant Secretary                      New York, NY 10022

Ian W. Robinson                                     Kathleen J. Pflueger                     DISTRIBUTOR
Consultant; Formerly Executive Vice President       Assistant Secretary                      Fund Management Company
and Chief Financial Officer                                                                  11 Greenway Plaza
Bell Atlantic Management                            Samuel D. Sirko                          Suite 100
Services, Inc.                                      Assistant Secretary                      Houston, TX 77046

Louis S. Sklar                                      Stephen I. Winer                         AUDITORS
Executive Vice President                            Assistant Secretary                      KPMG Peat Marwick LLP
Hines Interests                                                                              700 Louisiana
Limited Partnership                                 Mary J. Benson                           Houston, TX 77002
                                                    Assistant Treasurer

REQUIRED FEDERAL INCOME TAX INFORMATION
AIM Weingarten Fund Insitutional Class paid ordinary dividends in the amount of $0.699 per share during the Fund's tax year ended October 31, 1997. Of this amount 27.79% is eligible for the dividends received deduction for corporations. The Fund also distributed long-term capital gains of $1.686 per share during the Fund's tax year ended October 31, 1997.

REQUIRED STATE INCOME TAX INFORMATION
Of the total ordinary dividends paid, 5.29% was derived from U.S. Treasury obligations.

[AIM LOGO APPEARS HERE]

Fund Management Company
11 Greenway Plaza, Suite 100
Houston, Texas 77046-1188